Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Adient plc *	3,169	106,764
American Axle & Manufacturing Holdings, Inc. *	7,198	48,586
Aptiv plc *	3,779	332,854
Autoliv, Inc.	2,303	187,694
BorgWarner, Inc.	7,836	347,370
Cooper-Standard Holdings, Inc. *	7,321	79,579
Dana, Inc.	7,745	99,678
Dorman Products, Inc. *	398	32,656
Ford Motor Co.	140,961	1,691,532
Fox Factory Holding Corp. *	240	21,341
General Motors Co.	72,302	2,343,308
Gentex Corp.	5,774	151,625
Gentherm, Inc. *	554	30,448
Harley-Davidson, Inc.	3,489	108,543
LCI Industries	593	64,068
Lear Corp.	2,857	350,440
Modine Manufacturing Co. *	1,932	52,724
Patrick Industries, Inc.	680	44,560
Standard Motor Products, Inc.	843	29,775
Stoneridge, Inc. *	936	15,313
Tesla, Inc. *	1,758	358,509
The Goodyear Tire & Rubber Co. *	24,275	333,296
Thor Industries, Inc.	1,943	152,079
Visteon Corp. *	963	128,637
Winnebago Industries, Inc.	844	46,960
		7,158,339

Banks 6.3%
1st Source Corp.	264	10,858
Ameris Bancorp	602	18,999
Associated Banc-Corp.	2,966	43,927
Axos Financial, Inc. *	682	25,793
BancFirst Corp.	39	3,298
Bank of America Corp.	152,594	4,240,587
Bank of Hawaii Corp. (a)	649	25,408
Bank OZK	1,569	54,256
BankUnited, Inc.	2,024	38,294
Banner Corp.	563	24,361
BOK Financial Corp.	400	32,528
Brookline Bancorp, Inc.	1,208	9,930
Cadence Bank	1,893	33,998
Capitol Federal Financial, Inc.	2,860	17,103
Cathay General Bancorp	1,084	31,696
Central Pacific Financial Corp.	677	9,891
Citigroup, Inc.	106,988	4,741,708
Citizens Financial Group, Inc.	12,058	310,855
City Holding Co.	168	14,480
Columbia Banking System, Inc.	2,770	55,483
Comerica, Inc.	3,564	128,660
Commerce Bancshares, Inc.	974	46,703
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Bank System, Inc.	548	27,093
ConnectOne Bancorp, Inc.	126	1,711
Credicorp Ltd.	1,531	198,188
Cullen/Frost Bankers, Inc.	537	53,807
Customers Bancorp, Inc. *	447	10,290
CVB Financial Corp.	1,228	14,748
Eagle Bancorp, Inc.	509	10,144
East West Bancorp, Inc.	1,505	72,014
Eastern Bankshares, Inc.	833	9,038
Enterprise Financial Services Corp.	300	12,186
F.N.B. Corp.	5,537	60,852
Fifth Third Bancorp	14,015	340,144
First BanCorp	2,086	23,280
First Bancorp/Southern Pines NC	320	9,632
First Busey Corp.	766	14,324
First Citizens BancShares, Inc., Class A	87	108,506
First Commonwealth Financial Corp.	1,350	17,078
First Financial Bancorp	1,428	27,075
First Financial Bankshares, Inc.	666	17,249
First Hawaiian, Inc.	2,582	42,577
First Horizon Corp.	4,466	46,045
First Interstate BancSystem, Inc., Class A	931	20,529
First Merchants Corp.	637	16,849
Fulton Financial Corp.	2,495	27,844
Glacier Bancorp, Inc.	859	24,756
Hancock Whitney Corp.	1,178	43,032
Hanmi Financial Corp.	554	7,978
Heartland Financial USA, Inc.	460	12,691
Heritage Financial Corp.	485	7,930
Hilltop Holdings, Inc.	1,389	41,003
HomeStreet, Inc.	492	2,578
Hope Bancorp, Inc.	2,669	21,405
Huntington Bancshares, Inc.	19,477	200,808
Independent Bank Corp.	298	13,154
Independent Bank Group, Inc.	332	11,079
International Bancshares Corp.	759	32,425
JPMorgan Chase & Co.	65,700	8,916,147
Kearny Financial Corp.	1,225	8,367
KeyCorp	18,934	176,844
Lakeland Bancorp, Inc.	158	2,056
Lakeland Financial Corp.	184	9,242
M&T Bank Corp.	3,340	397,994
NBT Bancorp, Inc.	591	19,828
New York Community Bancorp, Inc.	15,996	164,439
Northwest Bancshares, Inc.	1,858	19,528
OceanFirst Financial Corp.	667	9,471
OFG Bancorp	736	17,855
Old National Bancorp	4,156	51,618
Pacific Premier Bancorp, Inc.	823	15,497
PacWest Bancorp	2,924	18,860
Park National Corp.	181	17,874
Pathward Financial, Inc.	412	18,103
Pinnacle Financial Partners, Inc.	606	29,482
Popular, Inc.	1,733	99,093
Premier Financial Corp.	131	1,826
Prosperity Bancshares, Inc.	973	55,636

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Provident Financial Services, Inc.	1,074	17,055
Regions Financial Corp.	14,762	254,940
Renasant Corp.	768	20,060
S&T Bancorp, Inc.	606	16,253
Sandy Spring Bancorp, Inc.	558	11,685
Simmons First National Corp., Class A	1,881	30,604
Southside Bancshares, Inc.	394	10,441
SouthState Corp.	564	35,261
Synovus Financial Corp.	2,307	62,497
Texas Capital Bancshares, Inc. *	689	32,590
The Bank of N.T. Butterfield & Son Ltd.	848	21,259
The PNC Financial Services Group, Inc.	7,821	905,907
Tompkins Financial Corp.	193	10,094
Towne Bank	833	19,359
TriCo Bancshares	293	9,540
Truist Financial Corp.	17,440	531,397
Trustmark Corp.	1,139	23,782
U.S Bancorp	31,813	951,209
UMB Financial Corp.	502	28,433
United Bankshares, Inc.	1,466	43,130
United Community Banks, Inc.	879	19,874
Valley National Bancorp	5,217	38,502
Veritex Holdings, Inc.	156	2,694
Washington Federal, Inc.	1,590	41,356
Washington Trust Bancorp, Inc.	261	6,645
Webster Financial Corp.	1,288	45,788
Wells Fargo & Co.	128,291	5,107,265
WesBanco, Inc.	866	20,905
Westamerica BanCorp	276	10,441
Western Alliance Bancorp	735	24,917
Wintrust Financial Corp.	687	43,673
WSFS Financial Corp.	507	16,954
Zions Bancorp NA	3,914	106,813
		30,089,941

Capital Goods 7.5%
3M Co.	13,028	1,215,643
A.O. Smith Corp.	2,059	131,652
AAON, Inc.	306	26,503
AAR Corp. *	935	46,853
Acuity Brands, Inc.	824	124,169
Advanced Drainage Systems, Inc.	298	28,837
AECOM	2,717	212,062
AerCap Holdings N.V. *	2,559	146,068
Aerojet Rocketdyne Holdings, Inc. *	763	41,568
AGCO Corp.	1,377	151,856
Air Lease Corp.	2,413	91,742
Alamo Group, Inc.	184	30,629
Albany International Corp., Class A	391	33,204
Allegion plc	977	102,331
Allison Transmission Holdings, Inc.	4,153	196,437
American Woodmark Corp. *	835	49,682
AMETEK, Inc.	1,725	250,246
API Group Corp. *	2,161	48,839
Apogee Enterprises, Inc.	871	32,149
Applied Industrial Technologies, Inc.	574	70,579
Arcosa, Inc.	1,102	72,357
Argan, Inc.	457	18,486
Armstrong World Industries, Inc.	715	44,645
Astec Industries, Inc.	832	30,667
Atkore, Inc. *	350	40,869
AZZ, Inc.	812	28,347
Barnes Group, Inc.	1,557	61,268
Beacon Roofing Supply, Inc. *	1,179	75,385
BlueLinx Holdings, Inc. *	80	6,578
Boise Cascade Co.	1,473	105,791
BWX Technologies, Inc.	1,304	78,657
Carlisle Cos., Inc.	694	147,433
SECURITY	NUMBER OF SHARES	VALUE ($)
Carrier Global Corp.	13,712	560,821
Caterpillar, Inc.	7,379	1,518,229
Columbus McKinnon Corp.	619	22,581
Comfort Systems USA, Inc.	478	70,734
Construction Partners, Inc., Class A *	448	12,396
Core & Main, Inc., Class A *	751	20,082
Crane Co.	735	53,405
Crane NXT Co.	735	38,683
CSW Industrials, Inc.	116	16,440
Cummins, Inc.	3,408	696,629
Curtiss-Wright Corp.	608	96,100
Deere & Co.	2,351	813,399
Donaldson Co., Inc.	1,830	107,110
Douglas Dynamics, Inc.	451	12,745
Dover Corp.	1,827	243,594
Ducommun, Inc. *	64	2,621
DXP Enterprises, Inc. *	713	22,795
Dycom Industries, Inc. *	826	83,781
Eaton Corp. plc	6,310	1,109,929
EMCOR Group, Inc.	1,331	219,402
Emerson Electric Co.	9,382	728,794
Encore Wire Corp.	322	52,702
Enerpac Tool Group Corp.	590	14,998
EnerSys	1,041	101,258
EnPro Industries, Inc.	318	32,143
Esab Corp.	634	37,228
ESCO Technologies, Inc.	323	29,070
Fastenal Co.	5,712	307,591
Federal Signal Corp.	867	45,942
Flowserve Corp.	2,949	95,990
Fluor Corp. *	4,166	110,649
Fortive Corp.	2,351	153,074
Fortune Brands Innovations, Inc.	3,159	190,962
Franklin Electric Co., Inc.	555	50,483
FTAI Aviation Ltd., Class A	351	9,846
Gates Industrial Corp. plc *	2,479	29,054
GATX Corp.	841	100,003
Generac Holdings, Inc. *	461	50,212
General Dynamics Corp.	4,361	890,429
General Electric Co.	24,645	2,502,207
Gibraltar Industries, Inc. *	696	36,401
GMS, Inc. *	1,033	65,420
Graco, Inc.	1,401	107,162
GrafTech International Ltd.	9,060	38,867
Granite Construction, Inc.	1,737	62,862
Great Lakes Dredge & Dock Corp. *	2,006	12,718
Griffon Corp.	846	26,666
H&E Equipment Services, Inc.	999	35,924
HEICO Corp.	186	28,752
HEICO Corp., Class A	326	39,723
Herc Holdings, Inc.	443	44,929
Hexcel Corp.	1,644	113,420
Hillenbrand, Inc.	1,133	54,350
Hillman Solutions Corp. *	562	4,552
Honeywell International, Inc.	9,163	1,755,631
Howmet Aerospace, Inc.	5,660	241,965
Hubbell, Inc.	698	197,157
Huntington Ingalls Industries, Inc.	1,005	202,387
IDEX Corp.	608	121,089
Illinois Tool Works, Inc.	3,709	811,270
Ingersoll Rand, Inc.	1,857	105,218
ITT, Inc.	1,266	96,419
JELD-WEN Holding, Inc. *	5,585	73,108
John Bean Technologies Corp.	374	39,872
Johnson Controls International plc	11,475	685,057
Kadant, Inc.	103	19,541
Kaman Corp.	1,262	26,224
Kennametal, Inc.	2,406	59,957
Kratos Defense & Security Solutions, Inc. *	1,366	17,949

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
L3Harris Technologies, Inc.	2,638	464,077
Lennox International, Inc.	433	119,296
Lincoln Electric Holdings, Inc.	741	125,718
Lindsay Corp.	117	13,783
Lockheed Martin Corp.	3,167	1,406,180
Masco Corp.	4,371	211,207
Masonite International Corp. *	731	64,379
MasTec, Inc. *	1,368	138,660
McGrath RentCorp	349	30,995
MDU Resources Group, Inc.	4,972	145,083
Mercury Systems, Inc. *	443	17,981
Moog, Inc., Class A	765	74,366
MRC Global, Inc. *	3,918	34,047
MSC Industrial Direct Co., Inc., Class A	1,270	114,198
Mueller Industries, Inc.	1,245	92,454
Mueller Water Products, Inc., Class A	2,862	39,209
MYR Group, Inc. *	366	46,665
National Presto Industries, Inc.	221	16,473
Nordson Corp.	428	93,274
Northrop Grumman Corp.	1,830	796,947
NOW, Inc. *	5,158	45,855
nVent Electric plc	2,599	112,745
Oshkosh Corp.	2,147	158,513
Otis Worldwide Corp.	2,827	224,775
Owens Corning	2,535	269,547
PACCAR, Inc.	9,644	663,314
Parker-Hannifin Corp.	1,514	485,146
Parsons Corp. *	523	23,373
Pentair plc	3,078	170,737
PGT Innovations, Inc. *	956	23,776
Primoris Services Corp.	2,458	65,874
Proto Labs, Inc. *	632	19,440
Quanex Building Products Corp.	1,053	22,124
Quanta Services, Inc.	1,819	323,018
Raytheon Technologies Corp.	13,540	1,247,576
RBC Bearings, Inc. *	137	27,166
Regal Rexnord Corp.	920	119,499
Resideo Technologies, Inc. *	4,321	69,266
REV Group, Inc.	1,403	14,226
Rockwell Automation, Inc.	1,237	344,628
Rush Enterprises, Inc., Class A	1,448	75,687
Sensata Technologies Holding plc	2,694	111,855
Simpson Manufacturing Co., Inc.	566	66,896
SiteOne Landscape Supply, Inc. *	351	48,399
Snap-on, Inc.	985	245,127
Spirit AeroSystems Holdings, Inc., Class A	4,974	132,259
SPX Technologies, Inc. *	394	30,086
Standex International Corp.	230	31,324
Stanley Black & Decker, Inc.	4,429	332,042
Sterling Infrastructure, Inc. *	519	23,910
Tennant Co.	373	27,266
Terex Corp.	1,672	77,531
Textainer Group Holdings Ltd.	577	20,466
Textron, Inc.	4,609	285,159
The AZEK Co., Inc. *	823	19,135
The Boeing Co. *	10,184	2,094,849
The Gorman-Rupp Co.	639	15,291
The Greenbrier Cos., Inc.	2,017	54,802
The Manitowoc Co., Inc. *	2,377	34,110
The Middleby Corp. *	621	81,972
The Shyft Group, Inc.	642	15,093
The Timken Co.	1,314	94,017
The Toro Co.	1,088	106,439
Titan Machinery, Inc. *	605	15,276
TPI Composites, Inc. *	1,053	11,225
Trane Technologies plc	2,350	383,590
TransDigm Group, Inc.	530	410,034
Trex Co., Inc. *	780	40,053
Trinity Industries, Inc.	2,115	44,732
SECURITY	NUMBER OF SHARES	VALUE ($)
Triton International Ltd.	1,296	107,101
Tutor Perini Corp. *	6,650	35,910
UFP Industries, Inc.	1,554	121,367
United Rentals, Inc.	1,314	438,600
Univar Solutions, Inc. *	4,253	151,492
Valmont Industries, Inc.	263	68,977
Veritiv Corp.	532	56,174
Vertiv Holdings Co.	1,424	27,483
W.W. Grainger, Inc.	576	373,835
Wabash National Corp.	2,297	53,865
Watsco, Inc.	483	156,671
Watts Water Technologies, Inc., Class A	320	50,704
WESCO International, Inc.	972	133,533
Westinghouse Air Brake Technologies Corp.	1,978	183,222
WillScot Mobile Mini Holdings Corp. *	655	28,217
Woodward, Inc.	780	82,220
Xylem, Inc.	1,849	185,270
Zurn Elkay Water Solutions Corp., Class C	966	21,745
		35,800,834

Commercial & Professional Services 1.4%
ABM Industries, Inc.	2,356	104,041
ACCO Brands Corp.	6,366	30,811
ASGN, Inc. *	921	60,261
Automatic Data Processing, Inc.	2,850	595,622
Barrett Business Services, Inc.	140	11,760
Booz Allen Hamilton Holding Corp.	1,637	164,649
BrightView Holdings, Inc. *	2,587	17,074
Broadridge Financial Solutions, Inc.	1,117	163,886
CACI International, Inc., Class A *	407	121,783
Casella Waste Systems, Inc., Class A *	215	19,384
CBIZ, Inc. *	558	28,134
Ceridian HCM Holding, Inc. *	227	14,040
Cimpress plc *	915	43,719
Cintas Corp.	682	322,000
Clarivate plc *	2,124	16,567
Clean Harbors, Inc. *	691	97,016
Concentrix Corp.	550	48,235
Conduent, Inc. *	9,585	29,043
Copart, Inc. *	1,757	153,896
CoreCivic, Inc. *	7,563	65,193
CoStar Group, Inc. *	929	73,763
CRA International, Inc.	25	2,317
CSG Systems International, Inc.	526	25,237
Deluxe Corp.	3,130	47,639
Dun & Bradstreet Holdings, Inc.	1,784	17,840
Ennis, Inc.	219	4,242
Equifax, Inc.	698	145,617
ExlService Holdings, Inc. *	211	31,848
Exponent, Inc.	237	21,643
FTI Consulting, Inc. *	488	91,749
Genpact Ltd.	2,559	94,120
Harsco Corp. *	5,081	42,985
Healthcare Services Group, Inc.	3,877	52,378
Heidrick & Struggles International, Inc.	433	10,500
HNI Corp.	1,788	45,594
Huron Consulting Group, Inc. *	271	22,027
ICF International, Inc.	332	37,181
Insperity, Inc.	332	36,759
Interface, Inc.	2,153	14,920
Jacobs Solutions, Inc.	2,168	237,613
KBR, Inc.	1,787	105,469
Kelly Services, Inc., Class A	4,747	82,978
Kforce, Inc.	549	31,617
Korn Ferry	1,007	47,329
Leidos Holdings, Inc.	2,928	228,560
ManpowerGroup, Inc.	3,776	264,962
Matthews International Corp., Class A	1,089	41,927

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maximus, Inc.	1,629	131,884
MillerKnoll, Inc.	2,268	30,731
MSA Safety, Inc.	316	43,469
NV5 Global, Inc. *	26	2,356
OPENLANE, Inc. *	3,903	58,623
Paychex, Inc.	2,356	247,215
Paycom Software, Inc.	98	27,453
Pitney Bowes, Inc.	14,398	47,801
Republic Services, Inc.	2,170	307,337
Resources Connection, Inc.	1,149	17,557
Robert Half International, Inc.	2,466	160,339
Rollins, Inc.	1,118	43,960
Science Applications International Corp.	1,229	119,619
SP Plus Corp. *	456	16,603
SS&C Technologies Holdings, Inc.	2,320	127,507
Steelcase, Inc., Class A	6,157	39,959
Stericycle, Inc. *	1,346	56,734
Tetra Tech, Inc.	503	69,147
The Brink's Co.	765	50,895
The GEO Group, Inc. *	9,642	71,929
TransUnion	1,444	103,939
TriNet Group, Inc. *	502	44,613
TrueBlue, Inc. *	2,362	39,068
TTEC Holdings, Inc.	306	9,706
UniFirst Corp.	340	58,177
Verisk Analytics, Inc.	991	217,138
Verra Mobility Corp. *	907	15,990
Waste Management, Inc.	4,351	704,514
		6,830,191

Consumer Discretionary Distribution & Retail 4.1%
1-800-Flowers.com, Inc., Class A *	1,503	12,204
Abercrombie & Fitch Co., Class A *	2,760	85,643
Academy Sports & Outdoors, Inc.	1,570	76,867
Advance Auto Parts, Inc.	1,396	101,754
Amazon.com, Inc. *	43,493	5,244,386
American Eagle Outfitters, Inc.	6,586	66,980
America's Car-Mart, Inc. *	186	15,165
Arko Corp.	1,790	12,978
Asbury Automotive Group, Inc. *	530	110,828
AutoNation, Inc. *	1,707	223,480
AutoZone, Inc. *	101	241,071
Bath & Body Works, Inc.	4,955	174,614
Best Buy Co., Inc.	10,813	785,781
Big 5 Sporting Goods Corp. (a)	1,413	10,682
Big Lots, Inc.	6,181	31,029
Boot Barn Holdings, Inc. *	268	18,122
Burlington Stores, Inc. *	590	88,771
Caleres, Inc.	981	16,932
Camping World Holdings, Inc., Class A	523	14,095
CarMax, Inc. *	4,056	292,884
Chico's FAS, Inc. *	5,672	25,751
Citi Trends, Inc. *	660	9,649
Conn's, Inc. *	1,778	7,219
ContextLogic, Inc., Class A *(a)	268	1,879
Designer Brands, Inc., Class A	2,613	16,384
Dick's Sporting Goods, Inc.	1,472	187,695
Dillard's, Inc., Class A	154	42,398
eBay, Inc.	16,930	720,202
Etsy, Inc. *	444	35,986
Five Below, Inc. *	284	48,996
Floor & Decor Holdings, Inc., Class A *	485	44,285
Foot Locker, Inc.	4,754	120,371
Franchise Group, Inc.	107	3,114
GameStop Corp., Class A *(a)	3,030	72,872
Genesco, Inc. *	677	12,206
Genuine Parts Co.	2,008	299,051
Group 1 Automotive, Inc.	771	172,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Groupon, Inc. *(a)	1,928	10,411
Guess?, Inc.	1,539	29,564
Haverty Furniture Cos., Inc.	839	22,141
Hibbett, Inc.	559	20,135
Kohl's Corp.	15,305	280,388
Leslie's, Inc. *	230	2,180
Lithia Motors, Inc.	722	168,428
LKQ Corp.	4,949	261,060
LL Flooring Holdings, Inc. *	699	3,146
Lowe’s Cos., Inc.	8,184	1,646,048
Macy's, Inc.	17,629	239,578
MarineMax, Inc. *	884	25,079
MercadoLibre, Inc. *	33	40,887
Monro, Inc.	713	29,497
Murphy USA, Inc.	643	177,738
National Vision Holdings, Inc. *	985	24,871
Nordstrom, Inc. (a)	6,133	93,835
Ollie's Bargain Outlet Holdings, Inc. *	885	48,781
O'Reilly Automotive, Inc. *	640	578,118
Overstock.com, Inc. *	1,168	21,877
Penske Automotive Group, Inc.	858	118,593
Petco Health & Wellness Co., Inc. *	542	4,141
PetMed Express, Inc.	704	10,440
Pool Corp.	260	82,220
Qurate Retail, Inc., Class A *	91,516	75,967
RH *	138	33,807
Ross Stores, Inc.	3,835	397,383
Sally Beauty Holdings, Inc. *	5,003	56,334
Shoe Carnival, Inc.	651	12,740
Signet Jewelers Ltd.	1,225	77,775
Sleep Number Corp. *	1,272	23,074
Sonic Automotive, Inc., Class A	1,118	46,330
Sportsman's Warehouse Holdings, Inc. *	1,695	7,678
Stitch Fix, Inc., Class A *	4,057	14,565
The Aaron's Co., Inc.	2,522	30,869
The Buckle, Inc.	815	25,029
The Children's Place, Inc. *	542	8,146
The Container Store Group, Inc. *	626	1,540
The Gap, Inc.	13,649	109,465
The Home Depot, Inc.	11,161	3,163,585
The ODP Corp. *	3,325	133,200
The TJX Cos., Inc.	13,867	1,064,847
Tractor Supply Co.	1,173	245,849
Ulta Beauty, Inc. *	398	163,112
Upbound Group, Inc.	1,928	57,667
Urban Outfitters, Inc. *	3,126	96,343
Valvoline, Inc.	1,661	63,949
Victoria's Secret & Co. *	1,572	32,100
Vroom, Inc. *	5,984	4,777
Wayfair, Inc., Class A *	344	13,870
Williams-Sonoma, Inc.	1,249	141,774
Zumiez, Inc. *	907	14,576
		19,500,157

Consumer Durables & Apparel 1.8%
Acushnet Holdings Corp.	543	24,305
Beazer Homes USA, Inc. *	1,785	36,182
Brunswick Corp.	1,834	138,467
Capri Holdings Ltd. *	3,038	106,634
Carter's, Inc.	1,425	88,592
Cavco Industries, Inc. *	140	34,857
Century Communities, Inc.	856	54,467
Columbia Sportswear Co.	851	62,829
Crocs, Inc. *	470	52,772
D.R. Horton, Inc.	7,366	786,983
Deckers Outdoor Corp. *	310	147,250
Ethan Allen Interiors, Inc.	992	24,830
Fossil Group, Inc. *	4,798	9,740

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Garmin Ltd.	517	53,329
G-III Apparel Group Ltd. *	3,063	49,253
GoPro, Inc., Class A *	570	2,394
Hanesbrands, Inc.	19,907	81,818
Hasbro, Inc.	2,325	137,989
Helen of Troy Ltd. *	576	55,457
Installed Building Products, Inc.	270	28,226
iRobot Corp. *	827	29,317
KB Home	3,023	130,987
Kontoor Brands, Inc.	747	29,253
La-Z-Boy, Inc.	1,888	50,447
Leggett & Platt, Inc.	3,743	114,087
Lennar Corp., Class A	7,016	751,554
LGI Homes, Inc. *	493	56,089
Lululemon Athletica, Inc. *	536	177,914
M.D.C. Holdings, Inc.	2,304	92,805
M/I Homes, Inc. *	1,220	86,217
Malibu Boats, Inc., Class A *	272	14,266
Mattel, Inc. *	3,491	60,778
Meritage Homes Corp.	1,319	152,120
Mohawk Industries, Inc. *	2,409	221,724
Movado Group, Inc.	369	9,391
Newell Brands, Inc.	11,256	93,537
NIKE, Inc., Class B	10,580	1,113,651
NVR, Inc. *	60	333,253
Oxford Industries, Inc.	269	26,884
Peloton Interactive, Inc., Class A *	330	2,402
Polaris, Inc.	1,246	134,207
PulteGroup, Inc.	8,779	580,116
PVH Corp.	3,327	286,189
Ralph Lauren Corp.	1,196	127,147
Skechers U.S.A., Inc., Class A *	2,520	129,452
Skyline Champion Corp. *	507	29,472
Smith & Wesson Brands, Inc.	2,433	28,539
Sonos, Inc. *	962	13,978
Steven Madden Ltd.	1,895	59,143
Sturm Ruger & Co., Inc.	586	30,214
Tapestry, Inc.	5,286	211,546
Taylor Morrison Home Corp. *	4,162	176,594
Tempur Sealy International, Inc.	2,776	98,937
Toll Brothers, Inc.	3,730	252,521
TopBuild Corp. *	405	81,672
Topgolf Callaway Brands Corp. *	870	14,851
Tri Pointe Homes, Inc. *	5,699	166,468
Tupperware Brands Corp. *	6,775	6,030
Under Armour, Inc., Class A *	3,834	27,643
Under Armour, Inc., Class C *	3,850	25,333
VF Corp.	9,446	162,660
Vista Outdoor, Inc. *	1,166	31,051
Whirlpool Corp.	2,683	346,885
Wolverine World Wide, Inc.	3,566	47,713
YETI Holdings, Inc. *	538	19,675
		8,611,086

Consumer Services 2.3%
ADT, Inc.	6,054	34,447
Adtalem Global Education, Inc. *	1,610	66,815
Airbnb, Inc., Class A *	48	5,269
Aramark	5,370	212,008
Arcos Dorados Holdings, Inc., Class A	2,782	23,508
BJ's Restaurants, Inc. *	795	23,675
Bloomin' Brands, Inc.	2,362	56,428
Booking Holdings, Inc. *	476	1,194,174
Boyd Gaming Corp.	905	57,676
Bright Horizons Family Solutions, Inc. *	611	52,302
Brinker International, Inc. *	1,290	47,188
Caesars Entertainment, Inc. *	974	39,944
Carnival Corp. *	46,214	518,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Carriage Services, Inc.	91	2,381
Chipotle Mexican Grill, Inc. *	101	209,725
Choice Hotels International, Inc.	178	20,201
Churchill Downs, Inc.	552	74,973
Cracker Barrel Old Country Store, Inc.	781	76,554
Darden Restaurants, Inc.	1,572	249,193
Dave & Buster's Entertainment, Inc. *	771	24,788
Denny's Corp. *	1,679	18,586
Dine Brands Global, Inc.	247	14,778
Domino’s Pizza, Inc.	468	135,650
DoorDash, Inc., Class A *	137	8,945
Everi Holdings, Inc. *	787	10,939
Expedia Group, Inc. *	1,477	141,364
Frontdoor, Inc. *	837	25,805
Graham Holdings Co., Class B	123	69,464
Grand Canyon Education, Inc. *	631	66,103
H&R Block, Inc.	2,575	76,864
Hilton Grand Vacations, Inc. *	804	34,371
Hilton Worldwide Holdings, Inc.	1,939	263,937
Hyatt Hotels Corp., Class A	825	88,671
International Game Technology plc	2,671	65,520
Jack in the Box, Inc.	834	72,191
Las Vegas Sands Corp. *	7,705	424,777
Laureate Education, Inc.	3,928	47,529
Light & Wonder, Inc. *	1,409	82,131
Marriott International, Inc., Class A	1,993	334,405
Marriott Vacations Worldwide Corp.	574	70,728
McDonald’s Corp.	7,327	2,089,001
MGM Resorts International	8,012	314,791
Norwegian Cruise Line Holdings Ltd. *	6,040	89,694
Papa John's International, Inc.	242	16,967
Penn Entertainment, Inc. *	2,524	63,201
Perdoceo Education Corp. *	1,910	22,519
Planet Fitness, Inc., Class A *	547	34,975
Red Rock Resorts, Inc., Class A	660	30,089
Royal Caribbean Cruises Ltd. *	4,486	363,231
Sabre Corp. *	11,891	36,862
SeaWorld Entertainment, Inc. *	310	17,286
Service Corp. International	1,592	101,267
Six Flags Entertainment Corp. *	3,067	78,362
Starbucks Corp.	16,780	1,638,399
Strategic Education, Inc.	456	35,983
Stride, Inc. *	819	33,096
Texas Roadhouse, Inc.	825	89,017
The Cheesecake Factory, Inc.	957	29,983
The Wendy's Co.	3,115	68,561
Travel & Leisure Co.	2,380	86,799
Vail Resorts, Inc.	424	103,117
Wingstop, Inc.	106	21,132
WW International, Inc. *	4,383	28,752
Wyndham Hotels & Resorts, Inc.	823	56,170
Wynn Resorts Ltd.	1,609	158,808
Yum! Brands, Inc.	3,877	498,931
		11,149,983

Consumer Staples Distribution & Retail 3.4%
BJ's Wholesale Club Holdings, Inc. *	947	59,330
Casey's General Stores, Inc.	912	205,793
Costco Wholesale Corp.	5,075	2,596,167
Dollar General Corp.	3,324	668,423
Dollar Tree, Inc. *	2,968	400,324
Grocery Outlet Holding Corp. *	1,142	32,798
Ingles Markets, Inc., Class A	675	54,182
Performance Food Group Co. *	4,059	224,422
PriceSmart, Inc.	846	61,318
Rite Aid Corp. *(a)	14,429	25,828
SpartanNash Co.	3,386	77,539
Sprouts Farmers Market, Inc. *	3,711	128,252

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sysco Corp.	8,116	567,714
Target Corp.	11,958	1,565,661
The Andersons, Inc.	1,489	58,086
The Chefs' Warehouse, Inc. *	474	14,746
The Kroger Co.	32,077	1,454,051
United Natural Foods, Inc. *	2,762	73,773
US Foods Holding Corp. *	9,609	382,246
Walgreens Boots Alliance, Inc.	53,701	1,630,899
Walmart, Inc.	39,547	5,808,268
Weis Markets, Inc.	755	44,953
		16,134,773

Energy 6.3%
Antero Midstream Corp.	2,254	23,013
Antero Resources Corp. *	2,708	55,270
APA Corp.	4,404	139,959
Arch Resources, Inc.	377	38,963
Archrock, Inc.	4,318	38,862
Baker Hughes Co.	22,238	605,985
Berry Corp.	1,545	9,733
Cactus, Inc., Class A	277	8,748
California Resources Corp.	365	13,702
Callon Petroleum Co. *	98	3,002
ChampionX Corp.	1,137	28,721
Cheniere Energy, Inc.	1,301	181,841
Chevron Corp.	35,422	5,335,262
Chord Energy Corp.	42	6,008
Civitas Resources, Inc.	85	5,678
CNX Resources Corp. *	4,684	72,368
Comstock Resources, Inc.	275	2,563
ConocoPhillips	16,857	1,673,900
CONSOL Energy, Inc.	691	37,286
Core Laboratories, Inc.	1,097	23,991
CVR Energy, Inc.	997	23,340
Delek US Holdings, Inc.	3,091	68,064
Denbury, Inc. *	81	7,304
Devon Energy Corp.	4,355	200,765
DHT Holdings, Inc.	4,109	31,598
Diamond Offshore Drilling, Inc. *	289	3,165
Diamondback Energy, Inc.	671	85,318
Dorian LPG Ltd.	761	17,564
Dril-Quip, Inc. *	790	17,656
DTE Midstream LLC	726	33,004
EOG Resources, Inc.	6,682	716,912
EQT Corp.	1,631	56,710
Equitrans Midstream Corp.	11,645	99,332
Expro Group Holdings N.V. *	216	3,583
Exxon Mobil Corp.	86,009	8,788,400
Geopark Ltd.	232	2,220
Golar LNG Ltd. *	726	14,934
Green Plains, Inc. *	1,339	38,831
Halliburton Co.	10,005	286,643
Helix Energy Solutions Group, Inc. *	4,892	30,722
Helmerich & Payne, Inc.	2,639	81,492
Hess Corp.	1,232	156,057
HF Sinclair Corp.	6,150	254,856
International Seaways, Inc.	521	18,782
Kinder Morgan, Inc.	46,735	752,901
Kosmos Energy Ltd. *	5,694	33,936
Liberty Energy, Inc.	1,744	20,475
Magnolia Oil & Gas Corp., Class A	227	4,388
Marathon Oil Corp.	11,727	259,870
Marathon Petroleum Corp.	14,347	1,505,144
Matador Resources Co.	628	27,613
Murphy Oil Corp.	3,095	107,706
Nabors Industries Ltd. *	394	32,978
NexTier Oilfield Solutions, Inc. *	2,700	20,358
NOV, Inc.	8,298	116,753
SECURITY	NUMBER OF SHARES	VALUE ($)
Occidental Petroleum Corp.	10,047	579,310
Oceaneering International, Inc. *	3,092	47,338
Oil States International, Inc. *	3,080	19,589
ONEOK, Inc.	7,277	412,315
Ovintiv, Inc.	3,383	111,876
Par Pacific Holdings, Inc. *	934	19,913
Patterson-UTI Energy, Inc.	4,198	40,889
PBF Energy, Inc., Class A	4,786	176,173
PDC Energy, Inc.	778	53,386
Peabody Energy Corp.	3,584	65,085
Permian Resources Corp.	2,172	20,265
Phillips 66	19,194	1,758,362
Pioneer Natural Resources Co.	1,497	298,562
ProPetro Holding Corp. *	3,615	24,112
Range Resources Corp.	1,084	29,669
REX American Resources Corp. *	120	3,953
RPC, Inc.	1,903	12,655
Schlumberger N.V.	20,680	885,724
Scorpio Tankers, Inc.	670	30,666
Select Water Solutions, Inc., Class A	476	3,456
SFL Corp., Ltd.	3,477	29,833
SM Energy Co.	1,671	43,931
Southwestern Energy Co. *	7,589	36,200
Talos Energy, Inc. *	933	11,485
Targa Resources Corp.	2,908	197,889
TechnipFMC plc *	11,523	151,412
Teekay Tankers Ltd., Class A	765	27,639
Texas Pacific Land Corp.	14	18,252
The Williams Cos., Inc.	17,420	499,257
Transocean Ltd. *	15,328	87,676
Tsakos Energy Navigation Ltd.	199	3,411
US Silica Holdings, Inc. *	1,293	14,650
Valaris Ltd. *	428	24,708
Valero Energy Corp.	15,704	1,680,956
Vital Energy, Inc. *	120	4,979
Weatherford International plc *	1,412	79,693
World Fuel Services Corp.	15,736	359,882
		30,089,380

Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	1,517	19,524
Agree Realty Corp.	256	16,509
Alexander & Baldwin, Inc.	2,037	37,318
Alexandria Real Estate Equities, Inc.	924	104,837
American Assets Trust, Inc.	770	14,669
American Homes 4 Rent, Class A	1,736	59,510
American Tower Corp.	2,491	459,440
Americold Realty Trust, Inc.	2,380	69,734
Apartment Income REIT Corp.	1,860	64,523
Apple Hospitality REIT, Inc.	4,901	71,212
Ashford Hospitality Trust, Inc. *	2,777	11,525
AvalonBay Communities, Inc.	1,294	225,130
Boston Properties, Inc.	2,818	137,152
Brandywine Realty Trust	7,153	27,897
Brixmor Property Group, Inc.	5,059	101,332
Broadstone Net Lease, Inc.	870	13,642
Camden Property Trust	801	83,681
CBL & Associates Properties, Inc.	230	5,304
Centerspace	214	12,585
Chatham Lodging Trust	1,297	12,179
Corporate Office Properties Trust	1,890	43,130
Cousins Properties, Inc.	1,987	39,581
Crown Castle, Inc.	3,209	363,291
CubeSmart	1,464	65,060
DiamondRock Hospitality Co.	4,901	38,473
Digital Realty Trust, Inc.	2,463	252,359
Diversified Healthcare Trust	69,767	94,883
Douglas Emmett, Inc.	3,617	41,957

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Easterly Government Properties, Inc.	1,155	16,031
EastGroup Properties, Inc.	199	32,757
Elme Communities	1,584	23,934
Empire State Realty Trust, Inc., Class A	4,663	28,771
EPR Properties	1,267	52,847
Equinix, Inc.	549	409,307
Equity Commonwealth	882	18,037
Equity LifeStyle Properties, Inc.	1,127	71,193
Equity Residential	3,913	237,910
Essential Properties Realty Trust, Inc.	556	13,305
Essex Property Trust, Inc.	596	128,772
Extra Space Storage, Inc.	694	100,123
Federal Realty Investment Trust	812	71,618
First Industrial Realty Trust, Inc.	819	42,572
Four Corners Property Trust, Inc.	598	15,369
Gaming & Leisure Properties, Inc.	2,016	97,050
Getty Realty Corp.	401	13,742
Global Net Lease, Inc.	2,089	20,096
Healthcare Realty Trust, Inc.	4,530	84,303
Healthpeak Properties, Inc.	6,221	124,171
Highwoods Properties, Inc.	2,299	47,543
Host Hotels & Resorts, Inc.	15,313	254,196
Hudson Pacific Properties, Inc.	4,454	20,800
Independence Realty Trust, Inc.	261	4,508
Industrial Logistics Properties Trust	3,457	6,257
InvenTrust Properties Corp.	251	5,394
Invitation Homes, Inc.	3,720	126,034
Iron Mountain, Inc.	4,382	234,086
JBG SMITH Properties	2,238	31,690
Kilroy Realty Corp.	1,647	44,700
Kimco Realty Corp.	5,274	96,936
Kite Realty Group Trust	1,585	30,812
Lamar Advertising Co., Class A	1,054	94,734
Life Storage, Inc.	516	65,733
LTC Properties, Inc.	470	15,092
LXP Industrial Trust	3,676	38,010
Medical Properties Trust, Inc.	6,363	52,495
Mid-America Apartment Communities, Inc.	925	136,031
National Health Investors, Inc.	508	26,472
National Storage Affiliates Trust	408	14,937
NNN REIT, Inc.	1,523	64,788
Office Properties Income Trust	2,418	17,506
Omega Healthcare Investors, Inc.	3,169	94,468
Outfront Media, Inc.	3,559	50,965
Paramount Group, Inc.	8,043	34,907
Park Hotels & Resorts, Inc.	9,678	125,233
Pebblebrook Hotel Trust	2,491	33,778
Phillips Edison & Co., Inc.	290	8,413
Physicians Realty Trust	2,611	35,666
Piedmont Office Realty Trust, Inc., Class A	5,029	31,331
PotlatchDeltic Corp.	1,140	53,044
Prologis, Inc.	3,520	438,416
Public Storage	788	223,240
Rayonier, Inc.	1,642	48,143
Realty Income Corp.	2,202	130,887
Regency Centers Corp.	1,696	95,434
Retail Opportunity Investments Corp.	1,694	20,667
Rexford Industrial Realty, Inc.	421	22,919
RLJ Lodging Trust	6,129	63,006
RPT Realty	1,959	18,258
Ryman Hospitality Properties, Inc.	536	49,167
Sabra Health Care REIT, Inc.	4,227	47,596
SBA Communications Corp.	299	66,312
Service Properties Trust	16,351	134,242
Simon Property Group, Inc.	4,401	462,765
SITE Centers Corp.	3,725	44,402
SL Green Realty Corp.	2,737	63,307
Spirit Realty Capital, Inc.	1,176	45,935
STAG Industrial, Inc.	1,224	42,595
SECURITY	NUMBER OF SHARES	VALUE ($)
Star Holdings *	360	5,580
Summit Hotel Properties, Inc.	2,944	19,283
Sun Communities, Inc.	683	86,488
Sunstone Hotel Investors, Inc.	5,185	51,176
Tanger Factory Outlet Centers, Inc.	2,381	48,501
Terreno Realty Corp.	277	16,988
The Macerich Co.	7,938	76,522
The Necessity Retail REIT, Inc.	2,300	14,697
UDR, Inc.	2,472	98,064
Uniti Group, Inc.	9,169	34,109
Urban Edge Properties	2,121	28,273
Ventas, Inc.	7,557	326,009
Veris Residential, Inc. *	1,976	31,932
VICI Properties, Inc.	2,837	87,748
Vornado Realty Trust	5,788	78,485
Welltower, Inc.	5,695	424,904
Weyerhaeuser Co.	13,800	395,508
WP Carey, Inc.	1,335	92,596
Xenia Hotels & Resorts, Inc.	3,258	37,956
		9,957,014

Financial Services 7.4%
Affiliated Managers Group, Inc.	1,005	139,785
AGNC Investment Corp.	10,137	93,159
Ally Financial, Inc.	17,052	454,777
A-Mark Precious Metals, Inc.	811	27,469
American Express Co.	9,567	1,516,944
Ameriprise Financial, Inc.	1,847	551,274
Annaly Capital Management, Inc.	5,882	111,052
Apollo Commercial Real Estate Finance, Inc.	3,070	30,976
Apollo Global Management, Inc.	620	41,447
Arbor Realty Trust, Inc. (a)	1,686	21,260
Ares Management Corp., Class A	379	33,007
Artisan Partners Asset Management, Inc., Class A	1,261	40,352
B. Riley Financial, Inc.	426	15,413
Berkshire Hathaway, Inc., Class B *	30,471	9,783,629
BGC Partners, Inc., Class A	8,227	33,484
BlackRock, Inc.	1,536	1,009,997
Blackstone Mortgage Trust, Inc., Class A	2,165	39,381
Blackstone, Inc.	3,584	306,934
Block, Inc. *	679	41,005
Bread Financial Holdings, Inc.	5,105	143,859
Brightsphere Investment Group, Inc.	1,719	36,941
BrightSpire Capital, Inc.	1,600	9,472
Cannae Holdings, Inc. *	1,205	23,678
Capital One Financial Corp.	15,604	1,626,093
Cboe Global Markets, Inc.	890	117,854
Chimera Investment Corp.	11,731	56,543
CME Group, Inc.	2,253	402,724
Cohen & Steers, Inc.	283	15,398
Coinbase Global, Inc., Class A *(a)	346	21,521
Compass Diversified Holdings	1,830	35,905
Corebridge Financial, Inc.	629	10,454
Credit Acceptance Corp. *	126	56,156
Diamond Hill Investment Group, Inc.	20	3,175
Discover Financial Services	8,557	879,146
Donnelley Financial Solutions, Inc. *	496	21,998
Encore Capital Group, Inc. *	593	25,541
Enova International, Inc. *	949	44,148
Equitable Holdings, Inc.	5,560	136,442
Essent Group Ltd.	1,317	58,172
Euronet Worldwide, Inc. *	716	79,762
Evercore, Inc., Class A	1,049	113,240
EVERTEC, Inc.	661	22,791
FactSet Research Systems, Inc.	180	69,280
Federal Agricultural Mortgage Corp., Class C	121	16,191

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	7,352	401,199
FirstCash Holdings, Inc.	779	76,763
Fiserv, Inc. *	3,448	386,831
FleetCor Technologies, Inc. *	979	221,792
Focus Financial Partners, Inc., Class A *	387	20,159
Franklin Resources, Inc.	11,395	273,594
Global Payments, Inc.	2,640	257,902
Granite Point Mortgage Trust, Inc.	571	2,667
Green Dot Corp., Class A *	1,266	23,079
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	89	2,094
Houlihan Lokey, Inc.	482	42,083
Interactive Brokers Group, Inc., Class A	292	22,551
Intercontinental Exchange, Inc.	4,372	463,213
Invesco Ltd.	11,213	161,243
Jack Henry & Associates, Inc.	602	92,040
Jackson Financial, Inc., Class A	385	10,665
Janus Henderson Group plc	4,555	119,705
Jefferies Financial Group, Inc.	4,965	149,298
KKR & Co., Inc.	5,068	260,951
KKR Real Estate Finance Trust, Inc.	277	3,111
Ladder Capital Corp.	2,831	26,979
Lazard Ltd., Class A	2,823	80,992
LendingTree, Inc. *	407	7,444
LPL Financial Holdings, Inc.	685	133,424
MarketAxess Holdings, Inc.	165	44,948
Mastercard, Inc., Class A	3,587	1,309,327
MFA Financial, Inc.	3,660	38,723
MGIC Investment Corp.	6,900	104,328
Moelis & Co., Class A	1,053	39,877
Moody's Corp.	932	295,332
Morgan Stanley	15,598	1,275,293
Morningstar, Inc.	133	27,225
Mr Cooper Group, Inc. *	606	28,034
MSCI, Inc.	270	127,043
Nasdaq, Inc.	2,306	127,637
Navient Corp.	10,827	164,029
Nelnet, Inc., Class A	302	27,935
New York Mortgage Trust, Inc.	2,234	21,826
NMI Holdings, Inc., Class A *	919	23,113
Northern Trust Corp.	3,354	241,220
OneMain Holdings, Inc.	5,320	201,415
Pagseguro Digital Ltd., Class A *	2,461	24,487
PayPal Holdings, Inc. *	9,159	567,766
Paysafe Ltd. *	1,574	15,205
PennyMac Financial Services, Inc.	794	48,466
PennyMac Mortgage Investment Trust	2,270	26,423
Piper Sandler Cos.	200	25,474
PJT Partners, Inc., Class A	46	3,100
PRA Group, Inc. *	742	13,875
PROG Holdings, Inc. *	4,045	131,988
Radian Group, Inc.	4,179	106,732
Raymond James Financial, Inc.	1,747	157,841
Ready Capital Corp.	2,201	22,257
Redwood Trust, Inc.	2,939	17,399
Rithm Capital Corp.	12,904	105,039
S&P Global, Inc.	2,062	757,641
SEI Investments Co.	1,967	111,293
SLM Corp.	7,660	116,892
Starwood Property Trust, Inc.	5,013	87,978
State Street Corp.	6,304	428,798
StepStone Group, Inc., Class A	112	2,409
Stifel Financial Corp.	948	52,680
StoneCo Ltd., Class A *	2,053	25,724
Synchrony Financial	32,268	999,017
T. Rowe Price Group, Inc.	4,807	515,118
The Bank of New York Mellon Corp.	21,826	877,405
The Carlyle Group, Inc.	1,933	52,984
The Charles Schwab Corp. (b)	6,015	316,930
SECURITY	NUMBER OF SHARES	VALUE ($)
The Goldman Sachs Group, Inc.	6,319	2,046,724
The Western Union Co.	14,012	159,597
TPG RE Finance Trust, Inc.	1,998	12,647
TPG, Inc.	305	7,869
Tradeweb Markets, Inc., Class A	387	25,910
Two Harbors Investment Corp.	1,638	20,377
Virtu Financial, Inc., Class A	1,599	28,126
Virtus Investment Partners, Inc.	104	19,841
Visa, Inc., Class A	7,776	1,718,729
Voya Financial, Inc.	1,753	118,853
Walker & Dunlop, Inc.	507	37,107
WEX, Inc. *	293	48,594
World Acceptance Corp. *	249	27,686
XP, Inc., Class A *	595	10,502
		35,548,396

Food, Beverage & Tobacco 3.8%
Adecoagro SA	3,556	31,079
Altria Group, Inc.	38,944	1,729,893
Archer-Daniels-Midland Co.	15,109	1,067,451
B&G Foods, Inc.	3,601	46,129
Brown-Forman Corp., Class B	1,211	74,803
Bunge Ltd.	5,017	464,775
Calavo Growers, Inc.	873	28,224
Cal-Maine Foods, Inc.	689	32,762
Campbell Soup Co.	3,292	166,411
Coca-Cola Consolidated, Inc.	53	35,072
Coca-Cola Europacific Partners plc	4,668	291,237
Conagra Brands, Inc.	9,230	321,850
Constellation Brands, Inc., Class A	1,637	397,742
Darling Ingredients, Inc. *	1,639	103,880
Dole plc	2,367	31,623
Flowers Foods, Inc.	3,691	92,201
Fresh Del Monte Produce, Inc.	2,752	72,543
General Mills, Inc.	8,681	730,593
Hormel Foods Corp.	4,421	169,103
Hostess Brands, Inc. *	1,358	33,787
Ingredion, Inc.	2,258	236,187
J&J Snack Foods Corp.	243	37,410
John B Sanfilippo & Son, Inc.	309	35,915
Kellogg Co.	4,151	277,162
Keurig Dr Pepper, Inc.	8,661	269,530
Lamb Weston Holdings, Inc.	1,171	130,215
Lancaster Colony Corp.	288	56,615
McCormick & Co., Inc. Non Voting Shares	2,087	178,919
Mission Produce, Inc. *	939	11,456
Molson Coors Beverage Co., Class B	5,850	361,823
Mondelez International, Inc., Class A	18,815	1,381,209
Monster Beverage Corp. *	5,568	326,396
National Beverage Corp. *	324	16,012
Nomad Foods Ltd. *	3,544	60,425
PepsiCo, Inc.	14,401	2,626,022
Philip Morris International, Inc.	21,559	1,940,526
Pilgrim's Pride Corp. *	1,665	36,963
Post Holdings, Inc. *	1,531	130,074
Seneca Foods Corp., Class A *	102	4,716
The Boston Beer Co., Inc., Class A *	124	41,850
The Coca-Cola Co.	33,807	2,016,926
The Hain Celestial Group, Inc. *	2,982	36,410
The Hershey Co.	982	255,025
The J.M. Smucker Co.	2,524	369,993
The Kraft Heinz Co.	15,741	601,621
The Simply Good Foods Co. *	118	4,270
TreeHouse Foods, Inc. *	1,602	75,855
Tyson Foods, Inc., Class A	12,396	627,733

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Corp.	1,301	67,067
Vector Group Ltd.	3,004	35,177
		18,170,660

Health Care Equipment & Services 5.7%
Abbott Laboratories	13,066	1,332,732
Acadia Healthcare Co., Inc. *	859	60,671
AdaptHealth Corp. *	177	1,855
Addus HomeCare Corp. *	160	14,424
Align Technology, Inc. *	446	126,066
Amedisys, Inc. *	436	33,105
AmerisourceBergen Corp.	1,175	199,926
AMN Healthcare Services, Inc. *	537	50,994
Avanos Medical, Inc. *	607	14,872
Baxter International, Inc.	9,259	377,027
Becton Dickinson & Co.	2,388	577,323
Boston Scientific Corp. *	7,686	395,675
Brookdale Senior Living, Inc. *	9,364	32,306
Cardinal Health, Inc.	8,965	737,820
Centene Corp. *	12,961	808,896
Chemed Corp.	172	91,808
Community Health Systems, Inc. *	12,617	41,258
CONMED Corp.	272	32,994
Cross Country Healthcare, Inc. *	558	14,229
CVS Health Corp.	40,176	2,733,173
DaVita, Inc. *	3,539	331,498
Dentsply Sirona, Inc.	4,627	167,127
DexCom, Inc. *	271	31,777
Edwards Lifesciences Corp. *	2,102	177,051
Elevance Health, Inc.	4,678	2,094,902
Embecta Corp.	876	24,239
Encompass Health Corp.	1,897	117,652
Enhabit, Inc. *	1,492	16,054
Enovis Corp. *	659	34,749
Envista Holdings Corp. *	2,283	72,805
Fulgent Genetics, Inc. *	111	4,414
Globus Medical, Inc., Class A *	481	26,037
Haemonetics Corp. *	511	43,231
HCA Healthcare, Inc.	3,872	1,022,944
HealthEquity, Inc. *	253	13,864
Henry Schein, Inc. *	3,003	221,922
Hologic, Inc. *	2,335	184,208
Humana, Inc.	2,981	1,496,074
ICU Medical, Inc. *	225	39,350
IDEXX Laboratories, Inc. *	273	126,882
Insulet Corp. *	12	3,291
Integer Holdings Corp. *	557	45,596
Integra LifeSciences Holdings Corp. *	589	22,353
Intuitive Surgical, Inc. *	1,138	350,322
Laboratory Corp. of America Holdings	1,629	346,211
LivaNova plc *	308	13,638
Masimo Corp. *	322	52,112
McKesson Corp.	1,974	771,518
Medtronic plc	21,625	1,789,685
Merit Medical Systems, Inc. *	367	30,241
ModivCare, Inc. *	243	10,918
Molina Healthcare, Inc. *	781	213,916
Multiplan Corp. *	17,573	24,426
National HealthCare Corp.	114	6,920
Neogen Corp. *	1,044	18,260
NextGen Healthcare, Inc. *	813	12,658
NuVasive, Inc. *	738	28,162
OmniAb, Inc., Class A *(c)	52	0
OmniAb, Inc., Class B *(c)	52	0
Omnicell, Inc. *	343	25,183
OPKO Health, Inc. *	8,282	11,512
Option Care Health, Inc. *	960	26,448
Orthofix Medical, Inc. *	657	12,279
SECURITY	NUMBER OF SHARES	VALUE ($)
Owens & Minor, Inc. *	3,024	61,417
Patterson Cos., Inc.	2,993	78,387
Pediatrix Medical Group, Inc. *	3,514	46,736
Penumbra, Inc. *	13	3,995
Premier, Inc., Class A	2,254	56,350
Quest Diagnostics, Inc.	2,497	331,227
QuidelOrtho Corp. *	585	49,807
RadNet, Inc. *	588	17,017
ResMed, Inc.	633	133,430
Select Medical Holdings Corp.	2,506	68,589
STERIS plc	644	128,781
Stryker Corp.	2,413	664,975
Teladoc Health, Inc. *	558	12,918
Teleflex, Inc.	408	95,778
Tenet Healthcare Corp. *	3,501	249,271
The Cigna Group	6,266	1,550,271
The Cooper Cos., Inc.	352	130,779
The Ensign Group, Inc.	399	35,355
UnitedHealth Group, Inc.	10,496	5,114,071
Universal Health Services, Inc., Class B	2,863	378,288
US Physical Therapy, Inc.	147	15,016
Varex Imaging Corp. *	841	18,536
Veeva Systems, Inc., Class A *	245	40,597
Veradigm, Inc. *	2,814	33,149
Zimmer Biomet Holdings, Inc.	2,484	316,313
Zimvie, Inc. *	1,052	10,499
		27,381,135

Household & Personal Products 1.3%
BellRing Brands, Inc. *	104	3,809
Central Garden & Pet Co. *	50	1,815
Central Garden & Pet Co., Class A *	957	32,873
Church & Dwight Co., Inc.	2,556	236,302
Colgate-Palmolive Co.	9,380	697,684
Coty, Inc., Class A *	5,946	64,455
Edgewell Personal Care Co.	1,393	54,257
Energizer Holdings, Inc.	1,334	43,488
Herbalife Ltd. *	3,200	37,888
Inter Parfums, Inc.	159	19,970
Kimberly-Clark Corp.	4,711	632,593
Medifast, Inc.	185	14,560
Nu Skin Enterprises, Inc., Class A	2,187	72,893
Reynolds Consumer Products, Inc.	654	17,946
Spectrum Brands Holdings, Inc.	1,584	114,381
The Clorox Co.	1,591	251,664
The Estee Lauder Cos., Inc., Class A	1,356	249,545
The Procter & Gamble Co.	27,470	3,914,475
USANA Health Sciences, Inc. *	533	32,337
WD-40 Co.	122	23,137
		6,516,072

Insurance 3.2%
Aflac, Inc.	13,516	867,862
Ambac Financial Group, Inc. *	1,540	21,452
American Equity Investment Life Holding Co.	2,058	81,188
American Financial Group, Inc.	1,189	133,489
American International Group, Inc.	25,054	1,323,603
AMERISAFE, Inc.	495	25,275
Aon plc, Class A	2,064	636,311
Arch Capital Group Ltd. *	3,596	250,641
Argo Group International Holdings Ltd.	937	27,463
Arthur J. Gallagher & Co.	1,162	232,783
Assurant, Inc.	825	98,992
Assured Guaranty Ltd.	2,179	112,763
Axis Capital Holdings Ltd.	1,191	61,813
Brighthouse Financial, Inc. *	266	10,709

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brown & Brown, Inc.	1,624	101,224
Chubb Ltd.	5,496	1,021,157
Cincinnati Financial Corp.	2,342	226,003
CNA Financial Corp.	781	28,788
CNO Financial Group, Inc.	7,892	171,335
Employers Holdings, Inc.	768	27,771
Enstar Group Ltd. *	215	50,607
Everest Re Group Ltd.	568	193,131
Fidelity National Financial, Inc.	5,902	201,494
First American Financial Corp.	3,297	181,104
Genworth Financial, Inc., Class A *	30,455	162,934
Globe Life, Inc.	1,770	182,629
Horace Mann Educators Corp.	694	20,855
James River Group Holdings Ltd.	968	18,528
Kemper Corp.	1,801	77,947
Lincoln National Corp.	7,256	151,795
Loews Corp.	4,267	238,952
Markel Group, Inc. *	154	202,468
Marsh & McLennan Cos., Inc.	3,776	653,928
MBIA, Inc. *	1,519	12,091
Mercury General Corp.	1,084	32,531
MetLife, Inc.	16,484	816,782
Old Republic International Corp.	7,858	192,442
Primerica, Inc.	753	137,061
Principal Financial Group, Inc.	4,586	300,200
ProAssurance Corp.	2,157	26,208
Prudential Financial, Inc.	10,938	860,711
Reinsurance Group of America, Inc.	1,498	209,720
RenaissanceRe Holdings Ltd.	543	102,285
RLI Corp.	257	31,829
Safety Insurance Group, Inc.	349	25,414
Selective Insurance Group, Inc.	710	68,678
SiriusPoint Ltd. *	2,238	20,836
Stewart Information Services Corp.	1,102	49,414
The Allstate Corp.	8,591	931,694
The Hanover Insurance Group, Inc.	812	90,506
The Hartford Financial Services Group, Inc.	7,741	530,413
The Progressive Corp.	6,984	893,323
The Travelers Cos., Inc.	7,594	1,285,209
United Fire Group, Inc.	656	14,091
Universal Insurance Holdings, Inc.	1,888	27,093
Unum Group	6,728	292,332
W.R. Berkley Corp.	2,372	132,073
White Mountains Insurance Group Ltd.	45	60,939
Willis Towers Watson plc	1,276	279,253
		15,220,122

Materials 3.4%
AdvanSix, Inc.	697	22,931
Air Products and Chemicals, Inc.	2,069	556,851
Albemarle Corp.	613	118,634
Alcoa Corp.	4,365	138,458
Alpha Metallurgical Resources, Inc.	186	25,104
Alto Ingredients, Inc. *	6,510	13,085
American Vanguard Corp.	541	9,229
AptarGroup, Inc.	935	105,178
Arconic Corp. *	5,018	145,070
Ashland, Inc.	737	62,557
ATI, Inc. *	1,060	36,655
Avery Dennison Corp.	1,045	168,381
Avient Corp.	1,789	65,299
Axalta Coating Systems Ltd. *	3,716	107,801
Balchem Corp.	234	28,929
Ball Corp.	3,954	202,287
Berry Global Group, Inc.	2,928	167,511
Cabot Corp.	994	68,069
Carpenter Technology Corp.	1,538	70,148
Celanese Corp.	2,839	295,313
SECURITY	NUMBER OF SHARES	VALUE ($)
Century Aluminum Co. *	1,555	12,191
CF Industries Holdings, Inc.	2,371	145,840
Clearwater Paper Corp. *	839	25,497
Cleveland-Cliffs, Inc. *	4,025	55,867
Coeur Mining, Inc. *	6,542	19,626
Commercial Metals Co.	2,658	113,630
Compass Minerals International, Inc.	1,121	35,569
Constellium SE *	3,168	47,203
Corteva, Inc.	5,747	307,407
Crown Holdings, Inc.	1,899	144,761
Dow, Inc.	14,383	701,603
DuPont de Nemours, Inc.	13,826	928,969
Eagle Materials, Inc.	573	93,359
Eastman Chemical Co.	4,074	314,065
Ecolab, Inc.	2,857	471,548
Ecovyst, Inc. *	1,653	16,596
Element Solutions, Inc.	3,212	57,591
FMC Corp.	1,071	111,470
Freeport-McMoRan, Inc.	14,187	487,182
Glatfelter Corp.	4,635	13,302
Graphic Packaging Holding Co.	6,323	151,120
Greif, Inc., Class A	692	41,589
H.B. Fuller Co.	893	56,205
Hawkins, Inc.	391	18,354
Hecla Mining Co.	6,411	34,171
Huntsman Corp.	6,214	147,583
Ingevity Corp. *	538	25,388
Innospec, Inc.	439	40,546
International Flavors & Fragrances, Inc.	1,823	140,900
International Paper Co.	14,384	423,465
Kaiser Aluminum Corp.	569	34,368
Koppers Holdings, Inc.	898	26,006
Linde plc	4,530	1,602,080
Livent Corp. *	535	12,332
Louisiana-Pacific Corp.	1,736	101,591
LyondellBasell Industries N.V., Class A	8,639	738,980
Martin Marietta Materials, Inc.	607	241,610
Materion Corp.	391	39,233
Mativ Holdings, Inc.	2,581	38,870
Mercer International, Inc.	1,840	15,934
Minerals Technologies, Inc.	822	45,711
Myers Industries, Inc.	728	13,614
NewMarket Corp.	170	66,269
Newmont Corp.	11,408	462,594
Nucor Corp.	5,603	739,932
O-I Glass, Inc. *	7,237	149,951
Olin Corp.	2,180	103,136
Olympic Steel, Inc.	654	27,350
Orion Engineered Carbons S.A.	1,754	40,675
Packaging Corp. of America	1,835	227,595
Pactiv Evergreen, Inc.	2,463	17,290
PPG Industries, Inc.	4,264	559,821
Quaker Chemical Corp.	126	23,916
Rayonier Advanced Materials, Inc. *	5,602	19,047
Reliance Steel & Aluminum Co.	1,782	418,200
Royal Gold, Inc.	406	50,279
RPM International, Inc.	1,617	129,020
Ryerson Holding Corp.	139	4,725
Schnitzer Steel Industries, Inc., Class A	1,427	39,257
Sealed Air Corp.	2,851	107,910
Sensient Technologies Corp.	743	53,518
Sonoco Products Co.	2,458	147,136
Southern Copper Corp.	1,032	68,907
Steel Dynamics, Inc.	3,795	348,760
Stepan Co.	537	49,377
Summit Materials, Inc., Class A *	2,153	68,099
SunCoke Energy, Inc.	3,938	26,739
Sylvamo Corp.	2,304	90,824
The Chemours Co.	4,001	105,986

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Mosaic Co.	5,111	163,348
The Scotts Miracle-Gro Co.	1,117	70,594
The Sherwin-Williams Co.	1,491	339,620
TimkenSteel Corp. *	1,280	21,798
TriMas Corp.	854	21,615
Trinseo plc	2,532	31,447
Tronox Holdings plc, Class A	3,092	32,899
United States Steel Corp.	9,178	192,004
Vulcan Materials Co.	1,212	236,946
Warrior Met Coal, Inc.	2,612	85,621
Westlake Corp.	634	65,904
Westrock Co.	12,379	346,736
Worthington Industries, Inc.	1,174	65,897
		16,321,158

Media & Entertainment 6.5%
Activision Blizzard, Inc.	5,739	460,268
Alphabet, Inc., Class A *	43,323	5,323,097
Alphabet, Inc., Class C *	39,738	4,902,477
AMC Entertainment Holdings, Inc., Class A (a)	2,918	13,131
AMC Networks, Inc., Class A *	2,977	33,670
Bumble, Inc., Class A *	735	11,246
Cable One, Inc.	67	40,993
Cargurus, Inc. *	226	4,247
Cars.com, Inc. *	1,258	22,204
Charter Communications, Inc., Class A *	3,980	1,298,077
Cinemark Holdings, Inc. *	4,641	74,302
Clear Channel Outdoor Holdings, Inc. *	43,912	54,012
Comcast Corp., Class A	110,404	4,344,397
DISH Network Corp., Class A *	12,271	78,903
Electronic Arts, Inc.	3,083	394,624
Fox Corp., Class A	7,113	221,926
Fox Corp., Class B	3,351	97,883
Gannett Co., Inc. *	10,682	23,714
Gray Television, Inc.	3,666	25,772
IAC, Inc. *	754	42,103
iHeartMedia, Inc., Class A *	8,153	19,323
John Wiley & Sons, Inc., Class A	964	34,704
Liberty Broadband Corp., Class C *	42	3,112
Liberty Media Corp. - Liberty Formula One, Class A *	80	5,052
Liberty Media Corp. - Liberty Formula One, Class C *	671	47,238
Liberty Media Corp. - Liberty SiriusXM, Class A *	3,336	93,341
Liberty Media Corp. - Liberty SiriusXM, Class C *	6,049	169,130
Lions Gate Entertainment Corp., Class A *	1,937	19,951
Lions Gate Entertainment Corp., Class B *	3,847	37,277
Madison Square Garden Entertainment Corp. *	360	12,632
Match Group, Inc. *	1,066	36,777
Meta Platforms, Inc., Class A *	31,409	8,314,590
Netflix, Inc. *	1,424	562,808
News Corp., Class A	7,984	146,187
News Corp., Class B	2,463	45,516
Nexstar Media Group, Inc., Class A	691	104,286
Omnicom Group, Inc.	4,460	393,327
Paramount Global, Class B	24,914	378,942
Pinterest, Inc., Class A *	1,093	26,166
Roku, Inc. *	271	15,772
Scholastic Corp.	818	34,749
Shutterstock, Inc.	234	11,646
Sinclair Broadcast Group, Inc., Class A	1,392	21,409
Sirius XM Holdings, Inc. (a)	10,638	37,871
Sphere Entertainment Co. *	360	8,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Spotify Technology S.A. *	665	99,018
Taboola.com Ltd. *	830	2,266
Take-Two Interactive Software, Inc. *	1,199	165,138
TEGNA, Inc.	4,765	73,810
The E.W. Scripps Co., Class A *	1,540	12,135
The Interpublic Group of Cos., Inc.	6,380	237,272
The New York Times Co., Class A	1,675	59,329
The Trade Desk, Inc., Class A *	281	19,692
The Walt Disney Co. *	24,187	2,127,489
Thryv Holdings, Inc. *	367	8,551
TripAdvisor, Inc. *	2,004	31,182
Warner Bros Discovery, Inc. *	25,264	284,978
WideOpenWest, Inc. *	1,295	9,842
World Wrestling Entertainment, Inc., Class A	255	25,837
Yelp, Inc. *	1,632	54,672
Ziff Davis, Inc. *	722	42,627
ZoomInfo Technologies, Inc. *	160	3,957
		31,305,240

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	14,364	1,981,657
Agilent Technologies, Inc.	1,995	230,762
Alkermes plc *	779	22,537
Amgen, Inc.	8,904	1,964,668
Avantor, Inc. *	2,906	57,946
Azenta, Inc. *	430	18,598
Biogen, Inc. *	3,201	948,808
BioMarin Pharmaceutical, Inc. *	410	35,645
Bio-Rad Laboratories, Inc., Class A *	138	51,522
Bio-Techne Corp.	489	39,995
Bristol-Myers Squibb Co.	21,610	1,392,548
Bruker Corp.	749	51,756
Catalent, Inc. *	1,082	40,283
Charles River Laboratories International, Inc. *	322	62,268
Corcept Therapeutics, Inc. *	602	14,141
Danaher Corp.	2,702	620,433
Elanco Animal Health, Inc. *	4,672	38,077
Eli Lilly & Co.	2,575	1,105,860
Emergent BioSolutions, Inc. *	2,001	17,069
Exact Sciences Corp. *	309	25,208
Exelixis, Inc. *	2,405	46,368
Gilead Sciences, Inc.	29,515	2,270,884
Halozyme Therapeutics, Inc. *	82	2,659
Horizon Therapeutics plc *	687	68,721
ICON plc *	462	98,420
Illumina, Inc. *	828	162,826
Incyte Corp. *	651	40,069
Innoviva, Inc. *	511	6,893
IQVIA Holdings, Inc. *	1,971	388,110
Jazz Pharmaceuticals plc *	860	110,218
Johnson & Johnson	30,988	4,804,999
Medpace Holdings, Inc. *	125	25,871
Merck & Co., Inc.	28,296	3,124,161
Mettler-Toledo International, Inc. *	122	161,268
Moderna, Inc. *	298	38,058
Myriad Genetics, Inc. *	1,089	24,023
Neurocrine Biosciences, Inc. *	49	4,387
Organon & Co.	3,242	62,862
Perrigo Co., plc	4,274	136,597
Pfizer, Inc.	87,522	3,327,587
Prestige Consumer Healthcare, Inc. *	640	36,627
Regeneron Pharmaceuticals, Inc. *	705	518,570
Repligen Corp. *	20	3,358
Revvity, Inc.	815	93,986
Royalty Pharma plc, Class A	1,607	52,613
Seagen, Inc. *	148	28,964

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Supernus Pharmaceuticals, Inc. *	524	17,365
Syneos Health, Inc. *	1,936	80,538
Thermo Fisher Scientific, Inc.	2,113	1,074,376
United Therapeutics Corp. *	464	97,319
Vertex Pharmaceuticals, Inc. *	720	232,970
Viatris, Inc.	38,064	348,286
Waters Corp. *	558	140,181
West Pharmaceutical Services, Inc.	310	103,735
Zoetis, Inc.	2,249	366,610
		26,820,260

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	14,002	84,992
CBRE Group, Inc., Class A *	5,260	394,079
Cushman & Wakefield plc *	2,982	23,647
DigitalBridge Group, Inc.	7,065	88,030
Douglas Elliman, Inc.	718	2,089
eXp World Holdings, Inc.	273	4,202
Jones Lang LaSalle, Inc. *	1,619	227,211
Kennedy-Wilson Holdings, Inc.	2,280	35,180
Marcus & Millichap, Inc.	460	13,501
Newmark Group, Inc., Class A	2,928	16,748
Opendoor Technologies, Inc. *	3,591	9,480
The Howard Hughes Corp. *	341	25,428
The RMR Group, Inc., Class A	103	2,218
Zillow Group, Inc., Class A *	226	10,123
Zillow Group, Inc., Class C *	650	29,647
		966,575

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc. *	4,986	589,395
Amkor Technology, Inc.	2,669	66,138
Analog Devices, Inc.	2,677	475,676
Applied Materials, Inc.	9,880	1,317,004
Axcelis Technologies, Inc. *	200	31,510
Broadcom, Inc.	3,135	2,532,955
Cirrus Logic, Inc. *	978	75,971
Cohu, Inc. *	128	4,908
Diodes, Inc. *	628	56,419
Enphase Energy, Inc. *	25	4,347
Entegris, Inc.	987	103,882
First Solar, Inc. *	784	159,121
FormFactor, Inc. *	756	23,655
GLOBALFOUNDRIES, Inc. *	82	4,783
Ichor Holdings Ltd. *	562	17,029
Intel Corp.	188,048	5,912,229
KLA Corp.	870	385,401
Kulicke & Soffa Industries, Inc.	805	42,568
Lam Research Corp.	1,273	785,059
Lattice Semiconductor Corp. *	210	17,075
Magnachip Semiconductor Corp. *	497	5,084
Marvell Technology, Inc.	3,126	182,840
Microchip Technology, Inc.	3,476	261,604
Micron Technology, Inc.	25,532	1,741,282
MKS Instruments, Inc.	931	90,596
Monolithic Power Systems, Inc.	86	42,132
NVIDIA Corp.	4,099	1,550,816
NXP Semiconductors N.V.	2,737	490,197
ON Semiconductor Corp. *	2,619	218,948
Onto Innovation, Inc. *	240	25,764
Photronics, Inc. *	1,416	30,062
Power Integrations, Inc.	380	32,832
Qorvo, Inc. *	2,235	217,376
QUALCOMM, Inc.	14,418	1,635,145
Semtech Corp. *	769	16,718
Silicon Laboratories, Inc. *	256	36,011
Skyworks Solutions, Inc.	3,295	341,065
SECURITY	NUMBER OF SHARES	VALUE ($)
SMART Global Holdings, Inc. *	903	20,390
SolarEdge Technologies, Inc. *	108	30,762
Synaptics, Inc. *	402	34,588
Teradyne, Inc.	1,605	160,805
Texas Instruments, Inc.	9,016	1,567,702
Ultra Clean Holdings, Inc. *	778	26,670
Universal Display Corp.	187	27,551
Wolfspeed, Inc. *	344	16,526
		21,408,591

Software & Services 5.8%
Accenture plc, Class A	5,323	1,628,412
ACI Worldwide, Inc. *	1,670	38,093
Adobe, Inc. *	2,123	886,968
Akamai Technologies, Inc. *	2,025	186,543
Alarm.com Holdings, Inc. *	248	12,455
Amdocs Ltd.	2,461	231,752
ANSYS, Inc. *	386	124,906
AppLovin Corp., Class A *	351	8,779
Autodesk, Inc. *	557	111,060
Bentley Systems, Inc., Class B	676	32,975
Black Knight, Inc. *	907	52,406
Blackbaud, Inc. *	369	27,070
Cadence Design Systems, Inc. *	845	195,119
Cerence, Inc. *	937	26,723
Check Point Software Technologies Ltd. *	1,310	163,501
Cognizant Technology Solutions Corp., Class A	13,521	844,927
CommVault Systems, Inc. *	467	32,545
Consensus Cloud Solutions, Inc. *	347	12,648
Dolby Laboratories, Inc., Class A	731	60,329
Dropbox, Inc., Class A *	2,400	55,248
DXC Technology Co. *	9,009	225,495
Ebix, Inc.	1,009	20,099
Envestnet, Inc. *	363	18,996
EPAM Systems, Inc. *	210	53,890
Fair Isaac Corp. *	122	96,096
Fortinet, Inc. *	1,603	109,533
Gartner, Inc. *	294	100,801
Gen Digital, Inc.	8,466	148,494
Globant S.A. *	115	21,138
GoDaddy, Inc., Class A *	869	63,767
Guidewire Software, Inc. *	248	20,579
InterDigital, Inc.	726	60,287
International Business Machines Corp.	20,628	2,652,555
Intuit, Inc.	1,122	470,253
Kyndryl Holdings, Inc. *	31,316	393,329
LiveRamp Holdings, Inc. *	1,845	44,907
Manhattan Associates, Inc. *	313	56,784
Microsoft Corp.	40,310	13,237,401
NCR Corp. *	4,631	109,755
Oracle Corp.	25,813	2,734,629
Palantir Technologies, Inc., Class A *	509	7,487
Palo Alto Networks, Inc. *	587	125,260
Pegasystems, Inc.	393	19,006
Perficient, Inc. *	246	18,812
Progress Software Corp.	513	30,780
PTC, Inc. *	258	34,675
Qualys, Inc. *	138	17,424
Rackspace Technology, Inc. *	1,371	2,139
RingCentral, Inc., Class A *	1,047	36,331
Roper Technologies, Inc.	604	274,349
Salesforce, Inc. *	2,988	667,459
ServiceNow, Inc. *	121	65,918
Snowflake, Inc., Class A *	22	3,638
Splunk, Inc. *	464	46,071
SPS Commerce, Inc. *	21	3,272
Synopsys, Inc. *	417	189,718

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teradata Corp. *	1,922	90,065
Twilio, Inc., Class A *	409	28,475
Tyler Technologies, Inc. *	127	50,414
Unisys Corp. *	3,790	14,895
Verint Systems, Inc. *	374	13,419
VeriSign, Inc. *	504	112,553
VMware, Inc., Class A *	2,585	352,310
Workday, Inc., Class A *	191	40,490
Zoom Video Communications, Inc., Class A *	397	26,651
		27,642,858

Technology Hardware & Equipment 7.5%
ADTRAN Holdings, Inc.	1,034	9,213
Advanced Energy Industries, Inc.	383	37,591
Amphenol Corp., Class A	4,334	327,000
Apple Inc.	121,514	21,538,357
Arista Networks, Inc. *	722	120,098
Arrow Electronics, Inc. *	3,600	455,904
Avnet, Inc.	8,848	387,896
Badger Meter, Inc.	212	29,228
Belden, Inc.	735	64,305
Benchmark Electronics, Inc.	2,594	61,244
CDW Corp.	1,571	269,725
Ciena Corp. *	2,229	104,184
Cisco Systems, Inc.	90,747	4,507,404
Cognex Corp.	1,242	68,260
Coherent Corp. *	1,446	53,444
CommScope Holding Co., Inc. *	8,244	34,295
Comtech Telecommunications Corp.	1,407	16,152
Corning, Inc.	18,885	581,847
CTS Corp.	438	20,004
Dell Technologies, Inc., Class C	2,961	132,682
ePlus, Inc. *	716	35,363
F5, Inc. *	948	139,906
Fabrinet *	442	50,043
Flex Ltd. *	15,083	382,957
Hewlett Packard Enterprise Co.	68,202	983,473
HP, Inc.	27,735	805,979
Insight Enterprises, Inc. *	942	127,377
IPG Photonics Corp. *	571	63,078
Itron, Inc. *	728	49,307
Jabil, Inc.	4,009	358,886
Juniper Networks, Inc.	8,690	263,915
Keysight Technologies, Inc. *	738	119,408
Knowles Corp. *	1,848	33,227
Littelfuse, Inc.	253	64,778
Lumentum Holdings, Inc. *	637	33,697
Methode Electronics, Inc.	845	36,377
Motorola Solutions, Inc.	1,034	291,505
National Instruments Corp.	1,755	101,439
NetApp, Inc.	4,643	308,063
NETGEAR, Inc. *	1,458	20,456
NetScout Systems, Inc. *	1,529	46,665
Novanta, Inc. *	131	21,694
OSI Systems, Inc. *	362	43,082
PC Connection, Inc.	618	27,792
Plexus Corp. *	746	67,647
Pure Storage, Inc., Class A *	483	13,906
Rogers Corp. *	213	33,541
Sanmina Corp. *	2,831	150,156
ScanSource, Inc. *	1,815	52,199
Seagate Technology Holdings plc	5,908	355,071
Stratasys Ltd. *	1,091	15,874
Super Micro Computer, Inc. *	860	192,597
TD SYNNEX Corp.	735	65,694
TE Connectivity Ltd.	4,120	504,618
Teledyne Technologies, Inc. *	261	101,438
SECURITY	NUMBER OF SHARES	VALUE ($)
Trimble, Inc. *	1,892	88,300
TTM Technologies, Inc. *	4,407	60,376
ViaSat, Inc. *	1,519	67,763
Viavi Solutions, Inc. *	2,396	23,577
Vishay Intertechnology, Inc.	4,138	106,678
Vontier Corp.	3,388	100,420
Western Digital Corp. *	13,212	511,701
Xerox Holdings Corp.	11,580	162,931
Zebra Technologies Corp., Class A *	422	110,805
		36,012,592

Telecommunication Services 2.8%
AT&T, Inc.	398,918	6,274,980
ATN International, Inc.	340	12,760
Cogent Communications Holdings, Inc.	472	29,037
Consolidated Communications Holdings, Inc. *	6,788	24,776
EchoStar Corp., Class A *	1,849	29,159
Frontier Communications Parent, Inc. *	1,593	23,704
GCI Liberty, Inc. *(c)	188	34
Iridium Communications, Inc.	584	35,063
Liberty Global plc, Class A *	8,680	141,484
Liberty Global plc, Class C *	15,075	256,577
Liberty Latin America Ltd., Class A *	2,239	16,390
Liberty Latin America Ltd., Class C *	8,494	62,006
Lumen Technologies, Inc.	123,720	244,966
Shenandoah Telecommunications Co.	1,084	20,574
Telephone and Data Systems, Inc.	8,655	57,815
T-Mobile US, Inc. *	5,840	801,540
Verizon Communications, Inc.	149,308	5,319,844
		13,350,709

Transportation 2.1%
Air Transport Services Group, Inc. *	1,257	20,992
Alaska Air Group, Inc. *	907	40,751
American Airlines Group, Inc. *	6,738	99,588
ArcBest Corp.	803	67,275
Avis Budget Group, Inc. *	870	145,977
C.H. Robinson Worldwide, Inc.	3,211	303,568
Costamare, Inc.	1,250	9,650
Covenant Logistics Group, Inc.	491	18,741
CSX Corp.	35,111	1,076,854
Danaos Corp.	213	12,424
Daseke, Inc. *	7,348	44,088
Delta Air Lines, Inc. *	4,417	160,470
Expeditors International of Washington, Inc.	2,732	301,367
FedEx Corp.	6,984	1,522,372
Forward Air Corp.	447	43,480
Genco Shipping & Trading Ltd.	182	2,259
Golden Ocean Group Ltd.	1,808	12,764
GXO Logistics, Inc. *	2,295	128,336
Heartland Express, Inc.	1,386	21,622
Hub Group, Inc., Class A *	1,003	73,781
J.B. Hunt Transport Services, Inc.	1,212	202,368
JetBlue Airways Corp. *	4,691	32,039
Kirby Corp. *	993	71,059
Knight-Swift Transportation Holdings, Inc.	3,247	178,552
Landstar System, Inc.	723	126,800
Lyft, Inc., Class A *	1,863	16,804
Marten Transport Ltd.	1,353	28,616
Matson, Inc.	195	13,324
Norfolk Southern Corp.	3,910	813,984
Old Dominion Freight Line, Inc.	680	211,099
RXO, Inc. *	2,735	57,079
Ryder System, Inc.	2,783	219,384
Saia, Inc. *	245	69,619
Schneider National, Inc., Class B	1,894	49,092

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SkyWest, Inc. *	1,149	34,367
Southwest Airlines Co.	4,265	127,396
Spirit Airlines, Inc.	748	11,377
Star Bulk Carriers Corp. (a)	268	4,591
Uber Technologies, Inc. *	4,200	159,306
U-Haul Holding Co., Non Voting	1,278	59,159
Union Pacific Corp.	9,603	1,848,770
United Airlines Holdings, Inc. *	3,012	142,965
United Parcel Service, Inc., Class B	6,735	1,124,745
Werner Enterprises, Inc.	2,138	93,901
XPO, Inc. *	2,391	112,210
Yellow Corp. *	5,521	7,012
ZIM Integrated Shipping Services Ltd. (a)	1,588	20,215
		9,942,192

Utilities 3.3%
ALLETE, Inc.	1,137	67,731
Alliant Energy Corp.	3,378	173,832
Ameren Corp.	3,707	300,527
American Electric Power Co., Inc.	8,133	676,015
American States Water Co.	288	25,580
American Water Works Co., Inc.	1,560	225,342
Atlantica Sustainable Infrastructure plc	1,338	32,339
Atmos Energy Corp.	1,512	174,303
Avangrid, Inc.	1,176	44,135
Avista Corp.	1,665	68,848
Black Hills Corp.	1,234	75,212
California Water Service Group	524	29,821
CenterPoint Energy, Inc.	10,091	284,667
Chesapeake Utilities Corp.	181	23,114
Clearway Energy, Inc., Class A	340	9,343
Clearway Energy, Inc., Class C	809	23,243
CMS Energy Corp.	4,551	263,867
Consolidated Edison, Inc.	6,748	629,588
Constellation Energy Corp.	966	81,163
Dominion Energy, Inc.	13,589	683,255
DTE Energy Co.	3,300	355,080
Duke Energy Corp.	14,290	1,275,954
Edison International	7,307	493,369
Entergy Corp.	3,886	381,605
Essential Utilities, Inc.	1,616	65,836
Evergy, Inc.	6,016	348,026
Eversource Energy	5,110	353,765
Exelon Corp.	22,160	878,644
FirstEnergy Corp.	12,516	467,973
Hawaiian Electric Industries, Inc.	2,068	74,262
IDACORP, Inc.	715	74,410
MGE Energy, Inc.	405	29,063
National Fuel Gas Co.	1,275	64,910
New Jersey Resources Corp.	1,392	67,442
NextEra Energy, Inc.	16,033	1,177,784
NiSource, Inc.	6,787	182,502
Northwest Natural Holding Co.	623	26,602
NorthWestern Corp.	1,208	68,361
NRG Energy, Inc.	6,783	229,198
OGE Energy Corp.	3,648	128,701
ONE Gas, Inc.	885	71,632
Ormat Technologies, Inc.	416	35,402
Otter Tail Corp.	558	41,409
PG&E Corp. *	10,194	172,686
Pinnacle West Capital Corp.	2,810	217,157
PNM Resources, Inc.	1,509	69,293
Portland General Electric Co.	2,044	99,604
PPL Corp.	19,931	522,192
Public Service Enterprise Group, Inc.	8,510	508,473
ReNew Energy Global PLC, Class A *	735	4,020
Sempra Energy	3,504	502,929
SJW Group	287	21,964
SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Gas Holdings, Inc.	1,383	80,947
Spire, Inc.	998	64,441
The AES Corp.	15,217	300,384
The Southern Co.	17,920	1,249,920
UGI Corp.	5,611	156,940
Unitil Corp.	327	17,230
Vistra Corp.	15,033	360,341
WEC Energy Group, Inc.	4,131	360,843
Xcel Energy, Inc.	8,016	523,365
		16,016,584
Total Common Stocks (Cost $407,900,219)		477,944,842

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	4,100	376,708
Total Investment Companies (Cost $349,675)		376,708

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)	235,980	235,980
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)(e)	319,450	319,450
		555,430
Total Short-Term Investments (Cost $555,430)		555,430
Total Investments in Securities (Cost $408,805,324)		478,876,980

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/16/23	12	878,040	(15,095)
S&P 500 Index, e-mini, expires 06/16/23	1	209,525	11,771
Net Unrealized Depreciation			(3,324)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $298,944.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see Notes for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2023:
SECURITY	VALUE AT 2/28/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/23	BALANCE OF SHARES HELD AT 5/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
The Charles Schwab Corp.	$446,326	$22,220	($6,465)	$1,238	($146,389)	$316,930	6,015	$1,520

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$437,212,998	$—	$—	$437,212,998
Health Care Equipment & Services	27,381,135	—	0 *	27,381,135
Telecommunication Services	13,350,675	—	34	13,350,709
Investment Companies[1]	376,708	—	—	376,708
Short-Term Investments[1]	555,430	—	—	555,430
Futures Contracts[2]	11,771	—	—	11,771
Liabilities
Futures Contracts[2]	(15,095)	—	—	(15,095)
Total	$478,873,622	$—	$34	$478,873,656

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Adient plc *	76,116	2,564,348
Aptiv plc *	90,264	7,950,453
Autoliv, Inc.	55,097	4,490,406
BorgWarner, Inc.	187,793	8,324,864
Dana, Inc.	186,190	2,396,265
Ford Motor Co.	3,380,210	40,562,520
General Motors Co.	1,733,946	56,197,190
Gentex Corp.	138,739	3,643,286
Harley-Davidson, Inc.	83,656	2,602,538
Lear Corp.	68,502	8,402,455
Tesla, Inc. *	42,130	8,591,571
The Goodyear Tire & Rubber Co. *	582,653	7,999,826
Thor Industries, Inc.	46,530	3,641,903
		157,367,625

Banks 6.3%
Bank of America Corp.	3,659,758	101,704,675
Citigroup, Inc.	2,565,954	113,723,081
Citizens Financial Group, Inc.	289,681	7,467,976
Comerica, Inc.	85,361	3,081,532
Credicorp Ltd.	36,696	4,750,297
East West Bancorp, Inc.	35,932	1,719,346
Fifth Third Bancorp	336,621	8,169,792
First Horizon Corp.	107,105	1,104,253
Huntington Bancshares, Inc.	467,756	4,822,564
JPMorgan Chase & Co.	1,575,806	213,852,632
KeyCorp	451,757	4,219,410
M&T Bank Corp.	80,141	9,549,602
New York Community Bancorp, Inc.	383,109	3,938,361
Popular, Inc.	41,510	2,373,542
Regions Financial Corp.	354,687	6,125,445
Synovus Financial Corp.	55,365	1,499,838
The PNC Financial Services Group, Inc.	187,503	21,718,473
Truist Financial Corp.	418,352	12,747,185
U.S Bancorp	762,871	22,809,843
Wells Fargo & Co.	3,076,915	122,491,986
Zions Bancorp NA	93,805	2,559,938
		670,429,771

Capital Goods 7.1%
3M Co.	312,649	29,173,278
A.O. Smith Corp.	49,170	3,143,930
Acuity Brands, Inc.	19,796	2,983,059
AECOM	65,266	5,094,011
AerCap Holdings N.V. *	61,306	3,499,346
AGCO Corp.	32,967	3,635,601
Air Lease Corp.	57,949	2,203,221
Allegion plc	23,291	2,439,499
Allison Transmission Holdings, Inc.	99,604	4,711,269
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	41,391	6,004,592
Boise Cascade Co.	35,192	2,527,489
Carlisle Cos., Inc.	16,642	3,535,426
Carrier Global Corp.	329,371	13,471,274
Caterpillar, Inc.	176,935	36,404,376
Cummins, Inc.	81,619	16,683,740
Curtiss-Wright Corp.	14,487	2,289,815
Deere & Co.	56,422	19,520,884
Donaldson Co., Inc.	43,878	2,568,179
Dover Corp.	43,893	5,852,254
Eaton Corp. plc	151,424	26,635,482
EMCOR Group, Inc.	32,025	5,279,001
Emerson Electric Co.	224,794	17,461,998
Fastenal Co.	137,227	7,389,674
Flowserve Corp.	70,638	2,299,267
Fluor Corp. *	99,229	2,635,522
Fortive Corp.	56,348	3,668,818
Fortune Brands Innovations, Inc.	75,831	4,583,984
General Dynamics Corp.	104,514	21,339,669
General Electric Co.	591,086	60,012,962
Graco, Inc.	33,652	2,574,041
Hexcel Corp.	39,442	2,721,104
Honeywell International, Inc.	219,673	42,089,347
Howmet Aerospace, Inc.	135,974	5,812,889
Hubbell, Inc.	16,628	4,696,745
Huntington Ingalls Industries, Inc.	24,159	4,865,139
IDEX Corp.	14,503	2,888,417
Illinois Tool Works, Inc.	89,012	19,469,595
Ingersoll Rand, Inc.	44,651	2,529,926
ITT, Inc.	30,306	2,308,105
Johnson Controls International plc	275,454	16,444,604
L3Harris Technologies, Inc.	63,196	11,117,440
Lennox International, Inc.	10,435	2,874,947
Lincoln Electric Holdings, Inc.	17,714	3,005,357
Lockheed Martin Corp.	75,940	33,718,119
Masco Corp.	104,999	5,073,552
MasTec, Inc. *	32,764	3,320,959
MDU Resources Group, Inc.	119,137	3,476,418
MSC Industrial Direct Co., Inc., Class A	30,375	2,731,320
Mueller Industries, Inc.	29,799	2,212,874
Nordson Corp.	10,188	2,220,271
Northrop Grumman Corp.	43,926	19,129,334
nVent Electric plc	62,263	2,700,969
Oshkosh Corp.	51,469	3,799,956
Otis Worldwide Corp.	67,824	5,392,686
Owens Corning	60,840	6,469,117
PACCAR, Inc.	231,200	15,901,936
Parker-Hannifin Corp.	36,234	11,610,823
Pentair plc	73,849	4,096,404
Quanta Services, Inc.	43,579	7,738,759
Raytheon Technologies Corp.	324,876	29,934,075
Regal Rexnord Corp.	22,076	2,867,452
Resideo Technologies, Inc. *	103,643	1,661,397
Rockwell Automation, Inc.	29,528	8,226,501
Sensata Technologies Holding plc	64,714	2,686,925

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap-on, Inc.	23,646	5,884,544
Spirit AeroSystems Holdings, Inc., Class A	119,283	3,171,735
Stanley Black & Decker, Inc.	106,280	7,967,812
Textron, Inc.	110,767	6,853,154
The Boeing Co. *	244,252	50,242,636
The Middleby Corp. *	14,802	1,953,864
The Timken Co.	31,388	2,245,811
The Toro Co.	26,015	2,545,047
Trane Technologies plc	56,335	9,195,562
TransDigm Group, Inc.	12,630	9,771,200
Triton International Ltd.	30,867	2,550,849
UFP Industries, Inc.	37,240	2,908,444
United Rentals, Inc.	31,508	10,517,055
Univar Solutions, Inc. *	101,935	3,630,925
W.W. Grainger, Inc.	13,798	8,955,178
Watsco, Inc.	11,482	3,724,416
WESCO International, Inc.	23,197	3,186,804
Westinghouse Air Brake Technologies Corp.	47,493	4,399,277
Xylem, Inc.	44,325	4,441,365
		759,560,801

Commercial & Professional Services 1.1%
ABM Industries, Inc.	56,434	2,492,125
ASGN, Inc. *	22,022	1,440,899
Automatic Data Processing, Inc.	68,324	14,279,033
Booz Allen Hamilton Holding Corp.	39,153	3,938,009
Broadridge Financial Solutions, Inc.	26,713	3,919,331
CACI International, Inc., Class A *	9,816	2,937,144
Cintas Corp.	16,287	7,689,744
Concentrix Corp.	13,159	1,154,044
Copart, Inc. *	42,033	3,681,670
Equifax, Inc.	16,750	3,494,385
Genpact Ltd.	61,370	2,257,189
Jacobs Solutions, Inc.	52,089	5,708,954
KBR, Inc.	42,779	2,524,817
Leidos Holdings, Inc.	70,214	5,480,905
ManpowerGroup, Inc.	90,381	6,342,035
Maximus, Inc.	38,969	3,154,930
Paychex, Inc.	56,498	5,928,335
Republic Services, Inc.	52,049	7,371,700
Robert Half International, Inc.	59,148	3,845,803
Science Applications International Corp.	29,433	2,864,714
SS&C Technologies Holdings, Inc.	55,725	3,062,646
TransUnion	34,551	2,486,981
Verisk Analytics, Inc.	23,748	5,203,424
Waste Management, Inc.	104,228	16,876,598
		118,135,415

Consumer Discretionary Distribution & Retail 4.0%
Academy Sports & Outdoors, Inc.	37,602	1,840,994
Advance Auto Parts, Inc.	33,459	2,438,827
Amazon.com, Inc. *	1,043,155	125,783,630
Asbury Automotive Group, Inc. *	12,715	2,658,834
AutoNation, Inc. *	40,932	5,358,817
AutoZone, Inc. *	2,404	5,737,963
Bath & Body Works, Inc.	118,463	4,174,636
Best Buy Co., Inc.	259,096	18,828,506
Big Lots, Inc. (a)	148,241	744,170
Burlington Stores, Inc. *	14,072	2,117,273
CarMax, Inc. *	97,391	7,032,604
Dick's Sporting Goods, Inc.	35,219	4,490,775
eBay, Inc.	406,110	17,275,919
Foot Locker, Inc.	114,033	2,887,316
Genuine Parts Co.	48,071	7,159,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Group 1 Automotive, Inc.	18,441	4,121,748
Kohl's Corp.	367,473	6,732,105
Lithia Motors, Inc.	17,275	4,029,912
LKQ Corp.	118,935	6,273,821
Lowe’s Cos., Inc.	196,247	39,471,159
Macy's, Inc.	421,167	5,723,660
Murphy USA, Inc.	15,430	4,265,161
Nordstrom, Inc. (a)	147,103	2,250,676
O'Reilly Automotive, Inc. *	15,315	13,834,193
Penske Automotive Group, Inc.	20,570	2,843,185
Pool Corp.	6,266	1,981,497
Qurate Retail, Inc., Class A *	2,195,319	1,822,334
Ross Stores, Inc.	92,072	9,540,501
The Gap, Inc.	327,502	2,626,566
The Home Depot, Inc.	267,700	75,879,565
The ODP Corp. *	79,782	3,196,067
The TJX Cos., Inc.	332,550	25,536,514
Tractor Supply Co.	28,072	5,883,610
Ulta Beauty, Inc. *	9,565	3,920,024
Williams-Sonoma, Inc.	29,919	3,396,106
		431,857,882

Consumer Durables & Apparel 1.7%
Brunswick Corp.	43,857	3,311,203
Capri Holdings Ltd. *	72,875	2,557,912
Carter's, Inc.	33,789	2,100,662
D.R. Horton, Inc.	176,743	18,883,222
Deckers Outdoor Corp. *	7,325	3,479,375
Garmin Ltd.	12,344	1,273,284
Hanesbrands, Inc.	477,843	1,963,935
Hasbro, Inc.	55,780	3,310,543
KB Home	72,427	3,138,262
Leggett & Platt, Inc.	89,887	2,739,756
Lennar Corp., Class A	168,283	18,026,475
Lululemon Athletica, Inc. *	12,764	4,236,754
M.D.C. Holdings, Inc.	54,941	2,213,023
Meritage Homes Corp.	31,678	3,653,424
Mohawk Industries, Inc. *	57,711	5,311,720
Newell Brands, Inc.	269,703	2,241,232
NIKE, Inc., Class B	253,914	26,726,988
NVR, Inc. *	1,417	7,870,330
Polaris, Inc.	29,932	3,223,976
PulteGroup, Inc.	210,432	13,905,347
PVH Corp.	79,949	6,877,213
Ralph Lauren Corp.	28,684	3,049,396
Skechers U.S.A., Inc., Class A *	60,435	3,104,546
Tapestry, Inc.	126,967	5,081,219
Taylor Morrison Home Corp. *	99,941	4,240,497
Tempur Sealy International, Inc.	66,476	2,369,205
Toll Brothers, Inc.	89,325	6,047,302
Tri Pointe Homes, Inc. *	136,295	3,981,177
VF Corp.	226,681	3,903,447
Whirlpool Corp.	64,293	8,312,442
		177,133,867

Consumer Services 2.1%
Aramark	128,619	5,077,878
Booking Holdings, Inc. *	11,381	28,552,311
Carnival Corp. *	1,107,728	12,439,786
Chipotle Mexican Grill, Inc. *	2,392	4,966,964
Darden Restaurants, Inc.	37,665	5,970,656
Domino’s Pizza, Inc.	11,223	3,252,987
Expedia Group, Inc. *	35,315	3,379,999
H&R Block, Inc.	61,680	1,841,148
Hilton Worldwide Holdings, Inc.	46,349	6,309,026
Las Vegas Sands Corp. *	184,860	10,191,332
Marriott International, Inc., Class A	47,838	8,026,738

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
McDonald’s Corp.	175,724	50,100,670
MGM Resorts International	192,563	7,565,800
Penn Entertainment, Inc. *	60,484	1,514,519
Royal Caribbean Cruises Ltd. *	107,740	8,723,708
Service Corp. International	38,122	2,424,940
Starbucks Corp.	402,405	39,290,824
Travel & Leisure Co.	57,007	2,079,045
Vail Resorts, Inc.	10,086	2,452,915
Wynn Resorts Ltd.	38,521	3,802,023
Yum! Brands, Inc.	92,945	11,961,092
		219,924,361

Consumer Staples Distribution & Retail 3.6%
BJ's Wholesale Club Holdings, Inc. *	22,645	1,418,709
Casey's General Stores, Inc.	21,815	4,922,555
Costco Wholesale Corp.	121,706	62,259,921
Dollar General Corp.	79,742	16,035,319
Dollar Tree, Inc. *	71,010	9,577,829
Performance Food Group Co. *	97,390	5,384,693
SpartanNash Co.	81,180	1,859,022
Sprouts Farmers Market, Inc. *	88,978	3,075,080
Sysco Corp.	194,664	13,616,747
Target Corp.	286,697	37,537,238
The Kroger Co.	769,072	34,862,034
United Natural Foods, Inc. *	66,236	1,769,163
US Foods Holding Corp. *	230,684	9,176,609
Walgreens Boots Alliance, Inc.	1,287,455	39,100,008
Walmart, Inc.	948,603	139,321,323
		379,916,250

Energy 6.5%
Antero Resources Corp. *	65,235	1,331,446
APA Corp.	105,609	3,356,254
Baker Hughes Co.	532,651	14,514,740
Cheniere Energy, Inc.	31,109	4,348,105
Chevron Corp.	849,642	127,973,078
CNX Resources Corp. *	111,650	1,724,992
ConocoPhillips	404,174	40,134,478
Delek US Holdings, Inc.	74,061	1,630,823
Devon Energy Corp.	104,499	4,817,404
Diamondback Energy, Inc.	16,111	2,048,514
EOG Resources, Inc.	160,154	17,182,923
Equitrans Midstream Corp.	276,842	2,361,462
Exxon Mobil Corp.	2,063,069	210,804,390
Halliburton Co.	240,035	6,877,003
Helmerich & Payne, Inc.	63,329	1,955,599
Hess Corp.	29,597	3,749,052
HF Sinclair Corp.	147,545	6,114,265
Kinder Morgan, Inc.	1,121,408	18,065,883
Marathon Oil Corp.	281,726	6,243,048
Marathon Petroleum Corp.	344,037	36,092,922
Murphy Oil Corp.	74,174	2,581,255
NOV, Inc.	199,664	2,809,272
Occidental Petroleum Corp.	240,939	13,892,543
ONEOK, Inc.	174,486	9,886,377
Ovintiv, Inc.	81,130	2,682,969
PBF Energy, Inc., Class A	114,774	4,224,831
Peabody Energy Corp.	85,901	1,559,962
Phillips 66	460,194	42,158,372
Pioneer Natural Resources Co.	35,913	7,162,489
Schlumberger N.V.	495,978	21,242,738
Southwestern Energy Co. *	182,170	868,951
Targa Resources Corp.	69,760	4,747,168
TechnipFMC plc *	277,378	3,644,747
The Williams Cos., Inc.	417,495	11,965,407
SECURITY	NUMBER OF SHARES	VALUE ($)
Valero Energy Corp.	376,552	40,306,126
World Fuel Services Corp.	377,588	8,635,438
		689,695,026

Equity Real Estate Investment Trusts (REITs) 1.6%
Alexandria Real Estate Equities, Inc.	22,070	2,504,062
American Tower Corp.	59,578	10,988,566
AvalonBay Communities, Inc.	31,021	5,397,034
Boston Properties, Inc.	67,631	3,291,601
Brixmor Property Group, Inc.	121,243	2,428,497
Camden Property Trust	19,113	1,996,735
Crown Castle, Inc.	76,963	8,712,981
Digital Realty Trust, Inc.	59,073	6,052,620
Equinix, Inc.	13,180	9,826,349
Equity Residential	93,094	5,660,115
Essex Property Trust, Inc.	14,220	3,072,373
Extra Space Storage, Inc.	16,653	2,402,528
Gaming & Leisure Properties, Inc.	48,316	2,325,932
Healthpeak Properties, Inc.	149,693	2,987,872
Host Hotels & Resorts, Inc.	367,456	6,099,770
Invitation Homes, Inc.	89,149	3,020,368
Iron Mountain, Inc.	105,099	5,614,389
Kimco Realty Corp.	126,502	2,325,107
Lamar Advertising Co., Class A	25,244	2,268,931
Medical Properties Trust, Inc. (a)	152,574	1,258,735
Mid-America Apartment Communities, Inc.	22,106	3,250,908
Omega Healthcare Investors, Inc.	75,998	2,265,500
Park Hotels & Resorts, Inc.	232,013	3,002,248
Prologis, Inc.	84,643	10,542,286
Public Storage	18,918	5,359,469
Realty Income Corp.	52,940	3,146,754
Regency Centers Corp.	40,528	2,280,511
SBA Communications Corp.	7,192	1,595,042
Service Properties Trust	392,570	3,223,000
Simon Property Group, Inc.	105,469	11,090,065
SL Green Realty Corp. (a)	65,546	1,516,079
Sun Communities, Inc.	16,370	2,072,933
UDR, Inc.	59,330	2,353,621
Ventas, Inc.	181,214	7,817,572
VICI Properties, Inc.	67,949	2,101,663
Vornado Realty Trust	138,855	1,882,874
Welltower, Inc.	136,596	10,191,428
Weyerhaeuser Co.	330,110	9,460,953
WP Carey, Inc.	31,987	2,218,618
		173,606,089

Financial Services 7.5%
Affiliated Managers Group, Inc.	24,096	3,351,513
AGNC Investment Corp.	244,304	2,245,154
Ally Financial, Inc.	409,406	10,918,858
American Express Co.	229,422	36,377,152
Ameriprise Financial, Inc.	44,305	13,223,713
Annaly Capital Management, Inc.	140,941	2,660,966
Apollo Global Management, Inc.	14,778	987,909
Berkshire Hathaway, Inc., Class B *	730,789	234,641,732
BlackRock, Inc.	36,811	24,205,073
Blackstone, Inc.	85,951	7,360,844
Bread Financial Holdings, Inc.	122,449	3,450,613
Capital One Financial Corp.	374,085	38,983,398
Cboe Global Markets, Inc.	21,315	2,822,532
Chimera Investment Corp.	281,133	1,355,061
CME Group, Inc.	53,901	9,634,804
Coinbase Global, Inc., Class A *(a)	8,298	516,136
Discover Financial Services	205,431	21,105,981
Equitable Holdings, Inc.	134,036	3,289,243
Evercore, Inc., Class A	25,042	2,703,284

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	176,090	9,609,231
Fiserv, Inc. *	83,086	9,321,418
FleetCor Technologies, Inc. *	23,544	5,333,893
Franklin Resources, Inc.	273,718	6,571,969
Global Payments, Inc.	63,513	6,204,585
Intercontinental Exchange, Inc.	104,994	11,124,114
Invesco Ltd.	269,031	3,868,666
Jack Henry & Associates, Inc.	14,387	2,199,628
Janus Henderson Group plc	108,170	2,842,708
Jefferies Financial Group, Inc.	118,430	3,561,190
KKR & Co., Inc.	121,770	6,269,937
Lazard Ltd., Class A	67,716	1,942,772
LPL Financial Holdings, Inc.	16,436	3,201,404
Mastercard, Inc., Class A	86,045	31,408,146
MGIC Investment Corp.	165,369	2,500,379
Moody's Corp.	22,373	7,089,556
Morgan Stanley	374,310	30,603,586
MSCI, Inc.	6,409	3,015,627
Nasdaq, Inc.	55,346	3,063,401
Navient Corp.	259,518	3,931,698
Northern Trust Corp.	80,550	5,793,156
OneMain Holdings, Inc.	127,586	4,830,406
PayPal Holdings, Inc. *	219,738	13,621,559
Radian Group, Inc.	100,676	2,571,265
Raymond James Financial, Inc.	41,860	3,782,051
Rithm Capital Corp.	312,963	2,547,519
S&P Global, Inc.	49,482	18,181,171
SEI Investments Co.	47,077	2,663,617
SLM Corp.	183,681	2,802,972
Starwood Property Trust, Inc.	120,012	2,106,211
State Street Corp.	151,239	10,287,277
Synchrony Financial	774,501	23,978,551
T. Rowe Price Group, Inc.	115,065	12,330,365
The Bank of New York Mellon Corp.	523,075	21,027,615
The Carlyle Group, Inc.	46,303	1,269,165
The Charles Schwab Corp. (b)	144,265	7,601,323
The Goldman Sachs Group, Inc.	151,553	49,088,017
The Western Union Co.	336,327	3,830,764
Visa, Inc., Class A	186,652	41,255,692
Voya Financial, Inc.	41,980	2,846,244
		805,912,814

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	933,674	41,473,799
Archer-Daniels-Midland Co.	362,288	25,595,647
Bunge Ltd.	120,357	11,149,872
Campbell Soup Co.	79,094	3,998,202
Coca-Cola Europacific Partners plc	111,995	6,987,368
Conagra Brands, Inc.	222,039	7,742,500
Constellation Brands, Inc., Class A	39,366	9,564,757
Darling Ingredients, Inc. *	39,199	2,484,432
Flowers Foods, Inc.	88,660	2,214,727
General Mills, Inc.	207,904	17,497,201
Hormel Foods Corp.	105,947	4,052,473
Ingredion, Inc.	54,145	5,663,567
Kellogg Co.	99,742	6,659,773
Keurig Dr Pepper, Inc.	208,040	6,474,205
Lamb Weston Holdings, Inc.	28,065	3,120,828
McCormick & Co., Inc. Non Voting Shares	49,986	4,285,300
Molson Coors Beverage Co., Class B	140,541	8,692,461
Mondelez International, Inc., Class A	451,534	33,147,111
Monster Beverage Corp. *	133,253	7,811,291
PepsiCo, Inc.	345,462	62,994,996
Philip Morris International, Inc.	517,027	46,537,600
Post Holdings, Inc. *	36,676	3,115,993
The Coca-Cola Co.	810,514	48,355,265
SECURITY	NUMBER OF SHARES	VALUE ($)
The Hershey Co.	23,590	6,126,323
The J.M. Smucker Co.	60,587	8,881,448
The Kraft Heinz Co.	377,453	14,426,254
Tyson Foods, Inc., Class A	296,680	15,023,875
		414,077,268

Health Care Equipment & Services 5.8%
Abbott Laboratories	313,307	31,957,314
Align Technology, Inc. *	10,735	3,034,355
AmerisourceBergen Corp.	28,176	4,794,146
Baxter International, Inc.	222,295	9,051,852
Becton Dickinson & Co.	57,329	13,859,859
Boston Scientific Corp. *	184,186	9,481,895
Cardinal Health, Inc.	214,717	17,671,209
Centene Corp. *	310,694	19,390,413
Chemed Corp.	4,068	2,171,376
CVS Health Corp.	963,398	65,539,966
DaVita, Inc. *	84,944	7,956,704
Dentsply Sirona, Inc.	111,135	4,014,196
Edwards Lifesciences Corp. *	50,370	4,242,665
Elevance Health, Inc.	112,137	50,217,191
Encompass Health Corp.	45,443	2,818,375
HCA Healthcare, Inc.	92,918	24,548,006
Henry Schein, Inc. *	72,039	5,323,682
Hologic, Inc. *	56,019	4,419,339
Humana, Inc.	71,462	35,864,634
IDEXX Laboratories, Inc. *	6,528	3,034,019
Intuitive Surgical, Inc. *	27,233	8,383,407
Laboratory Corp. of America Holdings	39,151	8,320,762
McKesson Corp.	47,302	18,487,514
Medtronic plc	518,505	42,911,474
Molina Healthcare, Inc. *	18,690	5,119,191
Owens & Minor, Inc. *	72,493	1,472,333
Patterson Cos., Inc.	70,999	1,859,464
Quest Diagnostics, Inc.	59,939	7,950,908
ResMed, Inc.	15,211	3,206,327
STERIS plc	15,482	3,095,936
Stryker Corp.	57,806	15,930,178
Teleflex, Inc.	9,730	2,284,118
Tenet Healthcare Corp. *	84,005	5,981,156
The Cigna Group	150,240	37,170,878
The Cooper Cos., Inc.	8,356	3,104,505
UnitedHealth Group, Inc.	251,721	122,648,540
Universal Health Services, Inc., Class B	68,462	9,045,884
Zimmer Biomet Holdings, Inc.	59,651	7,595,958
		623,959,729

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	61,182	5,656,276
Colgate-Palmolive Co.	225,079	16,741,376
Kimberly-Clark Corp.	112,832	15,151,081
The Clorox Co.	38,006	6,011,789
The Estee Lauder Cos., Inc., Class A	32,437	5,969,381
The Procter & Gamble Co.	658,895	93,892,538
		143,422,441

Insurance 3.2%
Aflac, Inc.	324,406	20,830,109
American Financial Group, Inc.	28,513	3,201,155
American International Group, Inc.	601,089	31,755,532
Aon plc, Class A	49,516	15,265,288
Arch Capital Group Ltd. *	86,295	6,014,761
Arthur J. Gallagher & Co.	27,917	5,592,613
Assurant, Inc.	19,801	2,375,922

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Assured Guaranty Ltd.	52,230	2,702,903
Brown & Brown, Inc.	38,875	2,423,079
Chubb Ltd.	131,829	24,493,828
Cincinnati Financial Corp.	56,260	5,429,090
CNO Financial Group, Inc.	189,976	4,124,379
Everest Re Group Ltd.	13,657	4,643,653
Fidelity National Financial, Inc.	141,536	4,832,039
First American Financial Corp.	78,941	4,336,229
Genworth Financial, Inc., Class A *	730,200	3,906,570
Globe Life, Inc.	42,413	4,376,173
Kemper Corp.	43,072	1,864,156
Lincoln National Corp.	174,104	3,642,256
Loews Corp.	102,265	5,726,840
Markel Group, Inc. *	3,635	4,779,044
Marsh & McLennan Cos., Inc.	90,579	15,686,471
MetLife, Inc.	395,093	19,576,858
Old Republic International Corp.	188,464	4,615,483
Primerica, Inc.	17,994	3,275,268
Principal Financial Group, Inc.	109,985	7,199,618
Prudential Financial, Inc.	262,393	20,647,705
Reinsurance Group of America, Inc.	35,967	5,035,380
RenaissanceRe Holdings Ltd.	12,988	2,446,550
The Allstate Corp.	206,194	22,361,739
The Hanover Insurance Group, Inc.	19,380	2,160,095
The Hartford Financial Services Group, Inc.	185,252	12,693,467
The Progressive Corp.	167,453	21,418,913
The Travelers Cos., Inc.	182,138	30,825,035
Unum Group	161,438	7,014,481
W.R. Berkley Corp.	56,859	3,165,909
Willis Towers Watson plc	30,534	6,682,366
		347,120,957

Materials 3.2%
Air Products and Chemicals, Inc.	49,563	13,339,386
Albemarle Corp.	14,614	2,828,247
Alcoa Corp.	104,735	3,322,194
AptarGroup, Inc.	22,308	2,509,427
Arconic Corp. *	120,414	3,481,169
Avery Dennison Corp.	25,076	4,040,496
Axalta Coating Systems Ltd. *	89,096	2,584,675
Ball Corp.	94,857	4,852,884
Berry Global Group, Inc.	70,108	4,010,879
Celanese Corp.	68,147	7,088,651
CF Industries Holdings, Inc.	56,835	3,495,921
Cleveland-Cliffs, Inc. *	96,598	1,340,780
Commercial Metals Co.	63,820	2,728,305
Corteva, Inc.	137,899	7,376,218
Crown Holdings, Inc.	45,499	3,468,389
Dow, Inc.	345,474	16,852,222
DuPont de Nemours, Inc.	331,362	22,264,213
Eagle Materials, Inc.	13,689	2,230,349
Eastman Chemical Co.	97,763	7,536,550
Ecolab, Inc.	68,346	11,280,507
FMC Corp.	25,656	2,670,276
Freeport-McMoRan, Inc.	340,566	11,695,036
Graphic Packaging Holding Co.	151,595	3,623,121
Huntsman Corp.	149,151	3,542,336
International Flavors & Fragrances, Inc.	43,652	3,373,863
International Paper Co.	344,904	10,153,974
Linde plc	108,635	38,419,854
Louisiana-Pacific Corp.	41,585	2,433,554
LyondellBasell Industries N.V., Class A	207,114	17,716,532
Martin Marietta Materials, Inc.	14,604	5,812,976
Newmont Corp.	273,602	11,094,561
Nucor Corp.	134,284	17,733,545
SECURITY	NUMBER OF SHARES	VALUE ($)
O-I Glass, Inc. *	173,553	3,596,018
Olin Corp.	52,066	2,463,242
Packaging Corp. of America	44,000	5,457,320
PPG Industries, Inc.	102,222	13,420,726
Reliance Steel & Aluminum Co.	42,663	10,012,153
RPM International, Inc.	38,823	3,097,687
Sealed Air Corp.	68,364	2,587,577
Sonoco Products Co.	58,827	3,521,384
Steel Dynamics, Inc.	91,159	8,377,512
The Chemours Co.	95,942	2,541,504
The Mosaic Co.	122,233	3,906,567
The Sherwin-Williams Co.	35,784	8,150,880
United States Steel Corp.	220,319	4,609,073
Vulcan Materials Co.	29,081	5,685,335
Warrior Met Coal, Inc.	62,570	2,051,045
Westrock Co.	296,998	8,318,914
		342,698,027

Media & Entertainment 6.8%
Activision Blizzard, Inc.	137,531	11,029,986
Alphabet, Inc., Class A *	1,039,031	127,665,739
Alphabet, Inc., Class C *	953,186	117,594,557
Charter Communications, Inc., Class A *	95,464	31,135,583
Comcast Corp., Class A	2,647,940	104,196,439
DISH Network Corp., Class A *	294,204	1,891,732
Electronic Arts, Inc.	73,879	9,456,512
Fox Corp., Class A	171,065	5,337,228
Fox Corp., Class B	80,309	2,345,826
Liberty Media Corp. - Liberty SiriusXM, Class A *	79,965	2,237,421
Liberty Media Corp. - Liberty SiriusXM, Class C *	144,978	4,053,585
Meta Platforms, Inc., Class A *	753,318	199,418,341
Netflix, Inc. *	34,105	13,479,319
News Corp., Class A	192,761	3,529,454
News Corp., Class B	58,043	1,072,635
Nexstar Media Group, Inc., Class A	16,621	2,508,441
Omnicom Group, Inc.	107,082	9,443,561
Paramount Global, Class B	596,029	9,065,601
Take-Two Interactive Software, Inc. *	28,745	3,959,049
TEGNA, Inc.	114,471	1,773,156
The Interpublic Group of Cos., Inc.	152,909	5,686,686
The Walt Disney Co. *	580,149	51,029,906
Warner Bros Discovery, Inc. *	607,268	6,849,983
		724,760,740

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	344,440	47,518,942
Agilent Technologies, Inc.	47,909	5,541,634
Amgen, Inc.	213,508	47,110,540
Avantor, Inc. *	69,638	1,388,582
Biogen, Inc. *	76,760	22,752,432
Bristol-Myers Squibb Co.	518,280	33,397,963
Catalent, Inc. *	25,881	963,550
Danaher Corp.	64,834	14,887,183
Eli Lilly & Co.	61,786	26,534,616
Gilead Sciences, Inc.	707,811	54,458,978
ICON plc *	11,130	2,371,024
Illumina, Inc. *	19,775	3,888,754
IQVIA Holdings, Inc. *	47,215	9,297,106
Jazz Pharmaceuticals plc *	20,612	2,641,634
Johnson & Johnson	743,301	115,256,253
Merck & Co., Inc.	678,764	74,942,333
Mettler-Toledo International, Inc. *	2,882	3,809,629
Moderna, Inc. *	7,051	900,483
Organon & Co.	77,700	1,506,603

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Perrigo Co., plc	102,412	3,273,088
Pfizer, Inc.	2,099,114	79,808,314
Regeneron Pharmaceuticals, Inc. *	16,854	12,397,128
Revvity, Inc.	19,431	2,240,783
Syneos Health, Inc. *	46,348	1,928,077
Thermo Fisher Scientific, Inc.	50,681	25,769,261
United Therapeutics Corp. *	11,179	2,344,683
Vertex Pharmaceuticals, Inc. *	17,158	5,551,814
Viatris, Inc.	913,152	8,355,341
Waters Corp. *	13,328	3,348,260
West Pharmaceutical Services, Inc.	7,406	2,478,270
Zoetis, Inc.	53,758	8,763,092
		625,426,350

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	335,856	2,038,646
CBRE Group, Inc., Class A *	126,095	9,447,037
DigitalBridge Group, Inc.	169,381	2,110,487
Jones Lang LaSalle, Inc. *	38,740	5,436,772
		19,032,942

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. *	119,676	14,146,900
Analog Devices, Inc.	64,192	11,406,276
Applied Materials, Inc.	237,137	31,610,362
Broadcom, Inc.	75,187	60,748,089
First Solar, Inc. *	18,761	3,807,733
Intel Corp.	4,510,340	141,805,090
KLA Corp.	20,747	9,190,714
Lam Research Corp.	30,497	18,807,500
Marvell Technology, Inc.	75,003	4,386,925
Microchip Technology, Inc.	83,499	6,284,135
Micron Technology, Inc.	612,199	41,751,972
MKS Instruments, Inc.	22,256	2,165,731
NVIDIA Corp.	98,272	37,180,228
NXP Semiconductors N.V.	65,624	11,753,258
ON Semiconductor Corp. *	62,750	5,245,900
Qorvo, Inc. *	53,630	5,216,054
QUALCOMM, Inc.	345,739	39,210,260
Skyworks Solutions, Inc.	79,230	8,201,097
Teradyne, Inc.	38,444	3,851,704
Texas Instruments, Inc.	216,284	37,607,462
		494,377,390

Software & Services 5.9%
Accenture plc, Class A	127,656	39,052,524
Adobe, Inc. *	50,916	21,272,196
Akamai Technologies, Inc. *	48,577	4,474,913
Amdocs Ltd.	58,983	5,554,429
ANSYS, Inc. *	9,297	3,008,416
Autodesk, Inc. *	13,308	2,653,482
Cadence Design Systems, Inc. *	20,240	4,673,618
Check Point Software Technologies Ltd. *	31,304	3,907,052
Cognizant Technology Solutions Corp., Class A	324,068	20,251,009
DXC Technology Co. *	216,090	5,408,733
Fortinet, Inc. *	38,362	2,621,275
Gartner, Inc. *	7,061	2,420,934
Gen Digital, Inc.	203,922	3,576,792
International Business Machines Corp.	494,735	63,617,974
Intuit, Inc.	26,855	11,255,468
Kyndryl Holdings, Inc. *	751,863	9,443,399
Microsoft Corp.	966,829	317,496,975
NCR Corp. *	111,068	2,632,312
SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp.	619,141	65,591,798
Palo Alto Networks, Inc. *	14,001	2,987,673
Roper Technologies, Inc.	14,491	6,582,102
Salesforce, Inc. *	71,589	15,991,551
Synopsys, Inc. *	10,033	4,564,614
VeriSign, Inc. *	12,100	2,702,172
VMware, Inc., Class A *	61,899	8,436,215
		630,177,626

Technology Hardware & Equipment 7.7%
Amphenol Corp., Class A	103,745	7,827,560
Apple Inc.	2,914,622	516,616,749
Arista Networks, Inc. *	17,270	2,872,692
Arrow Electronics, Inc. *	86,029	10,894,713
Avnet, Inc.	212,468	9,314,597
CDW Corp.	37,659	6,465,674
Ciena Corp. *	53,415	2,496,617
Cisco Systems, Inc.	2,176,871	108,125,183
Corning, Inc.	452,073	13,928,369
Dell Technologies, Inc., Class C	71,070	3,184,647
F5, Inc. *	22,651	3,342,835
Flex Ltd. *	362,378	9,200,777
Hewlett Packard Enterprise Co.	1,636,092	23,592,447
HP, Inc.	665,435	19,337,541
Insight Enterprises, Inc. *	22,485	3,040,422
Jabil, Inc.	96,327	8,623,193
Juniper Networks, Inc.	208,938	6,345,447
Keysight Technologies, Inc. *	17,735	2,869,523
Motorola Solutions, Inc.	24,703	6,964,270
NetApp, Inc.	111,368	7,389,267
Sanmina Corp. *	67,898	3,601,310
Seagate Technology Holdings plc	141,875	8,526,687
TD SYNNEX Corp.	17,551	1,568,708
TE Connectivity Ltd.	98,699	12,088,653
Teledyne Technologies, Inc. *	6,206	2,411,962
Trimble, Inc. *	45,334	2,115,738
Vishay Intertechnology, Inc.	99,191	2,557,144
Western Digital Corp. *	317,333	12,290,307
Xerox Holdings Corp.	277,948	3,910,728
Zebra Technologies Corp., Class A *	10,166	2,669,287
		824,173,047

Telecommunication Services 2.9%
AT&T, Inc.	9,567,839	150,502,107
Liberty Global plc, Class A *	207,216	3,377,621
Liberty Global plc, Class C *	363,285	6,183,111
Lumen Technologies, Inc.	2,974,585	5,889,678
Telephone and Data Systems, Inc.	207,474	1,385,926
T-Mobile US, Inc. *	140,055	19,222,549
Verizon Communications, Inc.	3,581,127	127,595,555
		314,156,547

Transportation 2.0%
Avis Budget Group, Inc. *	20,857	3,499,596
C.H. Robinson Worldwide, Inc.	77,067	7,285,914
CSX Corp.	842,130	25,828,127
Delta Air Lines, Inc. *	106,099	3,854,577
Expeditors International of Washington, Inc.	65,617	7,238,211
FedEx Corp.	167,405	36,490,942
GXO Logistics, Inc. *	54,942	3,072,357
J.B. Hunt Transport Services, Inc.	28,974	4,837,789
Knight-Swift Transportation Holdings, Inc.	78,076	4,293,399
Landstar System, Inc.	17,312	3,036,178
Norfolk Southern Corp.	93,733	19,513,336

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Old Dominion Freight Line, Inc.	16,265	5,049,307
Ryder System, Inc.	66,583	5,248,738
Southwest Airlines Co.	102,075	3,048,980
Uber Technologies, Inc. *	100,658	3,817,958
Union Pacific Corp.	230,260	44,329,655
United Airlines Holdings, Inc. *	72,206	3,427,258
United Parcel Service, Inc., Class B	161,539	26,977,013
Werner Enterprises, Inc.	51,441	2,259,289
ZIM Integrated Shipping Services Ltd. (a)	38,003	483,778
		213,592,402

Utilities 3.4%
Alliant Energy Corp.	81,356	4,186,580
Ameren Corp.	88,899	7,207,042
American Electric Power Co., Inc.	195,388	16,240,650
American Water Works Co., Inc.	37,411	5,404,019
Atmos Energy Corp.	36,128	4,164,836
Black Hills Corp.	29,675	1,808,691
CenterPoint Energy, Inc.	242,223	6,833,111
CMS Energy Corp.	109,384	6,342,084
Consolidated Edison, Inc.	161,840	15,099,672
Constellation Energy Corp.	23,040	1,935,821
Dominion Energy, Inc.	325,791	16,380,771
DTE Energy Co.	78,997	8,500,077
Duke Energy Corp.	342,456	30,577,896
Edison International	174,814	11,803,441
Entergy Corp.	93,251	9,157,248
Evergy, Inc.	144,461	8,357,069
Eversource Energy	122,709	8,495,144
Exelon Corp.	531,192	21,061,763
FirstEnergy Corp.	300,312	11,228,666
National Fuel Gas Co.	30,485	1,551,991
NextEra Energy, Inc.	384,745	28,263,368
NiSource, Inc.	162,972	4,382,317
NRG Energy, Inc.	162,721	5,498,343
OGE Energy Corp.	87,728	3,095,044
PG&E Corp. *	244,495	4,141,745
Pinnacle West Capital Corp.	67,115	5,186,647
Portland General Electric Co.	48,984	2,386,990
PPL Corp.	477,650	12,514,430
Public Service Enterprise Group, Inc.	203,669	12,169,223
Sempra Energy	83,922	12,045,325
Southwest Gas Holdings, Inc.	33,139	1,939,626
The AES Corp.	365,509	7,215,148
SECURITY	NUMBER OF SHARES	VALUE ($)
The Southern Co.	429,924	29,987,199
UGI Corp.	134,347	3,757,686
Vistra Corp.	360,890	8,650,533
WEC Energy Group, Inc.	99,066	8,653,415
Xcel Energy, Inc.	192,100	12,542,209
		358,765,820
Total Common Stocks (Cost $10,094,764,006)		10,659,281,187

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)	4,056,420	4,056,420
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)(d)	5,889,050	5,889,050
		9,945,470
Total Short-Term Investments (Cost $9,945,470)		9,945,470
Total Investments in Securities (Cost $10,104,709,476)		10,669,226,657

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	135	28,285,875	181,341

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,547,922.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2023:
SECURITY	VALUE AT 2/28/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/23	BALANCE OF SHARES HELD AT 5/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
The Charles Schwab Corp.	$10,378,944	$653,978	($33,591)	($17,687)	($3,380,321)	$7,601,323	144,265	$35,823

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,659,281,187	$—	$—	$10,659,281,187
Short-Term Investments[1]	9,945,470	—	—	9,945,470
Futures Contracts[2]	181,341	—	—	181,341
Total	$10,669,407,998	$—	$—	$10,669,407,998

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.8%
American Axle & Manufacturing Holdings, Inc. *	1,275,885	8,612,224
Cooper-Standard Holdings, Inc. *	1,297,791	14,106,988
Dorman Products, Inc. *	71,770	5,888,728
Fox Factory Holding Corp. *	41,840	3,720,413
Gentherm, Inc. *	98,980	5,439,941
LCI Industries	104,954	11,339,230
Modine Manufacturing Co. *	342,035	9,334,135
Patrick Industries, Inc.	119,101	7,804,689
Standard Motor Products, Inc.	151,558	5,353,029
Stoneridge, Inc. *	165,643	2,709,919
Visteon Corp. *	171,332	22,886,529
Winnebago Industries, Inc.	149,702	8,329,419
		105,525,244

Banks 6.4%
1st Source Corp.	46,542	1,914,272
Ameris Bancorp	104,833	3,308,529
Associated Banc-Corp.	531,425	7,870,404
Axos Financial, Inc. *	116,952	4,423,125
BancFirst Corp.	6,718	568,141
Bank of Hawaii Corp. (a)	114,235	4,472,300
Bank OZK	278,029	9,614,243
BankUnited, Inc.	358,465	6,782,158
Banner Corp.	98,995	4,283,514
BOK Financial Corp.	70,871	5,763,230
Brookline Bancorp, Inc.	215,512	1,771,509
Cadence Bank	335,991	6,034,398
Capitol Federal Financial, Inc.	520,850	3,114,683
Cathay General Bancorp	190,744	5,577,355
Central Pacific Financial Corp.	116,062	1,695,666
City Holding Co.	29,142	2,511,749
Columbia Banking System, Inc.	491,811	9,850,974
Commerce Bancshares, Inc.	172,670	8,279,526
Community Bank System, Inc.	94,767	4,685,280
ConnectOne Bancorp, Inc.	21,907	297,497
Cullen/Frost Bankers, Inc.	94,684	9,487,337
Customers Bancorp, Inc. *	79,167	1,822,424
CVB Financial Corp.	220,876	2,652,721
Eagle Bancorp, Inc.	89,509	1,783,914
Eastern Bankshares, Inc.	146,798	1,592,758
Enterprise Financial Services Corp.	53,663	2,179,791
F.N.B. Corp.	987,208	10,849,416
First BanCorp	359,750	4,014,810
First Bancorp/Southern Pines NC	57,792	1,739,539
First Busey Corp.	139,177	2,602,610
First Citizens BancShares, Inc., Class A	15,256	19,027,283
First Commonwealth Financial Corp.	242,080	3,062,312
First Financial Bancorp	258,408	4,899,416
First Financial Bankshares, Inc.	117,326	3,038,743
First Hawaiian, Inc.	455,860	7,517,131
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	167,568	3,694,874
First Merchants Corp.	112,541	2,976,709
Fulton Financial Corp.	446,025	4,977,639
Glacier Bancorp, Inc.	152,314	4,389,689
Hancock Whitney Corp.	208,598	7,620,085
Hanmi Financial Corp.	98,207	1,414,181
Heartland Financial USA, Inc.	82,230	2,268,726
Heritage Financial Corp.	83,480	1,364,898
Hilltop Holdings, Inc.	244,313	7,212,120
HomeStreet, Inc.	87,228	457,075
Hope Bancorp, Inc.	472,146	3,786,611
Independent Bank Corp.	53,802	2,374,820
Independent Bank Group, Inc.	58,797	1,962,056
International Bancshares Corp.	135,603	5,792,960
Kearny Financial Corp.	230,771	1,576,166
Lakeland Bancorp, Inc.	27,215	354,067
Lakeland Financial Corp.	33,524	1,683,911
NBT Bancorp, Inc.	102,873	3,451,389
Northwest Bancshares, Inc.	334,847	3,519,242
OceanFirst Financial Corp.	118,601	1,684,134
OFG Bancorp	127,079	3,082,937
Old National Bancorp	736,290	9,144,722
Pacific Premier Bancorp, Inc.	145,313	2,736,244
PacWest Bancorp (a)	518,302	3,343,048
Park National Corp.	31,017	3,062,929
Pathward Financial, Inc.	69,866	3,069,912
Pinnacle Financial Partners, Inc.	107,507	5,230,216
Premier Financial Corp.	22,669	316,006
Prosperity Bancshares, Inc.	172,039	9,837,190
Provident Financial Services, Inc.	193,722	3,076,305
Renasant Corp.	136,272	3,559,425
S&T Bancorp, Inc.	106,982	2,869,257
Sandy Spring Bancorp, Inc.	98,954	2,072,097
Simmons First National Corp., Class A	333,051	5,418,740
Southside Bancshares, Inc.	73,152	1,938,528
SouthState Corp.	99,675	6,231,681
Texas Capital Bancshares, Inc. *	123,621	5,847,273
The Bank of N.T. Butterfield & Son Ltd.	154,147	3,864,465
Tompkins Financial Corp.	34,449	1,801,683
Towne Bank	150,523	3,498,155
TriCo Bancshares	51,080	1,663,165
Trustmark Corp.	203,723	4,253,736
UMB Financial Corp.	88,787	5,028,896
United Bankshares, Inc.	258,800	7,613,896
United Community Banks, Inc.	158,741	3,589,134
Valley National Bancorp	921,841	6,803,187
Veritex Holdings, Inc.	27,268	470,918
Washington Federal, Inc.	284,970	7,412,070
Washington Trust Bancorp, Inc.	49,262	1,254,211
Webster Financial Corp.	230,250	8,185,387
WesBanco, Inc.	152,331	3,677,270
Westamerica BanCorp	47,191	1,785,236
Western Alliance Bancorp (a)	130,341	4,418,560

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	123,160	7,829,281
WSFS Financial Corp.	89,743	3,001,006
		378,636,876

Capital Goods 12.3%
AAON, Inc.	54,533	4,723,103
AAR Corp. *	165,871	8,311,796
Advanced Drainage Systems, Inc.	53,037	5,132,390
Aerojet Rocketdyne Holdings, Inc. *	135,170	7,364,062
Alamo Group, Inc.	32,277	5,372,829
Albany International Corp., Class A	69,315	5,886,230
American Woodmark Corp. *	145,397	8,651,121
API Group Corp. *	380,090	8,590,034
Apogee Enterprises, Inc.	156,757	5,785,901
Applied Industrial Technologies, Inc.	101,677	12,502,204
Arcosa, Inc.	195,065	12,807,968
Argan, Inc.	80,601	3,260,310
Armstrong World Industries, Inc.	127,066	7,934,001
Astec Industries, Inc.	147,132	5,423,286
Atkore, Inc. *	61,137	7,138,967
AZZ, Inc.	141,515	4,940,289
Barnes Group, Inc.	274,729	10,810,586
Beacon Roofing Supply, Inc. *	208,921	13,358,409
BlueLinx Holdings, Inc. *	14,265	1,172,868
BWX Technologies, Inc.	231,364	13,955,876
Columbus McKinnon Corp.	108,260	3,949,325
Comfort Systems USA, Inc.	84,673	12,529,911
Construction Partners, Inc., Class A *	83,123	2,300,013
Core & Main, Inc., Class A *	132,216	3,535,456
Crane Co.	130,432	9,477,189
Crane NXT Co.	130,519	6,869,215
CSW Industrials, Inc.	20,304	2,877,483
Douglas Dynamics, Inc.	80,313	2,269,645
Ducommun, Inc. *	11,185	458,138
DXP Enterprises, Inc. *	119,721	3,827,480
Dycom Industries, Inc. *	146,350	14,844,280
Encore Wire Corp.	57,253	9,370,599
Enerpac Tool Group Corp.	105,777	2,688,851
EnerSys	184,682	17,964,018
EnPro Industries, Inc.	56,391	5,700,002
Esab Corp.	112,605	6,612,166
ESCO Technologies, Inc.	57,364	5,162,760
Federal Signal Corp.	153,839	8,151,929
Franklin Electric Co., Inc.	98,427	8,952,920
FTAI Aviation Ltd., Class A	62,302	1,747,571
Gates Industrial Corp. plc *	439,307	5,148,678
GATX Corp.	149,183	17,739,351
Generac Holdings, Inc. *	81,966	8,927,737
Gibraltar Industries, Inc. *	123,182	6,442,419
GMS, Inc. *	181,049	11,465,833
GrafTech International Ltd.	1,605,872	6,889,191
Granite Construction, Inc.	307,542	11,129,945
Great Lakes Dredge & Dock Corp. *	353,414	2,240,645
Griffon Corp.	149,941	4,726,140
H&E Equipment Services, Inc.	176,793	6,357,476
HEICO Corp.	33,004	5,101,758
HEICO Corp., Class A	57,825	7,045,976
Herc Holdings, Inc.	77,937	7,904,371
Hillenbrand, Inc.	200,208	9,603,978
Hillman Solutions Corp. *	100,770	816,237
JELD-WEN Holding, Inc. *	990,403	12,964,375
John Bean Technologies Corp.	66,256	7,063,552
Kadant, Inc.	18,672	3,542,452
Kaman Corp.	223,582	4,646,034
Kennametal, Inc.	426,604	10,630,972
Kratos Defense & Security Solutions, Inc. *	241,843	3,177,817
Lindsay Corp.	19,483	2,295,097
SECURITY	NUMBER OF SHARES	VALUE ($)
Masonite International Corp. *	129,068	11,367,019
McGrath RentCorp	61,824	5,490,589
Mercury Systems, Inc. *	77,068	3,128,190
Moog, Inc., Class A	135,721	13,193,438
MRC Global, Inc. *	695,590	6,044,677
Mueller Water Products, Inc., Class A	506,718	6,942,037
MYR Group, Inc. *	65,377	8,335,567
National Presto Industries, Inc.	38,410	2,863,081
NOW, Inc. *	914,635	8,131,105
Parsons Corp. *	92,917	4,152,461
PGT Innovations, Inc. *	165,604	4,118,571
Primoris Services Corp.	437,834	11,733,951
Proto Labs, Inc. *	112,361	3,456,224
Quanex Building Products Corp.	187,211	3,933,303
RBC Bearings, Inc. *	24,381	4,834,508
REV Group, Inc.	247,897	2,513,676
Rush Enterprises, Inc., Class A	256,532	13,408,928
Simpson Manufacturing Co., Inc.	100,829	11,916,980
SiteOne Landscape Supply, Inc. *	62,384	8,602,130
SPX Technologies, Inc. *	69,758	5,326,721
Standex International Corp.	40,788	5,554,918
Sterling Infrastructure, Inc. *	92,053	4,240,882
Tennant Co.	66,899	4,890,317
Terex Corp.	296,300	13,739,431
Textainer Group Holdings Ltd.	102,425	3,633,015
The AZEK Co., Inc. *	146,424	3,404,358
The Gorman-Rupp Co.	107,960	2,583,483
The Greenbrier Cos., Inc.	357,872	9,723,382
The Manitowoc Co., Inc. *	421,894	6,054,179
The Shyft Group, Inc.	114,022	2,680,657
Titan Machinery, Inc. *	108,894	2,749,573
TPI Composites, Inc. *	195,948	2,088,806
Trex Co., Inc. *	138,665	7,120,448
Trinity Industries, Inc.	375,407	7,939,858
Tutor Perini Corp. *	1,179,433	6,368,938
Valmont Industries, Inc.	46,591	12,219,422
Veritiv Corp.	94,525	9,980,895
Vertiv Holdings Co.	253,192	4,886,606
Wabash National Corp.	407,347	9,552,287
Watts Water Technologies, Inc., Class A	56,974	9,027,530
WillScot Mobile Mini Holdings Corp. *	117,871	5,077,883
Woodward, Inc.	138,498	14,599,074
Zurn Elkay Water Solutions Corp., Class C	166,915	3,757,257
		729,637,570

Commercial & Professional Services 5.7%
ACCO Brands Corp.	1,128,410	5,461,504
Barrett Business Services, Inc.	25,626	2,152,584
BrightView Holdings, Inc. *	458,261	3,024,523
Casella Waste Systems, Inc., Class A *	36,591	3,299,045
CBIZ, Inc. *	98,662	4,974,538
Ceridian HCM Holding, Inc. *	39,205	2,424,829
Cimpress plc *	162,278	7,753,643
Clarivate plc *	376,193	2,934,305
Clean Harbors, Inc. *	122,515	17,201,106
Conduent, Inc. *	1,688,512	5,116,191
CoreCivic, Inc. *	1,340,402	11,554,265
CoStar Group, Inc. *	164,575	13,067,255
CRA International, Inc.	4,356	403,671
CSG Systems International, Inc.	92,990	4,461,660
Deluxe Corp.	555,277	8,451,316
Dun & Bradstreet Holdings, Inc.	316,049	3,160,490
Ennis, Inc.	37,815	732,477
ExlService Holdings, Inc. *	37,358	5,638,817
Exponent, Inc.	42,058	3,840,737
FTI Consulting, Inc. *	86,607	16,282,982
Harsco Corp. *	901,315	7,625,125

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Healthcare Services Group, Inc.	694,852	9,387,450
Heidrick & Struggles International, Inc.	76,428	1,853,379
HNI Corp.	317,066	8,085,183
Huron Consulting Group, Inc. *	48,069	3,907,048
ICF International, Inc.	58,988	6,606,066
Insperity, Inc.	59,002	6,532,701
Interface, Inc.	391,358	2,712,111
Kelly Services, Inc., Class A	847,507	14,814,422
Kforce, Inc.	96,849	5,577,534
Korn Ferry	178,687	8,398,289
Matthews International Corp., Class A	193,059	7,432,771
MillerKnoll, Inc.	402,138	5,448,970
MSA Safety, Inc.	55,982	7,700,884
NV5 Global, Inc. *	4,521	409,693
OPENLANE, Inc. *	691,841	10,391,452
Paycom Software, Inc.	17,439	4,885,187
Pitney Bowes, Inc.	2,553,964	8,479,160
Resources Connection, Inc.	208,156	3,180,624
Rollins, Inc.	200,024	7,864,944
SP Plus Corp. *	80,706	2,938,505
Steelcase, Inc., Class A	1,092,281	7,088,904
Stericycle, Inc. *	238,612	10,057,496
Tetra Tech, Inc.	89,730	12,335,183
The Brink's Co.	135,594	9,021,069
The GEO Group, Inc. *	1,708,882	12,748,260
TriNet Group, Inc. *	88,209	7,839,134
TrueBlue, Inc. *	413,333	6,836,528
TTEC Holdings, Inc.	52,660	1,670,375
UniFirst Corp.	60,380	10,331,622
Verra Mobility Corp. *	156,846	2,765,195
		336,861,202

Consumer Discretionary Distribution & Retail 4.4%
1-800-Flowers.com, Inc., Class A *	259,742	2,109,105
Abercrombie & Fitch Co., Class A *	489,362	15,184,903
American Eagle Outfitters, Inc.	1,167,776	11,876,282
America's Car-Mart, Inc. *	31,843	2,596,160
Arko Corp.	315,275	2,285,744
Big 5 Sporting Goods Corp. (a)	252,432	1,908,386
Boot Barn Holdings, Inc. *	47,852	3,235,752
Caleres, Inc.	174,310	3,008,591
Camping World Holdings, Inc., Class A (a)	93,519	2,520,337
Chico's FAS, Inc. *	1,006,123	4,567,798
Citi Trends, Inc. *	116,571	1,704,268
Conn's, Inc. *	314,621	1,277,361
ContextLogic, Inc., Class A *(a)	46,736	327,619
Designer Brands, Inc., Class A	452,458	2,836,912
Dillard's, Inc., Class A	26,596	7,322,145
Etsy, Inc. *	78,655	6,374,988
Five Below, Inc. *	50,287	8,675,513
Floor & Decor Holdings, Inc., Class A *	86,268	7,877,131
Franchise Group, Inc. (a)	18,907	550,194
GameStop Corp., Class A *(a)	537,334	12,922,883
Genesco, Inc. *	122,642	2,211,235
Groupon, Inc. *(a)	360,278	1,945,501
Guess?, Inc.	266,398	5,117,506
Haverty Furniture Cos., Inc.	148,840	3,927,888
Hibbett, Inc.	99,166	3,571,959
Leslie's, Inc. *	40,768	386,481
LL Flooring Holdings, Inc. *	123,031	553,639
MarineMax, Inc. *	156,911	4,451,565
MercadoLibre, Inc. *	5,878	7,282,842
Monro, Inc.	126,419	5,229,954
National Vision Holdings, Inc. *	172,502	4,355,675
Ollie's Bargain Outlet Holdings, Inc. *	157,159	8,662,604
Overstock.com, Inc. *	206,976	3,876,660
Petco Health & Wellness Co., Inc. *	97,100	741,844
SECURITY	NUMBER OF SHARES	VALUE ($)
PetMed Express, Inc.	124,284	1,843,132
RH *	23,553	5,770,014
Sally Beauty Holdings, Inc. *	893,900	10,065,314
Shoe Carnival, Inc.	120,047	2,349,320
Signet Jewelers Ltd.	217,842	13,830,789
Sleep Number Corp. *	225,504	4,090,643
Sonic Automotive, Inc., Class A	198,494	8,225,591
Sportsman's Warehouse Holdings, Inc. *	295,185	1,337,188
Stitch Fix, Inc., Class A *	719,239	2,582,068
The Aaron's Co., Inc.	446,846	5,469,395
The Buckle, Inc.	142,508	4,376,421
The Children's Place, Inc. *	95,349	1,433,095
The Container Store Group, Inc. *	110,519	271,877
Upbound Group, Inc.	342,196	10,235,082
Urban Outfitters, Inc. *	554,285	17,083,064
Valvoline, Inc.	294,683	11,345,295
Victoria's Secret & Co. *	279,267	5,702,632
Vroom, Inc. *	1,071,028	855,002
Wayfair, Inc., Class A *	61,417	2,476,333
Zumiez, Inc. *	160,960	2,586,627
		263,406,307

Consumer Durables & Apparel 3.6%
Acushnet Holdings Corp.	96,291	4,309,985
Beazer Homes USA, Inc. *	311,208	6,308,186
Cavco Industries, Inc. *	24,355	6,063,908
Century Communities, Inc.	151,389	9,632,882
Columbia Sportswear Co.	151,223	11,164,794
Crocs, Inc. *	83,498	9,375,155
Ethan Allen Interiors, Inc.	174,821	4,375,770
Fossil Group, Inc. *	854,519	1,734,674
G-III Apparel Group Ltd. *	543,312	8,736,457
GoPro, Inc., Class A *	96,327	404,573
Helen of Troy Ltd. *	102,078	9,828,070
Installed Building Products, Inc.	46,985	4,911,812
iRobot Corp. *	146,165	5,181,549
Kontoor Brands, Inc.	132,455	5,186,938
La-Z-Boy, Inc.	332,007	8,871,227
LGI Homes, Inc. *	87,188	9,919,379
M/I Homes, Inc. *	215,651	15,240,056
Malibu Boats, Inc., Class A *	47,276	2,479,626
Mattel, Inc. *	619,487	10,785,269
Movado Group, Inc.	64,637	1,645,012
Oxford Industries, Inc.	47,779	4,775,033
Peloton Interactive, Inc., Class A *	58,033	422,480
Skyline Champion Corp. *	89,469	5,200,833
Smith & Wesson Brands, Inc.	432,176	5,069,424
Sonos, Inc. *	169,161	2,457,909
Steven Madden Ltd.	336,302	10,495,985
Sturm Ruger & Co., Inc.	102,291	5,274,124
TopBuild Corp. *	71,660	14,450,956
Topgolf Callaway Brands Corp. *	154,300	2,633,901
Tupperware Brands Corp. *	1,192,333	1,061,296
Under Armour, Inc., Class A *	676,366	4,876,599
Under Armour, Inc., Class C *	696,355	4,582,016
Vista Outdoor, Inc. *	206,916	5,510,173
Wolverine World Wide, Inc.	632,789	8,466,717
YETI Holdings, Inc. *	95,523	3,493,276
		214,926,044

Consumer Services 5.9%
ADT, Inc.	1,067,442	6,073,745
Adtalem Global Education, Inc. *	285,540	11,849,910
Airbnb, Inc., Class A *	8,497	932,716
Arcos Dorados Holdings, Inc., Class A	493,304	4,168,419
BJ's Restaurants, Inc. *	142,385	4,240,225
Bloomin' Brands, Inc.	418,586	10,000,019

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Boyd Gaming Corp.	160,432	10,224,331
Bright Horizons Family Solutions, Inc. *	108,532	9,290,339
Brinker International, Inc. *	229,763	8,404,731
Caesars Entertainment, Inc. *	172,603	7,078,449
Carriage Services, Inc.	16,195	423,661
Choice Hotels International, Inc.	31,205	3,541,455
Churchill Downs, Inc.	98,124	13,327,202
Cracker Barrel Old Country Store, Inc.	138,387	13,564,694
Dave & Buster's Entertainment, Inc. *	134,741	4,331,923
Denny's Corp. *	297,408	3,292,307
Dine Brands Global, Inc.	44,449	2,659,384
DoorDash, Inc., Class A *	24,392	1,592,554
Everi Holdings, Inc. *	145,452	2,021,783
Frontdoor, Inc. *	148,093	4,565,707
Graham Holdings Co., Class B	21,533	12,160,762
Grand Canyon Education, Inc. *	111,950	11,727,882
Hilton Grand Vacations, Inc. *	142,357	6,085,762
Hyatt Hotels Corp., Class A	146,206	15,714,221
International Game Technology plc	476,695	11,693,328
Jack in the Box, Inc.	147,914	12,803,436
Laureate Education, Inc.	696,961	8,433,228
Light & Wonder, Inc. *	249,834	14,562,824
Marriott Vacations Worldwide Corp.	101,737	12,536,033
Norwegian Cruise Line Holdings Ltd. *	1,070,577	15,898,068
Papa John's International, Inc.	41,692	2,923,026
Perdoceo Education Corp. *	338,684	3,993,084
Planet Fitness, Inc., Class A *	95,582	6,111,513
Red Rock Resorts, Inc., Class A	117,289	5,347,205
Sabre Corp. *	2,090,168	6,479,521
SeaWorld Entertainment, Inc. *	53,447	2,980,205
Six Flags Entertainment Corp. *	543,656	13,890,411
Strategic Education, Inc.	80,996	6,391,394
Stride, Inc. *	145,182	5,866,805
Texas Roadhouse, Inc.	146,340	15,790,086
The Cheesecake Factory, Inc.	169,623	5,314,289
The Wendy's Co.	552,189	12,153,680
Wingstop, Inc.	19,156	3,818,940
WW International, Inc. *	776,493	5,093,794
Wyndham Hotels & Resorts, Inc.	145,980	9,963,135
		349,316,186

Consumer Staples Distribution & Retail 0.9%
Grocery Outlet Holding Corp. *	199,305	5,724,040
Ingles Markets, Inc., Class A	120,820	9,698,221
PriceSmart, Inc.	150,638	10,918,242
Rite Aid Corp. *(a)	2,559,634	4,581,745
The Andersons, Inc.	265,904	10,372,915
The Chefs' Warehouse, Inc. *	82,865	2,577,930
Weis Markets, Inc.	134,080	7,983,123
		51,856,216

Energy 4.0%
Antero Midstream Corp.	400,241	4,086,461
Arch Resources, Inc.	66,965	6,920,833
Archrock, Inc.	765,512	6,889,608
Berry Corp.	273,583	1,723,573
Cactus, Inc., Class A	50,992	1,610,327
California Resources Corp.	65,014	2,440,626
Callon Petroleum Co. *	17,315	530,358
ChampionX Corp.	198,270	5,008,300
Chord Energy Corp.	7,583	1,084,672
Civitas Resources, Inc.	15,292	1,021,506
Comstock Resources, Inc.	48,376	450,864
CONSOL Energy, Inc.	122,494	6,609,776
Core Laboratories, Inc.	199,903	4,371,879
CVR Energy, Inc.	176,687	4,136,243
Denbury, Inc. *	14,443	1,302,325
SECURITY	NUMBER OF SHARES	VALUE ($)
DHT Holdings, Inc.	728,940	5,605,549
Diamond Offshore Drilling, Inc. *	50,033	547,861
Dorian LPG Ltd.	134,789	3,110,930
Dril-Quip, Inc. *	140,118	3,131,637
DTE Midstream LLC	129,049	5,866,568
EQT Corp.	285,940	9,942,134
Expro Group Holdings N.V. *	38,373	636,608
Geopark Ltd.	41,466	396,830
Golar LNG Ltd. *	123,651	2,543,501
Green Plains, Inc. *	237,937	6,900,173
Helix Energy Solutions Group, Inc. *	865,125	5,432,985
International Seaways, Inc.	92,650	3,340,032
Kosmos Energy Ltd. *	1,010,563	6,022,955
Liberty Energy, Inc.	308,524	3,622,072
Magnolia Oil & Gas Corp., Class A	41,462	801,460
Matador Resources Co.	111,502	4,902,743
Nabors Industries Ltd. *	69,809	5,843,013
NexTier Oilfield Solutions, Inc. *	478,234	3,605,884
Oceaneering International, Inc. *	548,177	8,392,590
Oil States International, Inc. *	545,299	3,468,102
Par Pacific Holdings, Inc. *	165,690	3,532,511
Patterson-UTI Energy, Inc.	754,231	7,346,210
PDC Energy, Inc.	138,259	9,487,333
Permian Resources Corp.	385,464	3,596,379
ProPetro Holding Corp. *	639,267	4,263,911
Range Resources Corp.	189,774	5,194,114
REX American Resources Corp. *	21,167	697,241
RPC, Inc.	329,717	2,192,618
Scorpio Tankers, Inc.	118,678	5,431,892
Select Water Solutions, Inc., Class A	82,245	597,099
SFL Corp., Ltd.	618,397	5,305,846
SM Energy Co.	296,694	7,800,085
Talos Energy, Inc. *	166,120	2,044,937
Teekay Tankers Ltd., Class A	135,766	4,905,226
Texas Pacific Land Corp.	2,420	3,154,954
Transocean Ltd. *	2,716,123	15,536,224
Tsakos Energy Navigation Ltd.	34,680	594,415
US Silica Holdings, Inc. *	228,834	2,592,689
Valaris Ltd. *	75,784	4,375,010
Vital Energy, Inc. *	21,479	891,164
Weatherford International plc *	250,379	14,131,391
		235,972,227

Equity Real Estate Investment Trusts (REITs) 8.1%
Acadia Realty Trust	268,179	3,451,464
Agree Realty Corp.	45,807	2,954,093
Alexander & Baldwin, Inc.	363,139	6,652,706
American Assets Trust, Inc.	142,823	2,720,778
American Homes 4 Rent, Class A	307,792	10,551,110
Americold Realty Trust, Inc.	421,362	12,345,907
Apartment Income REIT Corp.	330,041	11,449,122
Apple Hospitality REIT, Inc.	868,390	12,617,707
Ashford Hospitality Trust, Inc. *	492,225	2,042,734
Brandywine Realty Trust	1,270,169	4,953,659
Broadstone Net Lease, Inc.	148,564	2,329,484
CBL & Associates Properties, Inc. (a)	41,149	948,896
Centerspace	38,183	2,245,542
Chatham Lodging Trust	229,526	2,155,249
Corporate Office Properties Trust	334,507	7,633,450
Cousins Properties, Inc.	352,027	7,012,378
CubeSmart	256,610	11,403,748
DiamondRock Hospitality Co.	869,190	6,823,142
Diversified Healthcare Trust	12,366,800	16,818,848
Douglas Emmett, Inc.	640,855	7,433,918
Easterly Government Properties, Inc.	197,851	2,746,172
EastGroup Properties, Inc.	35,521	5,847,112
Elme Communities	277,302	4,190,033
Empire State Realty Trust, Inc., Class A	840,856	5,188,082

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EPR Properties	227,904	9,505,876
Equity Commonwealth	157,227	3,215,292
Equity LifeStyle Properties, Inc.	201,361	12,719,974
Essential Properties Realty Trust, Inc.	99,700	2,385,821
Federal Realty Investment Trust	144,377	12,734,051
First Industrial Realty Trust, Inc.	144,691	7,521,038
Four Corners Property Trust, Inc.	104,183	2,677,503
Getty Realty Corp.	74,038	2,537,282
Global Net Lease, Inc.	373,925	3,597,159
Healthcare Realty Trust, Inc.	802,888	14,941,746
Highwoods Properties, Inc.	408,025	8,437,957
Hudson Pacific Properties, Inc.	789,296	3,686,012
Independence Realty Trust, Inc.	45,341	783,039
Industrial Logistics Properties Trust	611,203	1,106,277
InvenTrust Properties Corp.	44,552	957,422
JBG SMITH Properties	396,453	5,613,774
Kilroy Realty Corp.	292,315	7,933,429
Kite Realty Group Trust	284,437	5,529,455
Life Storage, Inc.	90,318	11,505,610
LTC Properties, Inc.	80,220	2,575,864
LXP Industrial Trust	645,862	6,678,213
National Health Investors, Inc.	91,267	4,755,923
National Storage Affiliates Trust	72,241	2,644,743
NNN REIT, Inc.	262,363	11,160,922
Office Properties Income Trust	429,017	3,106,083
Outfront Media, Inc.	637,961	9,135,602
Paramount Group, Inc.	1,424,454	6,182,130
Pebblebrook Hotel Trust	448,864	6,086,596
Phillips Edison & Co., Inc.	51,077	1,481,744
Physicians Realty Trust	456,955	6,242,005
Piedmont Office Realty Trust, Inc., Class A	890,619	5,548,556
PotlatchDeltic Corp.	202,167	9,406,831
Rayonier, Inc.	290,910	8,529,481
Retail Opportunity Investments Corp.	294,401	3,591,692
Rexford Industrial Realty, Inc.	74,559	4,058,992
RLJ Lodging Trust	1,096,411	11,271,105
RPT Realty	339,691	3,165,920
Ryman Hospitality Properties, Inc.	95,234	8,735,815
Sabra Health Care REIT, Inc.	759,029	8,546,667
SITE Centers Corp.	661,663	7,887,023
Spirit Realty Capital, Inc.	208,029	8,125,613
STAG Industrial, Inc.	217,384	7,564,963
Star Holdings *	64,294	996,557
Summit Hotel Properties, Inc.	533,972	3,497,517
Sunstone Hotel Investors, Inc.	919,009	9,070,619
Tanger Factory Outlet Centers, Inc.	422,294	8,602,129
Terreno Realty Corp.	50,652	3,106,487
The Macerich Co.	1,406,156	13,555,344
The Necessity Retail REIT, Inc.	403,167	2,576,237
Uniti Group, Inc.	1,625,431	6,046,603
Urban Edge Properties	377,847	5,036,701
Veris Residential, Inc. *	350,262	5,660,234
Xenia Hotels & Resorts, Inc.	578,538	6,739,968
		481,274,930

Financial Services 5.8%
A-Mark Precious Metals, Inc.	143,543	4,861,801
Apollo Commercial Real Estate Finance, Inc.	553,628	5,586,107
Arbor Realty Trust, Inc. (a)	299,019	3,770,630
Ares Management Corp., Class A	66,919	5,827,976
Artisan Partners Asset Management, Inc., Class A	222,948	7,134,336
B. Riley Financial, Inc. (a)	75,589	2,734,810
BGC Partners, Inc., Class A	1,443,584	5,875,387
Blackstone Mortgage Trust, Inc., Class A	382,836	6,963,787
Block, Inc. *	120,501	7,277,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Brightsphere Investment Group, Inc.	303,914	6,531,112
BrightSpire Capital, Inc.	296,827	1,757,216
Cannae Holdings, Inc. *	212,910	4,183,682
Cohen & Steers, Inc.	50,999	2,774,856
Compass Diversified Holdings	328,249	6,440,245
Corebridge Financial, Inc.	111,188	1,847,945
Credit Acceptance Corp. *	21,978	9,795,155
Diamond Hill Investment Group, Inc.	3,492	554,425
Donnelley Financial Solutions, Inc. *	88,418	3,921,338
Encore Capital Group, Inc. *	105,278	4,534,324
Enova International, Inc. *	167,786	7,805,405
Essent Group Ltd.	232,254	10,258,659
Euronet Worldwide, Inc. *	127,215	14,171,751
EVERTEC, Inc.	117,529	4,052,400
FactSet Research Systems, Inc.	31,388	12,080,927
Federal Agricultural Mortgage Corp., Class C	21,402	2,863,802
FirstCash Holdings, Inc.	138,159	13,614,188
Focus Financial Partners, Inc., Class A *	70,443	3,669,376
Granite Point Mortgage Trust, Inc.	98,984	462,255
Green Dot Corp., Class A *	223,169	4,068,371
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,629	367,750
Houlihan Lokey, Inc.	85,278	7,445,622
Interactive Brokers Group, Inc., Class A	52,067	4,021,134
Jackson Financial, Inc., Class A	68,272	1,891,134
KKR Real Estate Finance Trust, Inc.	48,048	539,579
Ladder Capital Corp.	510,242	4,862,606
LendingTree, Inc. *	71,606	1,309,674
MarketAxess Holdings, Inc.	28,820	7,850,856
MFA Financial, Inc.	647,754	6,853,237
Moelis & Co., Class A	186,443	7,060,596
Morningstar, Inc.	22,687	4,644,029
Mr Cooper Group, Inc. *	106,740	4,937,792
Nelnet, Inc., Class A	53,636	4,961,330
New York Mortgage Trust, Inc.	396,316	3,872,007
NMI Holdings, Inc., Class A *	158,435	3,984,640
Pagseguro Digital Ltd., Class A *	436,373	4,341,911
Paysafe Ltd. *	279,005	2,695,188
PennyMac Financial Services, Inc.	139,849	8,536,383
PennyMac Mortgage Investment Trust	394,821	4,595,717
Piper Sandler Cos.	35,384	4,506,860
PJT Partners, Inc., Class A	7,770	523,698
PRA Group, Inc. *	131,217	2,453,758
PROG Holdings, Inc. *	717,088	23,398,582
Ready Capital Corp.	396,888	4,012,539
Redwood Trust, Inc.	535,192	3,168,337
StepStone Group, Inc., Class A	19,010	408,905
Stifel Financial Corp.	167,659	9,316,811
StoneCo Ltd., Class A *	364,096	4,562,123
TPG RE Finance Trust, Inc.	355,068	2,247,580
TPG, Inc.	53,705	1,385,589
Tradeweb Markets, Inc., Class A	67,781	4,537,938
Two Harbors Investment Corp.	286,576	3,565,005
Virtu Financial, Inc., Class A	283,325	4,983,687
Virtus Investment Partners, Inc.	18,497	3,528,858
Walker & Dunlop, Inc.	89,517	6,551,749
WEX, Inc. *	52,115	8,643,273
World Acceptance Corp. *	44,163	4,910,484
XP, Inc., Class A *	105,259	1,857,821
		344,754,103

Food, Beverage & Tobacco 2.7%
Adecoagro SA	639,456	5,588,845
B&G Foods, Inc. (a)	638,836	8,183,489
Brown-Forman Corp., Class B	215,054	13,283,886
Calavo Growers, Inc.	152,322	4,924,570
Cal-Maine Foods, Inc.	121,971	5,799,721

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coca-Cola Consolidated, Inc.	9,262	6,129,036
Dole plc	418,951	5,597,185
Fresh Del Monte Produce, Inc.	487,689	12,855,482
Hostess Brands, Inc. *	239,733	5,964,557
J&J Snack Foods Corp.	43,480	6,693,746
John B Sanfilippo & Son, Inc.	55,294	6,426,822
Lancaster Colony Corp.	51,072	10,039,734
Mission Produce, Inc. *	171,713	2,094,899
National Beverage Corp. *	56,248	2,779,776
Nomad Foods Ltd. *	628,373	10,713,760
Pilgrim's Pride Corp. *	295,566	6,561,565
Seneca Foods Corp., Class A *	18,353	848,643
The Boston Beer Co., Inc., Class A *	21,362	7,209,675
The Hain Celestial Group, Inc. *	529,279	6,462,497
The Simply Good Foods Co. *	21,131	764,731
TreeHouse Foods, Inc. *	284,086	13,451,472
Universal Corp.	230,809	11,898,204
Vector Group Ltd.	532,436	6,234,825
		160,507,120

Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	152,331	10,759,139
AdaptHealth Corp. *	30,916	324,000
Addus HomeCare Corp. *	28,501	2,569,365
Amedisys, Inc. *	77,325	5,871,287
AMN Healthcare Services, Inc. *	95,443	9,063,267
Avanos Medical, Inc. *	109,435	2,681,157
Brookdale Senior Living, Inc. *	1,659,952	5,726,834
Community Health Systems, Inc. *	2,234,957	7,308,309
CONMED Corp.	48,308	5,859,760
Cross Country Healthcare, Inc. *	99,619	2,540,284
DexCom, Inc. *	47,982	5,626,369
Embecta Corp.	155,297	4,297,068
Enhabit, Inc. *	265,139	2,852,896
Enovis Corp. *	116,944	6,166,457
Envista Holdings Corp. *	404,676	12,905,118
Fulgent Genetics, Inc. *	19,890	791,025
Globus Medical, Inc., Class A *	85,626	4,634,935
Haemonetics Corp. *	90,583	7,663,322
HealthEquity, Inc. *	44,651	2,446,875
ICU Medical, Inc. *	39,908	6,979,510
Insulet Corp. *	2,114	579,765
Integer Holdings Corp. *	99,048	8,108,069
Integra LifeSciences Holdings Corp. *	104,089	3,950,178
LivaNova plc *	55,949	2,477,422
Masimo Corp. *	57,221	9,260,647
Merit Medical Systems, Inc. *	65,910	5,430,984
ModivCare, Inc. *	44,126	1,982,581
Multiplan Corp. *	3,117,587	4,333,446
National HealthCare Corp.	20,241	1,228,629
Neogen Corp. *	184,807	3,232,274
NextGen Healthcare, Inc. *	143,040	2,227,133
NuVasive, Inc. *	129,770	4,952,023
OmniAb, Inc., Class A *(b)	9,356	0
OmniAb, Inc., Class B *(b)	9,356	0
Omnicell, Inc. *	60,969	4,476,344
OPKO Health, Inc. *	1,473,171	2,047,708
Option Care Health, Inc. *	172,845	4,761,880
Orthofix Medical, Inc. *	109,450	2,045,621
Pediatrix Medical Group, Inc. *	623,336	8,290,369
Penumbra, Inc. *	2,262	695,203
Premier, Inc., Class A	401,467	10,036,675
QuidelOrtho Corp. *	102,085	8,691,517
RadNet, Inc. *	108,221	3,131,916
Select Medical Holdings Corp.	444,335	12,161,449
Teladoc Health, Inc. *	99,390	2,300,879
The Ensign Group, Inc.	70,463	6,243,726
US Physical Therapy, Inc.	26,466	2,703,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Varex Imaging Corp. *	144,586	3,186,675
Veeva Systems, Inc., Class A *	43,432	7,196,682
Veradigm, Inc. *	498,355	5,870,622
Zimvie, Inc. *	186,352	1,859,793
		240,530,689

Household & Personal Products 1.6%
BellRing Brands, Inc. *	18,929	693,180
Central Garden & Pet Co. *	8,736	317,117
Central Garden & Pet Co., Class A *	170,288	5,849,393
Coty, Inc., Class A *	1,054,451	11,430,249
Edgewell Personal Care Co.	247,039	9,622,169
Energizer Holdings, Inc.	236,821	7,720,365
Herbalife Ltd. *	568,118	6,726,517
Inter Parfums, Inc.	28,252	3,548,451
Medifast, Inc.	32,747	2,577,189
Nu Skin Enterprises, Inc., Class A	386,832	12,893,110
Reynolds Consumer Products, Inc.	116,002	3,183,095
Spectrum Brands Holdings, Inc.	280,200	20,233,242
USANA Health Sciences, Inc. *	94,597	5,739,200
WD-40 Co.	21,636	4,103,267
		94,636,544

Insurance 2.2%
Ambac Financial Group, Inc. *	273,164	3,805,175
American Equity Investment Life Holding Co.	364,892	14,394,989
AMERISAFE, Inc.	85,870	4,384,522
Argo Group International Holdings Ltd.	168,707	4,944,802
Axis Capital Holdings Ltd.	209,432	10,869,521
Brighthouse Financial, Inc. *	48,039	1,934,050
CNA Financial Corp.	135,836	5,006,915
Employers Holdings, Inc.	136,337	4,929,946
Enstar Group Ltd. *	38,217	8,995,517
Horace Mann Educators Corp.	124,172	3,731,369
James River Group Holdings Ltd.	173,307	3,317,096
MBIA, Inc. *	260,828	2,076,191
Mercury General Corp.	192,045	5,763,270
ProAssurance Corp.	382,113	4,642,673
RLI Corp.	45,803	5,672,702
Safety Insurance Group, Inc.	62,235	4,531,953
Selective Insurance Group, Inc.	126,024	12,190,301
SiriusPoint Ltd. *	388,317	3,615,231
Stewart Information Services Corp.	195,464	8,764,606
United Fire Group, Inc.	114,963	2,469,405
Universal Insurance Holdings, Inc.	334,569	4,801,065
White Mountains Insurance Group Ltd.	7,872	10,660,184
		131,501,483

Materials 6.1%
AdvanSix, Inc.	121,714	4,004,391
Alpha Metallurgical Resources, Inc.	33,055	4,461,433
Alto Ingredients, Inc. *	1,151,819	2,315,156
American Vanguard Corp.	98,470	1,679,898
Ashland, Inc.	131,507	11,162,314
ATI, Inc. *	188,680	6,524,554
Avient Corp.	317,358	11,583,567
Balchem Corp.	40,291	4,981,176
Cabot Corp.	176,306	12,073,435
Carpenter Technology Corp.	272,923	12,448,018
Century Aluminum Co. *	277,017	2,171,813
Clearwater Paper Corp. *	148,613	4,516,349
Coeur Mining, Inc. *	1,132,807	3,398,421
Compass Minerals International, Inc.	196,910	6,247,954
Constellium SE *	562,592	8,382,621
Ecovyst, Inc. *	283,876	2,850,115

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Element Solutions, Inc.	569,979	10,219,724
Glatfelter Corp.	822,736	2,361,252
Greif, Inc., Class A	123,403	7,416,520
H.B. Fuller Co.	159,520	10,040,189
Hawkins, Inc.	69,780	3,275,473
Hecla Mining Co.	1,146,750	6,112,178
Ingevity Corp. *	95,391	4,501,501
Innospec, Inc.	77,805	7,186,070
Kaiser Aluminum Corp.	99,883	6,032,933
Koppers Holdings, Inc.	159,248	4,611,822
Livent Corp. *	95,014	2,190,073
Materion Corp.	69,396	6,963,195
Mativ Holdings, Inc.	458,023	6,897,826
Mercer International, Inc.	321,703	2,785,948
Minerals Technologies, Inc.	145,768	8,106,159
Myers Industries, Inc.	128,939	2,411,159
NewMarket Corp.	29,541	11,515,673
Olympic Steel, Inc.	116,209	4,859,860
Orion Engineered Carbons S.A.	310,683	7,204,739
Pactiv Evergreen, Inc.	449,459	3,155,202
Quaker Chemical Corp.	22,448	4,260,855
Rayonier Advanced Materials, Inc. *	993,197	3,376,870
Royal Gold, Inc.	71,428	8,845,644
Ryerson Holding Corp.	25,188	856,140
Schnitzer Steel Industries, Inc., Class A	253,348	6,969,604
Sensient Technologies Corp.	130,651	9,410,792
Southern Copper Corp.	181,511	12,119,490
Stepan Co.	95,938	8,821,499
Summit Materials, Inc., Class A *	381,808	12,076,587
SunCoke Energy, Inc.	700,915	4,759,213
Sylvamo Corp.	408,579	16,106,184
The Scotts Miracle-Gro Co.	198,129	12,521,753
TimkenSteel Corp. *	227,739	3,878,395
TriMas Corp.	149,340	3,779,795
Trinseo plc	449,722	5,585,547
Tronox Holdings plc, Class A	548,195	5,832,795
Westlake Corp.	112,915	11,737,514
Worthington Industries, Inc.	208,399	11,697,436
		359,284,824

Media & Entertainment 3.2%
AMC Entertainment Holdings, Inc., Class A (a)	500,962	2,254,329
AMC Networks, Inc., Class A *	526,718	5,957,181
Bumble, Inc., Class A *	126,789	1,939,872
Cable One, Inc.	11,598	7,096,004
Cargurus, Inc. *	40,703	764,809
Cars.com, Inc. *	223,291	3,941,086
Cinemark Holdings, Inc. *	822,798	13,172,996
Clear Channel Outdoor Holdings, Inc. *	7,875,363	9,686,696
Gannett Co., Inc. *	1,896,239	4,209,651
Gray Television, Inc.	648,219	4,556,980
IAC, Inc. *	133,940	7,479,210
iHeartMedia, Inc., Class A *	1,446,522	3,428,257
John Wiley & Sons, Inc., Class A	173,321	6,239,556
Liberty Broadband Corp., Class A *	923	68,182
Liberty Broadband Corp., Class C *	6,691	495,803
Liberty Media Corp. - Liberty Formula One, Class A *	14,036	886,373
Liberty Media Corp. - Liberty Formula One, Class C *	119,401	8,405,830
Lions Gate Entertainment Corp., Class A *	336,864	3,469,699
Lions Gate Entertainment Corp., Class B *	682,675	6,615,121
Madison Square Garden Entertainment Corp. *	65,042	2,282,324
SECURITY	NUMBER OF SHARES	VALUE ($)
Match Group, Inc. *	189,627	6,542,132
Pinterest, Inc., Class A *	193,550	4,633,587
Roku, Inc. *	48,022	2,794,880
Scholastic Corp.	141,898	6,027,827
Shutterstock, Inc.	40,421	2,011,753
Sinclair Broadcast Group, Inc., Class A (a)	250,850	3,858,073
Sirius XM Holdings, Inc. (a)	1,909,897	6,799,233
Sphere Entertainment Co. *	65,372	1,560,430
Spotify Technology S.A. *	118,038	17,575,858
Taboola.com Ltd. *	146,035	398,676
The E.W. Scripps Co., Class A *	273,290	2,153,525
The New York Times Co., Class A	299,687	10,614,914
The Trade Desk, Inc., Class A *	49,679	3,481,504
Thryv Holdings, Inc. *	64,699	1,507,487
TripAdvisor, Inc. *	358,746	5,582,088
WideOpenWest, Inc. *	222,035	1,687,466
World Wrestling Entertainment, Inc., Class A	44,321	4,490,604
Yelp, Inc. *	289,623	9,702,370
Ziff Davis, Inc. *	128,210	7,569,518
ZoomInfo Technologies, Inc. *	28,179	696,867
		192,638,751

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes plc *	134,125	3,880,236
Azenta, Inc. *	76,075	3,290,244
BioMarin Pharmaceutical, Inc. *	72,635	6,314,887
Bio-Rad Laboratories, Inc., Class A *	23,963	8,946,586
Bio-Techne Corp.	86,687	7,090,130
Bruker Corp.	130,862	9,042,564
Charles River Laboratories International, Inc. *	57,264	11,073,712
Corcept Therapeutics, Inc. *	107,842	2,533,209
Elanco Animal Health, Inc. *	827,911	6,747,475
Emergent BioSolutions, Inc. *	353,989	3,019,526
Exact Sciences Corp. *	53,716	4,382,151
Exelixis, Inc. *	426,374	8,220,491
Halozyme Therapeutics, Inc. *	14,285	463,263
Horizon Therapeutics plc *	121,943	12,197,958
Incyte Corp. *	116,539	7,172,976
Innoviva, Inc. *	90,990	1,227,455
Medpace Holdings, Inc. *	22,153	4,585,006
Myriad Genetics, Inc. *	195,488	4,312,465
Neurocrine Biosciences, Inc. *	8,625	772,196
Prestige Consumer Healthcare, Inc. *	115,239	6,595,128
Repligen Corp. *	3,631	609,718
Royalty Pharma plc, Class A	285,231	9,338,463
Seagen, Inc. *	26,416	5,169,611
Supernus Pharmaceuticals, Inc. *	89,945	2,980,777
		129,966,227

Real Estate Management & Development 0.5%
Cushman & Wakefield plc *	529,425	4,198,340
Douglas Elliman, Inc.	125,729	365,871
eXp World Holdings, Inc.	49,032	754,603
Kennedy-Wilson Holdings, Inc.	404,844	6,246,743
Marcus & Millichap, Inc.	81,771	2,399,979
Newmark Group, Inc., Class A	517,799	2,961,810
Opendoor Technologies, Inc. *	637,261	1,682,369
The Howard Hughes Corp. *	60,529	4,513,648
The RMR Group, Inc., Class A	18,134	390,425
Zillow Group, Inc., Class A *	40,638	1,820,176
Zillow Group, Inc., Class C *	116,035	5,292,356
		30,626,320

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.	473,559	11,734,792
Axcelis Technologies, Inc. *	35,505	5,593,813
Cirrus Logic, Inc. *	173,439	13,472,742
Cohu, Inc. *	22,902	878,063
Diodes, Inc. *	110,795	9,953,823
Enphase Energy, Inc. *	4,488	780,373
Entegris, Inc.	175,049	18,423,907
FormFactor, Inc. *	134,173	4,198,273
GLOBALFOUNDRIES, Inc. *(a)	14,678	856,168
Ichor Holdings Ltd. *	97,312	2,948,554
Kulicke & Soffa Industries, Inc.	141,506	7,482,837
Lattice Semiconductor Corp. *	36,698	2,983,914
Magnachip Semiconductor Corp. *	88,923	909,682
Monolithic Power Systems, Inc.	14,843	7,271,734
Onto Innovation, Inc. *	42,651	4,578,585
Photronics, Inc. *	253,449	5,380,722
Power Integrations, Inc.	67,467	5,829,149
Semtech Corp. *	136,106	2,958,944
Silicon Laboratories, Inc. *	45,351	6,379,525
SMART Global Holdings, Inc. *	160,133	3,615,803
SolarEdge Technologies, Inc. *	18,752	5,341,132
Synaptics, Inc. *	71,467	6,149,021
Ultra Clean Holdings, Inc. *	138,010	4,730,983
Universal Display Corp.	33,399	4,920,675
Wolfspeed, Inc. *	61,472	2,953,115
		140,326,329

Software & Services 4.1%
ACI Worldwide, Inc. *	295,728	6,745,556
Alarm.com Holdings, Inc. *	42,650	2,141,883
AppLovin Corp., Class A *	62,614	1,565,976
Bentley Systems, Inc., Class B	119,180	5,813,600
Black Knight, Inc. *	160,842	9,293,451
Blackbaud, Inc. *	64,156	4,706,484
Cerence, Inc. *	168,597	4,808,386
CommVault Systems, Inc. *	82,971	5,782,249
Consensus Cloud Solutions, Inc. *	59,505	2,168,957
Dolby Laboratories, Inc., Class A	129,506	10,688,130
Dropbox, Inc., Class A *	425,561	9,796,414
Ebix, Inc.	179,150	3,568,668
Envestnet, Inc. *	62,355	3,263,037
EPAM Systems, Inc. *	37,350	9,584,757
Fair Isaac Corp. *	21,378	16,838,809
Globant S.A. *	20,594	3,785,383
GoDaddy, Inc., Class A *	154,405	11,330,239
Guidewire Software, Inc. *	44,945	3,729,536
InterDigital, Inc.	128,704	10,687,580
LiveRamp Holdings, Inc. *	325,317	7,918,216
Manhattan Associates, Inc. *	55,555	10,078,788
Palantir Technologies, Inc., Class A *	91,053	1,339,390
Pegasystems, Inc.	69,335	3,353,041
Perficient, Inc. *	42,387	3,241,334
Progress Software Corp.	90,983	5,458,980
PTC, Inc. *	45,916	6,171,110
Qualys, Inc. *	24,576	3,102,966
Rackspace Technology, Inc. *	240,768	375,598
RingCentral, Inc., Class A *	185,945	6,452,292
ServiceNow, Inc. *	21,006	11,443,649
Snowflake, Inc., Class A *	4,008	662,763
Splunk, Inc. *	82,213	8,162,929
SPS Commerce, Inc. *	3,719	579,420
Teradata Corp. *	340,718	15,966,046
Twilio, Inc., Class A *	72,545	5,050,583
Tyler Technologies, Inc. *	22,218	8,819,657
Unisys Corp. *	673,229	2,645,790
Verint Systems, Inc. *	66,202	2,375,328
SECURITY	NUMBER OF SHARES	VALUE ($)
Workday, Inc., Class A *	33,861	7,178,193
Zoom Video Communications, Inc., Class A *	70,282	4,718,031
		241,393,199

Technology Hardware & Equipment 4.9%
ADTRAN Holdings, Inc.	184,165	1,640,910
Advanced Energy Industries, Inc.	67,769	6,651,527
Badger Meter, Inc.	37,689	5,196,182
Belden, Inc.	130,200	11,391,198
Benchmark Electronics, Inc.	460,091	10,862,748
Cognex Corp.	220,427	12,114,668
Coherent Corp. *	256,683	9,487,004
CommScope Holding Co., Inc. *	1,464,658	6,092,977
Comtech Telecommunications Corp.	250,018	2,870,207
CTS Corp.	77,577	3,542,942
ePlus, Inc. *	126,945	6,269,814
Fabrinet *	78,597	8,898,752
IPG Photonics Corp. *	101,455	11,207,734
Itron, Inc. *	128,411	8,697,277
Knowles Corp. *	327,867	5,895,049
Littelfuse, Inc.	44,283	11,338,219
Lumentum Holdings, Inc. *	112,970	5,976,113
Methode Electronics, Inc.	149,802	6,448,976
National Instruments Corp.	311,198	17,987,244
NETGEAR, Inc. *	258,322	3,624,258
NetScout Systems, Inc. *	271,230	8,277,940
Novanta, Inc. *	22,292	3,691,555
OSI Systems, Inc. *	64,288	7,650,915
PC Connection, Inc.	111,743	5,025,083
Plexus Corp. *	132,285	11,995,604
Pure Storage, Inc., Class A *	81,692	2,351,913
Rogers Corp. *	37,681	5,933,627
ScanSource, Inc. *	321,906	9,258,017
Stratasys Ltd. *	193,501	2,815,440
Super Micro Computer, Inc. *	152,516	34,155,834
TTM Technologies, Inc. *	781,362	10,704,659
ViaSat, Inc. *	269,312	12,014,008
Viavi Solutions, Inc. *	424,726	4,179,304
Vontier Corp.	600,694	17,804,570
		292,052,268

Telecommunication Services 0.7%
ATN International, Inc.	60,535	2,271,878
Cogent Communications Holdings, Inc.	81,684	5,025,200
Consolidated Communications Holdings, Inc. *	1,168,943	4,266,642
EchoStar Corp., Class A *	327,643	5,166,930
Frontier Communications Parent, Inc. *	282,408	4,202,231
GCI Liberty, Inc. *(b)	32,678	5,900
Iridium Communications, Inc.	103,609	6,220,684
Liberty Latin America Ltd., Class A *	398,771	2,919,004
Liberty Latin America Ltd., Class C *	1,503,556	10,975,959
Shenandoah Telecommunications Co.	192,361	3,651,012
		44,705,440

Transportation 3.1%
Air Transport Services Group, Inc. *	222,777	3,720,376
Alaska Air Group, Inc. *	163,432	7,343,000
American Airlines Group, Inc. *	1,193,074	17,633,634
ArcBest Corp.	142,224	11,915,527
Costamare, Inc.	228,345	1,762,823
Covenant Logistics Group, Inc.	86,688	3,308,881
Danaos Corp.	37,635	2,195,250
Daseke, Inc. *	1,303,220	7,819,320
Forward Air Corp.	77,968	7,583,947

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Genco Shipping & Trading Ltd.	31,189	387,056
Golden Ocean Group Ltd. (a)	319,799	2,257,781
Heartland Express, Inc.	244,827	3,819,301
Hub Group, Inc., Class A *	177,742	13,074,702
JetBlue Airways Corp. *	841,354	5,746,448
Kirby Corp. *	175,856	12,584,255
Lyft, Inc., Class A *	329,141	2,968,852
Marten Transport Ltd.	238,840	5,051,466
Matson, Inc.	34,386	2,349,595
RXO, Inc. *	484,712	10,115,939
Saia, Inc. *	43,514	12,364,938
Schneider National, Inc., Class B	338,813	8,782,033
SkyWest, Inc. *	202,941	6,069,965
Spirit Airlines, Inc.	134,544	2,046,414
Star Bulk Carriers Corp. (a)	47,738	817,752
U-Haul Holding Co., Non Voting	226,275	10,474,270
XPO, Inc. *	425,683	19,977,303
Yellow Corp. *	975,141	1,238,429
		183,409,257

Utilities 3.2%
ALLETE, Inc.	201,491	12,002,819
American States Water Co.	51,518	4,575,829
Atlantica Sustainable Infrastructure plc	237,036	5,729,160
Avangrid, Inc.	208,929	7,841,105
Avista Corp.	296,697	12,268,421
California Water Service Group	92,670	5,273,850
Chesapeake Utilities Corp.	31,785	4,058,944
Clearway Energy, Inc., Class A	60,408	1,660,012
Clearway Energy, Inc., Class C	144,227	4,143,642
Essential Utilities, Inc.	286,719	11,680,932
Hawaiian Electric Industries, Inc.	366,750	13,169,992
IDACORP, Inc.	126,982	13,215,017
MGE Energy, Inc.	71,878	5,157,965
New Jersey Resources Corp.	247,117	11,972,819
Northwest Natural Holding Co.	110,470	4,717,069
NorthWestern Corp.	214,240	12,123,842
ONE Gas, Inc.	157,020	12,709,199
Ormat Technologies, Inc.	73,980	6,295,698
Otter Tail Corp.	98,855	7,336,030
PNM Resources, Inc.	267,591	12,287,779
ReNew Energy Global PLC, Class A *(a)	131,888	721,427
SJW Group	51,493	3,940,759
Spire, Inc.	176,999	11,428,825
Unitil Corp.	56,416	2,972,559
		187,283,694
Total Common Stocks (Cost $6,150,581,364)		5,921,029,050

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)	2,478,144	2,478,144
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)(d)	48,359,655	48,359,655
		50,837,799
Total Short-Term Investments (Cost $50,837,799)		50,837,799
Total Investments in Securities (Cost $6,201,419,163)		5,971,866,849

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/16/23	146	12,788,140	(64,097)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,626,857.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,635,792,921	$—	$—	$5,635,792,921
Health Care Equipment & Services	240,530,689	—	0 *	240,530,689
Telecommunication Services	44,699,540	—	5,900	44,705,440
Short-Term Investments[1]	50,837,799	—	—	50,837,799
Liabilities
Futures Contracts[2]	(64,097)	—	—	(64,097)
Total	$5,971,796,852	$—	$5,900	$5,971,802,752

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.2% OF NET ASSETS

Australia 4.6%
AGL Energy Ltd.	1,638,616	9,957,440
Amcor plc	609,028	5,892,280
AMP Ltd.	4,038,958	2,862,123
Ampol Ltd.	295,833	6,013,391
ANZ Group Holdings Ltd.	1,814,510	26,914,039
APA Group	445,063	2,891,746
Aristocrat Leisure Ltd.	121,974	2,932,452
Aurizon Holdings Ltd.	1,718,998	3,960,320
BHP Group Ltd.	2,572,486	69,954,228
BlueScope Steel Ltd.	578,339	6,931,518
Brambles Ltd.	783,929	6,970,571
Coles Group Ltd.	716,597	8,338,147
Commonwealth Bank of Australia	594,063	37,206,860
Computershare Ltd.	135,081	1,954,659
CSL Ltd.	57,186	11,338,855
Downer EDI Ltd.	922,668	2,143,605
Endeavour Group Ltd.	344,564	1,375,815
Fortescue Metals Group Ltd.	795,141	9,890,140
Goodman Group	208,341	2,646,671
Incitec Pivot Ltd.	1,021,505	1,956,758
Insurance Australia Group Ltd.	1,515,817	5,091,187
James Hardie Industries plc *	99,260	2,433,906
JB Hi-Fi Ltd.	83,104	2,290,522
Lendlease Corp., Ltd.	852,749	4,359,666
Macquarie Group Ltd.	92,394	10,209,017
Medibank Pvt Ltd.	1,807,162	4,175,132
Metcash Ltd.	1,079,608	2,480,272
Mineral Resources Ltd.	29,541	1,353,325
Mirvac Group	2,079,958	3,095,903
National Australia Bank Ltd.	1,367,014	22,974,698
Newcrest Mining Ltd.	408,559	6,792,408
Orica Ltd.	242,653	2,401,033
Origin Energy Ltd.	1,193,590	6,434,356
QBE Insurance Group Ltd.	533,732	5,049,816
Ramsay Health Care Ltd.	63,050	2,340,857
Rio Tinto Ltd.	285,711	19,784,070
Santos Ltd.	730,101	3,444,414
Scentre Group	2,357,390	4,134,335
Sims Ltd.	206,045	1,893,456
Sonic Healthcare Ltd.	193,759	4,412,514
South32 Ltd.	2,586,442	6,494,405
Stockland	1,380,603	3,806,127
Suncorp Group Ltd.	954,899	8,218,905
Telstra Group Ltd.	3,497,326	9,867,963
Transurban Group	544,082	5,225,203
Treasury Wine Estates Ltd.	258,784	1,946,025
Wesfarmers Ltd.	576,613	17,788,302
Westpac Banking Corp.	2,124,281	28,429,381
Woodside Energy Group Ltd.	490,050	10,877,759
SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	592,691	14,398,840
Worley Ltd.	232,903	2,455,280
		446,790,695

Austria 0.3%
BAWAG Group AG *	49,530	2,147,009
Erste Group Bank AG	245,570	7,924,754
OMV AG	158,230	7,030,960
Raiffeisen Bank International AG *	196,583	2,871,208
Voestalpine AG	205,950	6,362,946
Wienerberger AG	97,557	2,749,907
		29,086,784

Belgium 0.7%
Ageas S.A./N.V.	156,806	6,240,491
Anheuser-Busch InBev S.A./N.V.	518,474	27,587,519
Etablissements Franz Colruyt N.V.	91,781	3,033,280
Groupe Bruxelles Lambert N.V.	86,303	6,631,912
KBC Group N.V.	147,520	9,621,847
Proximus SADP	273,345	2,116,243
Solvay S.A.	68,627	7,145,125
UCB S.A.	55,089	4,787,702
Umicore S.A.	158,393	4,390,434
		71,554,553

Canada 6.3%
Agnico Eagle Mines Ltd.	139,635	7,096,289
Algonquin Power & Utilities Corp.	249,558	2,100,304
Alimentation Couche-Tard, Inc.	451,503	21,832,776
AltaGas Ltd.	145,989	2,472,351
ARC Resources Ltd.	154,039	1,853,953
Atco Ltd., Class I	74,939	2,300,599
B2Gold Corp.	537,541	1,989,135
Bank of Montreal	218,302	18,183,000
Barrick Gold Corp.	860,576	14,523,367
Bausch Health Cos., Inc. *	487,200	3,992,796
BCE, Inc.	179,085	8,068,245
Canadian Imperial Bank of Commerce	382,465	15,748,228
Canadian National Railway Co.	158,665	17,866,008
Canadian Natural Resources Ltd.	388,747	20,914,491
Canadian Pacific Kansas City Ltd.	142,545	10,847,388
Canadian Tire Corp., Ltd., Class A	46,869	5,622,349
CCL Industries, Inc., Class B	55,095	2,563,642
Cenovus Energy, Inc.	285,636	4,557,820
CGI, Inc. *	97,043	10,037,700
CI Financial Corp.	270,003	2,604,090
Constellation Software, Inc.	1,405	2,861,071
Crescent Point Energy Corp.	303,951	1,914,089
Dollarama, Inc.	51,665	3,138,745
Emera, Inc.	124,685	5,133,980
Enbridge, Inc.	858,843	30,195,032
Fairfax Financial Holdings Ltd.	11,886	8,520,180
Finning International, Inc.	125,678	3,394,129

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Quantum Minerals Ltd.	162,074	3,390,999
Fortis, Inc.	214,095	8,993,471
Franco-Nevada Corp.	15,891	2,306,317
George Weston Ltd.	60,573	7,115,645
Gildan Activewear, Inc.	106,552	2,901,902
Great-West Lifeco, Inc.	135,445	3,829,288
Hydro One Ltd.	117,834	3,353,930
iA Financial Corp., Inc.	44,818	2,852,684
Imperial Oil Ltd.	109,419	4,960,199
Intact Financial Corp.	28,934	4,258,468
Keyera Corp.	120,352	2,682,753
Kinross Gold Corp.	1,245,062	5,862,133
Linamar Corp.	60,251	2,663,934
Loblaw Cos., Ltd.	97,882	8,546,763
Lundin Mining Corp.	401,324	2,801,857
Magna International, Inc.	401,676	19,408,578
Manulife Financial Corp.	1,000,580	18,512,901
Methanex Corp.	52,440	2,140,345
Metro, Inc.	127,229	6,683,898
National Bank of Canada	106,281	7,609,260
Northland Power, Inc.	66,384	1,454,363
Nutrien Ltd.	230,783	12,142,721
Onex Corp.	199,866	9,038,301
Open Text Corp.	93,437	3,879,632
Parkland Corp.	138,019	3,438,037
Pembina Pipeline Corp.	186,978	5,653,495
Power Corp. of Canada	294,426	7,611,366
Restaurant Brands International, Inc.	75,074	5,443,459
RioCan Real Estate Investment Trust	141,959	2,090,796
Royal Bank of Canada	466,045	41,633,079
Saputo, Inc.	160,759	4,153,503
SNC-Lavalin Group, Inc.	151,596	3,535,344
Sun Life Financial, Inc.	236,133	11,421,868
Suncor Energy, Inc.	946,145	26,470,900
TC Energy Corp.	407,501	15,840,766
Teck Resources Ltd., Class B	238,994	9,316,775
TELUS Corp.	221,218	4,185,777
TFI International, Inc.	26,935	2,833,595
The Bank of Nova Scotia	607,790	29,318,613
The Toronto-Dominion Bank	619,535	35,021,753
Thomson Reuters Corp.	42,994	5,459,887
Tourmaline Oil Corp.	44,909	1,874,925
Waste Connections, Inc.	39,685	5,416,289
West Fraser Timber Co., Ltd.	52,899	3,565,127
Wheaton Precious Metals Corp.	58,782	2,660,390
WSP Global, Inc.	30,573	3,783,783
		608,451,626

Denmark 1.0%
AP Moller - Maersk A/S, Class A	2,332	3,902,691
AP Moller - Maersk A/S, Class B	3,933	6,596,103
Carlsberg A/S, Class B	41,242	6,196,455
Coloplast A/S, Class B	25,444	3,194,524
Danske Bank A/S *	539,321	10,940,529
DSV A/S	43,794	8,416,859
ISS A/S	156,924	2,975,517
Novo Nordisk A/S, Class B	205,998	32,917,450
Novozymes A/S, Class B	54,298	2,609,494
Orsted A/S	54,973	4,800,654
Pandora A/S	53,446	4,246,483
Vestas Wind Systems A/S *	341,240	9,689,278
		96,486,037

Finland 1.0%
Elisa Oyj	52,605	2,938,708
Fortum Oyj	413,626	5,481,218
Huhtamaki Oyj	57,549	1,876,175
SECURITY	NUMBER OF SHARES	VALUE ($)
Kesko Oyj, B Shares	180,614	3,405,294
Kone Oyj, B Shares	146,713	7,424,820
Neste Oyj	164,132	6,189,084
Nokia Oyj	2,847,839	11,521,932
Nokian Renkaat Oyj	241,361	2,085,796
Nordea Bank Abp	1,887,599	18,467,519
Outokumpu Oyj	555,074	3,020,366
Sampo Oyj, A Shares	195,438	8,963,497
Stora Enso Oyj, R Shares	424,566	5,361,402
UPM-Kymmene Oyj	360,566	10,790,095
Valmet Oyj	81,977	2,406,004
Wartsila Oyj Abp	392,118	4,427,013
		94,358,923

France 8.8%
Accor S.A.	62,703	2,070,273
Air Liquide S.A.	172,968	28,884,611
Airbus SE	104,443	13,644,427
ALD S.A.	216,302	2,322,138
Alstom S.A.	156,741	4,301,196
Amundi S.A.	33,397	1,872,799
Arkema S.A.	64,946	5,642,975
Atos SE *(a)	407,518	5,915,106
AXA S.A.	1,152,955	32,468,413
BNP Paribas S.A.	900,995	51,879,364
Bollore SE	618,261	3,948,178
Bouygues S.A.	334,911	10,697,180
Bureau Veritas S.A.	87,520	2,214,130
Capgemini SE	48,687	8,450,171
Carrefour S.A.	1,029,883	18,868,419
Casino Guichard Perrachon S.A. *(a)	253,795	1,507,080
Cie de Saint-Gobain	501,910	27,717,477
Cie Generale des Etablissements Michelin S.C.A.	692,586	19,611,006
Credit Agricole S.A.	984,556	11,222,703
Danone S.A.	387,199	22,843,964
Dassault Systemes SE	62,734	2,749,467
Edenred	39,200	2,510,811
Eiffage S.A.	71,458	7,589,191
Elis S.A.	198,304	3,420,646
Engie S.A.	1,733,286	25,947,605
EssilorLuxottica S.A.	62,352	11,196,794
Eurazeo SE	31,133	2,120,899
Eurofins Scientific SE	25,756	1,692,541
Eutelsat Communications S.A. (a)	293,599	1,860,821
Faurecia SE *	370,656	7,638,375
Hermes International	2,530	5,129,599
Kering S.A.	19,871	10,557,286
Klepierre S.A.	112,452	2,539,167
Legrand S.A. *	80,195	7,562,969
L'Oreal S.A.	50,690	21,562,210
LVMH Moet Hennessy Louis Vuitton SE	40,201	34,882,371
Orange S.A.	3,033,017	36,124,668
Pernod-Ricard S.A.	49,392	10,641,945
Publicis Groupe S.A.	126,797	9,370,562
Renault S.A.	554,605	18,497,713
Rexel S.A. *	344,884	7,030,060
Rubis S.C.A.	130,192	3,539,342
Safran S.A.	116,872	16,875,456
Sanofi	566,051	57,256,965
Schneider Electric SE	183,666	31,591,403
SCOR SE	200,413	5,108,619
SEB S.A.	24,211	2,266,237
SES S.A.	487,043	2,881,764
Societe Generale S.A.	1,071,099	24,699,276
Sodexo S.A.	57,274	6,170,096
STMicroelectronics N.V.	162,674	7,040,261
Teleperformance	14,361	2,141,906

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Thales S.A.	31,281	4,345,334
TotalEnergies SE	2,114,155	119,637,086
Unibail-Rodamco-Westfield *	73,369	3,347,761
Valeo S.A.	473,031	9,057,201
Veolia Environnement S.A.	435,294	12,780,408
Vinci S.A.	267,857	30,360,999
Vivendi SE	266,298	2,353,534
Wendel SE	31,672	3,319,152
		851,480,110

Germany 7.9%
adidas AG	109,692	17,716,816
Allianz SE	267,067	56,938,350
Aurubis AG	70,377	5,366,070
BASF SE	1,192,286	56,455,752
Bayer AG	541,492	30,099,630
Bayerische Motoren Werke AG	437,058	47,489,389
Beiersdorf AG	27,118	3,444,687
Brenntag SE	106,279	8,314,253
Commerzbank AG *	890,913	8,928,145
Continental AG	199,679	13,258,033
Covestro AG *	337,781	12,985,511
Daimler Truck Holding AG *	259,926	7,842,134
Deutsche Bank AG	1,075,757	10,867,692
Deutsche Boerse AG	31,871	5,487,396
Deutsche Lufthansa AG *	770,995	7,529,136
Deutsche Post AG	763,809	34,241,191
Deutsche Telekom AG	2,994,060	66,217,385
E.ON SE	1,567,485	18,900,099
Evonik Industries AG *	222,070	4,437,858
Freenet AG	121,252	2,965,380
Fresenius Medical Care AG & Co. KGaA	275,709	11,742,642
Fresenius SE & Co. KGaA	661,883	18,057,166
GEA Group AG	79,990	3,350,548
Hannover Rueck SE	27,440	5,856,610
Heidelberg Materials AG	209,486	14,936,518
Henkel AG & Co. KGaA	75,892	5,430,578
Infineon Technologies AG	305,633	11,316,265
K+S AG	116,631	1,871,322
KION Group AG	91,852	3,192,305
Kloeckner & Co. SE	204,659	1,937,501
Knorr-Bremse AG	41,644	2,840,500
LANXESS AG	113,723	4,070,031
Mercedes-Benz Group AG	823,321	61,240,116
Merck KGaA	29,501	5,118,655
METRO AG *	337,739	2,615,863
MTU Aero Engines AG	15,968	3,673,669
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	67,570	24,060,158
ProSiebenSat.1 Media SE *	268,498	2,166,308
Puma SE	32,694	1,551,748
Rheinmetall AG	17,464	4,401,384
RWE AG	241,737	10,081,846
Salzgitter AG	70,016	2,267,687
SAP SE	344,606	44,887,048
Siemens AG	350,983	57,377,237
Siemens Energy AG *	426,306	10,789,473
Siemens Healthineers AG	68,506	3,863,513
Symrise AG	28,763	3,065,811
Telefonica Deutschland Holding AG	904,908	2,542,044
ThyssenKrupp AG	904,000	6,195,015
United Internet AG	134,273	1,923,916
Volkswagen AG	56,066	8,391,986
Vonovia SE	272,432	4,983,948
Zalando SE *	70,503	2,032,415
		767,316,733

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.7%
AIA Group Ltd.	2,871,136	27,544,127
BOC Hong Kong Holdings Ltd.	1,858,162	5,518,764
CK Asset Holdings Ltd.	1,239,355	6,681,031
CK Hutchison Holdings Ltd.	3,778,891	22,857,023
CLP Holdings Ltd.	1,097,288	7,996,715
Galaxy Entertainment Group Ltd. *	614,910	3,813,609
Hang Seng Bank Ltd.	318,950	4,265,840
Henderson Land Development Co., Ltd.	632,225	2,006,935
Hong Kong & China Gas Co., Ltd.	4,153,040	3,745,468
Hong Kong Exchanges & Clearing Ltd.	94,861	3,472,955
Hongkong Land Holdings Ltd.	620,405	2,661,538
Jardine Matheson Holdings Ltd.	187,596	9,006,484
Lenovo Group Ltd.	7,211,290	6,779,944
Link REIT	487,764	2,835,022
MTR Corp., Ltd.	599,352	2,760,086
New World Development Co., Ltd.	1,911,583	4,566,359
Orient Overseas International Ltd.	71,018	865,924
PCCW Ltd.	4,671,651	2,387,073
Sands China Ltd. *	1,283,496	4,156,309
Sino Land Co., Ltd.	1,365,946	1,776,301
Sun Hung Kai Properties Ltd.	932,903	11,881,382
Swire Pacific Ltd., A Shares	829,323	5,540,650
Swire Pacific Ltd., B Shares	467,571	500,526
Techtronic Industries Co., Ltd.	292,585	2,715,332
WH Group Ltd.	15,599,821	8,150,387
Wharf Real Estate Investment Co., Ltd.	635,984	3,140,010
Xinyi Glass Holdings Ltd.	916,079	1,355,117
		158,980,911

Ireland 0.1%
Bank of Ireland Group plc	382,290	3,584,078
Kerry Group plc, Class A	49,437	4,805,624
Kingspan Group plc	42,525	2,814,454
		11,204,156

Israel 0.1%
Bank Hapoalim B.M.	405,346	3,258,005
Bank Leumi Le-Israel B.M.	523,339	3,664,123
ICL Group Ltd.	296,067	1,610,753
Israel Discount Bank Ltd., A Shares	391,099	1,881,698
Teva Pharmaceutical Industries Ltd. *	501,693	3,599,880
		14,014,459

Italy 2.9%
A2A S.p.A.	1,799,703	2,970,092
Assicurazioni Generali S.p.A.	983,614	18,576,502
Banco BPM S.p.A.	1,001,049	3,903,886
CNH Industrial N.V.	484,188	6,168,506
Enel S.p.A.	8,315,541	51,932,349
Eni S.p.A.	2,964,734	39,350,764
Ferrari N.V.	14,821	4,212,460
Hera S.p.A.	780,266	2,432,306
Intesa Sanpaolo S.p.A.	14,164,393	32,549,482
Iveco Group N.V. *	57,020	424,672
Leonardo S.p.A.	455,494	4,870,591
Mediobanca Banca di Credito Finanziario S.p.A.	323,590	3,551,563
Pirelli & C S.p.A. *	458,925	2,156,659
Poste Italiane S.p.A.	281,448	2,909,302
Prysmian S.p.A.	119,640	4,422,098
Snam S.p.A.	902,543	4,705,165
Stellantis N.V.	2,371,704	35,858,825
Telecom Italia S.p.A. *	48,049,730	12,693,762
Tenaris S.A.	184,926	2,300,737

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Terna - Rete Elettrica Nazionale	463,984	3,874,126
UniCredit S.p.A.	1,762,193	33,654,576
Unipol Gruppo S.p.A.	545,604	2,714,647
		276,233,070

Japan 27.2%
Advantest Corp.	41,726	5,348,836
Aeon Co., Ltd.	659,827	13,034,553
AGC, Inc.	244,368	8,902,646
Air Water, Inc.	253,988	3,328,576
Aisin Corp.	394,007	11,308,507
Ajinomoto Co., Inc.	208,201	8,078,285
Alfresa Holdings Corp.	519,050	7,738,476
Alps Alpine Co., Ltd.	440,658	3,885,701
Amada Co., Ltd.	341,394	3,257,189
Asahi Group Holdings Ltd.	315,530	12,215,594
Asahi Kasei Corp.	1,789,920	12,151,445
Astellas Pharma, Inc.	913,348	14,430,918
Bandai Namco Holdings, Inc.	255,267	5,976,297
Bridgestone Corp.	582,026	23,653,463
Brother Industries Ltd.	292,673	4,239,846
Canon, Inc.	937,476	23,223,021
Central Japan Railway Co.	139,252	16,928,714
Chubu Electric Power Co., Inc.	1,417,500	16,872,222
Chugai Pharmaceutical Co., Ltd.	139,347	3,745,110
Coca-Cola Bottlers Japan Holdings, Inc.	300,156	3,323,489
COMSYS Holdings Corp.	144,302	2,793,808
Concordia Financial Group Ltd.	682,713	2,638,693
Cosmo Energy Holdings Co., Ltd.	168,698	4,727,142
Dai Nippon Printing Co., Ltd.	319,227	9,082,255
Daicel Corp.	435,568	3,691,175
Daido Steel Co., Ltd.	73,554	2,732,314
Daifuku Co., Ltd.	121,028	2,450,619
Dai-ichi Life Holdings, Inc.	754,799	12,936,093
Daiichi Sankyo Co., Ltd.	314,142	10,207,957
Daikin Industries Ltd.	97,872	18,605,592
Daito Trust Construction Co., Ltd.	74,120	7,029,238
Daiwa House Industry Co., Ltd.	903,037	23,539,783
Daiwa Securities Group, Inc.	918,407	4,160,982
Daiwabo Holdings Co., Ltd.	174,071	3,219,407
Denka Co., Ltd.	121,528	2,229,369
Denso Corp.	378,116	23,304,276
Dentsu Group, Inc.	111,179	3,564,985
DIC Corp.	190,101	3,383,897
Dowa Holdings Co., Ltd.	63,966	1,851,931
East Japan Railway Co.	351,857	19,361,390
Ebara Corp.	73,631	3,293,803
EDION Corp.	262,987	2,616,411
Eisai Co., Ltd.	121,925	7,738,832
Electric Power Development Co., Ltd.	320,043	4,698,194
ENEOS Holdings, Inc.	8,201,794	27,226,798
Exeo Group, Inc.	152,549	2,899,976
FANUC Corp.	325,986	11,194,795
Fast Retailing Co., Ltd.	34,417	8,050,299
Fuji Electric Co., Ltd.	92,086	3,868,910
FUJIFILM Holdings Corp.	248,287	15,163,962
Fujikura Ltd.	349,816	2,804,237
Fujitsu Ltd.	146,669	18,601,973
Furukawa Electric Co., Ltd.	171,975	2,932,000
GS Yuasa Corp.	123,019	2,126,407
Hakuhodo DY Holdings, Inc.	309,098	3,234,451
Hankyu Hanshin Holdings, Inc.	144,184	4,576,860
Hanwa Co., Ltd.	124,957	3,693,751
Haseko Corp.	394,609	4,564,207
Hino Motors Ltd. *	812,726	3,612,374
Hitachi Construction Machinery Co., Ltd.	119,275	2,945,273
Hitachi Ltd.	771,623	44,436,737
Hokkaido Electric Power Co., Inc. *	703,302	2,879,353
SECURITY	NUMBER OF SHARES	VALUE ($)
Honda Motor Co., Ltd.	3,070,545	88,018,700
Hoya Corp.	72,620	9,129,802
Idemitsu Kosan Co., Ltd.	495,703	9,607,871
IHI Corp.	136,989	3,162,077
Iida Group Holdings Co., Ltd.	255,834	4,218,885
INFRONEER Holdings, Inc.	206,485	1,826,686
Inpex Corp.	804,194	8,518,821
Isetan Mitsukoshi Holdings Ltd.	493,445	4,993,961
Isuzu Motors Ltd.	647,321	7,524,241
ITOCHU Corp.	1,029,329	34,781,249
Itoham Yonekyu Holdings, Inc.	398,623	1,994,328
Iwatani Corp.	68,900	3,254,769
J. Front Retailing Co., Ltd.	277,950	2,715,541
Japan Exchange Group, Inc.	149,458	2,439,530
Japan Post Holdings Co., Ltd.	2,549,427	17,964,505
Japan Post Insurance Co., Ltd.	242,469	3,639,248
Japan Tobacco, Inc.	931,040	20,258,108
JFE Holdings, Inc.	1,130,788	13,953,251
JGC Holdings Corp.	199,662	2,427,984
JSR Corp.	107,983	2,600,743
JTEKT Corp.	598,934	4,981,293
Kajima Corp.	727,762	10,183,407
Kaneka Corp.	128,178	3,431,169
Kanematsu Corp.	198,793	2,585,312
Kao Corp.	309,140	10,791,080
Kawasaki Heavy Industries Ltd.	210,731	4,417,787
Kawasaki Kisen Kaisha Ltd.	79,225	1,777,693
KDDI Corp.	1,306,570	40,128,060
Kewpie Corp. (a)	151,843	2,414,881
Keyence Corp.	18,117	8,791,702
Kikkoman Corp.	60,738	3,577,810
Kinden Corp.	218,565	2,851,834
Kintetsu Group Holdings Co., Ltd.	96,933	3,201,845
Kirin Holdings Co., Ltd.	660,681	9,833,491
Kobe Steel Ltd.	1,107,467	8,743,056
Koito Manufacturing Co., Ltd.	281,519	5,283,204
Komatsu Ltd.	784,801	18,491,679
Konica Minolta, Inc.	1,249,570	4,149,880
K's Holdings Corp.	358,527	3,081,923
Kubota Corp.	696,757	9,609,925
Kuraray Co., Ltd.	574,968	5,423,955
Kurita Water Industries Ltd.	49,964	2,041,974
Kyocera Corp.	222,103	12,599,852
Kyushu Electric Power Co., Inc. *	1,322,203	8,261,699
Kyushu Railway Co.	139,587	2,980,267
Lion Corp.	190,709	1,837,271
Lixil Corp.	328,274	4,229,275
Makita Corp.	196,095	5,305,365
Marubeni Corp.	1,437,998	20,502,394
MatsukiyoCocokara & Co.	81,871	4,377,314
Mazda Motor Corp.	1,482,860	12,672,475
Medipal Holdings Corp.	402,915	6,338,669
MEIJI Holdings Co., Ltd.	317,697	7,105,917
MINEBEA MITSUMI, Inc.	302,841	5,828,576
MISUMI Group, Inc.	112,930	2,465,279
Mitsubishi Chemical Group Corp.	2,362,380	13,244,478
Mitsubishi Corp.	1,126,774	45,049,992
Mitsubishi Electric Corp.	2,595,197	33,787,806
Mitsubishi Estate Co., Ltd.	700,680	8,039,151
Mitsubishi Gas Chemical Co., Inc.	255,720	3,567,250
Mitsubishi Heavy Industries Ltd.	347,366	14,683,775
Mitsubishi Materials Corp.	334,713	5,569,965
Mitsubishi Motors Corp.	820,689	2,696,176
Mitsubishi Shokuhin Co., Ltd.	92,200	2,382,293
Mitsubishi UFJ Financial Group, Inc.	7,406,708	49,434,601
Mitsui & Co., Ltd.	1,167,573	36,803,432
Mitsui Chemicals, Inc.	263,136	6,638,903
Mitsui Fudosan Co., Ltd.	589,874	11,241,023
Mitsui Mining & Smelting Co., Ltd.	99,932	2,185,107

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui O.S.K. Lines Ltd.	189,066	4,296,493
Mizuho Financial Group, Inc.	1,878,414	27,601,789
Morinaga Milk Industry Co., Ltd.	66,342	2,352,823
MS&AD Insurance Group Holdings, Inc.	372,670	12,797,986
Murata Manufacturing Co., Ltd.	259,710	15,240,756
Nagase & Co., Ltd.	229,946	3,740,953
Nagoya Railroad Co., Ltd.	180,550	2,916,661
NEC Corp.	321,738	15,083,448
NGK Insulators Ltd.	255,533	3,078,138
NH Foods Ltd.	210,814	5,733,767
NHK Spring Co., Ltd.	331,140	2,239,755
Nichirei Corp.	137,654	2,941,952
Nidec Corp.	138,363	6,872,843
Nikon Corp.	320,481	3,553,126
Nintendo Co., Ltd.	331,848	14,099,057
Nippon Electric Glass Co., Ltd.	108,377	1,967,952
Nippon Light Metal Holdings Co., Ltd.	188,934	1,809,353
Nippon Paper Industries Co., Ltd. *	441,559	3,625,009
Nippon Steel Corp.	1,196,252	23,250,348
Nippon Telegraph & Telephone Corp.	1,187,698	33,620,911
Nippon Yusen K.K.	303,061	6,447,760
Nissan Chemical Corp.	47,570	2,063,302
Nissan Motor Co., Ltd.	5,293,871	19,812,942
Nisshin Seifun Group, Inc.	303,360	3,797,564
Nissin Foods Holdings Co., Ltd.	31,715	2,699,004
Nissui Corp.	519,650	2,328,318
Niterra Co., Ltd.	179,058	3,306,514
Nitori Holdings Co., Ltd.	38,543	4,688,389
Nitto Denko Corp.	124,158	8,824,313
NOK Corp.	315,295	4,174,897
Nomura Holdings, Inc.	2,159,905	7,559,629
Nomura Real Estate Holdings, Inc.	106,456	2,571,585
Nomura Research Institute Ltd.	93,001	2,336,424
NSK Ltd.	833,601	5,041,641
NTT Data Corp.	376,368	5,379,572
Obayashi Corp.	1,223,191	9,840,509
Oji Holdings Corp.	1,688,077	6,488,189
Olympus Corp.	243,092	3,684,267
Omron Corp.	109,623	6,610,412
Ono Pharmaceutical Co., Ltd.	140,207	2,617,686
Oriental Land Co., Ltd.	89,598	3,352,029
ORIX Corp.	759,421	12,912,032
Osaka Gas Co., Ltd.	501,025	7,921,585
Otsuka Corp.	84,718	3,189,469
Otsuka Holdings Co., Ltd.	286,751	10,617,063
PALTAC Corp.	70,248	2,471,237
Pan Pacific International Holdings Corp.	151,415	2,578,222
Panasonic Holdings Corp.	3,396,499	35,505,041
Penta-Ocean Construction Co., Ltd.	431,181	2,172,647
Persol Holdings Co., Ltd.	136,316	2,571,871
Recruit Holdings Co., Ltd.	414,359	12,723,044
Renesas Electronics Corp. *	271,670	4,452,810
Rengo Co., Ltd.	389,705	2,315,107
Resona Holdings, Inc.	1,305,673	5,920,222
Resonac Holdings Corp.	267,648	4,086,127
Ricoh Co., Ltd.	945,085	7,887,264
Rohm Co., Ltd.	47,706	4,032,551
Ryohin Keikaku Co., Ltd.	256,464	2,512,967
San-Ai Obbli Co., Ltd.	48,035	478,579
Sankyu, Inc.	75,448	2,548,864
Santen Pharmaceutical Co., Ltd.	287,359	2,605,904
Sanwa Holdings Corp.	216,324	2,517,574
SBI Holdings, Inc.	154,754	2,890,942
Secom Co., Ltd.	124,142	8,117,677
Seiko Epson Corp.	298,186	4,522,465
Seino Holdings Co., Ltd.	324,309	3,672,167
Sekisui Chemical Co., Ltd.	421,139	5,802,473
Sekisui House Ltd.	670,019	13,060,851
Seven & i Holdings Co., Ltd.	624,655	26,132,545
SECURITY	NUMBER OF SHARES	VALUE ($)
SG Holdings Co., Ltd.	271,379	3,977,985
Sharp Corp. *	257,489	1,474,367
Shikoku Electric Power Co., Inc. *	388,931	2,680,747
Shimadzu Corp.	94,128	2,910,446
Shimamura Co., Ltd.	31,008	2,796,413
Shimano, Inc.	23,108	3,623,779
Shimizu Corp.	1,046,041	6,333,970
Shin-Etsu Chemical Co., Ltd.	775,376	23,847,051
Shionogi & Co., Ltd.	103,661	4,656,454
Shiseido Co., Ltd.	139,320	6,327,062
SMC Corp.	15,003	8,062,307
Softbank Corp.	2,358,716	25,078,715
SoftBank Group Corp.	1,475,895	57,835,774
Sohgo Security Services Co., Ltd.	76,314	2,146,613
Sojitz Corp.	308,028	6,162,103
Sompo Holdings, Inc.	243,460	9,915,094
Sony Group Corp.	447,932	42,191,498
Stanley Electric Co., Ltd.	170,171	3,426,196
Subaru Corp.	1,074,059	18,442,311
SUMCO Corp.	172,527	2,458,585
Sumitomo Chemical Co., Ltd.	2,529,587	7,531,820
Sumitomo Corp.	1,170,179	22,081,931
Sumitomo Electric Industries Ltd.	1,472,929	17,437,101
Sumitomo Forestry Co., Ltd.	174,939	3,937,896
Sumitomo Heavy Industries Ltd.	209,338	4,659,780
Sumitomo Metal Mining Co., Ltd.	171,619	5,195,923
Sumitomo Mitsui Financial Group, Inc.	957,561	38,915,158
Sumitomo Mitsui Trust Holdings, Inc.	225,971	7,933,205
Sumitomo Realty & Development Co., Ltd.	240,702	5,804,137
Sumitomo Rubber Industries Ltd.	424,514	3,743,344
Sundrug Co., Ltd.	91,989	2,613,866
Suntory Beverage & Food Ltd.	98,724	3,624,909
Suzuken Co., Ltd.	197,713	4,952,908
Suzuki Motor Corp.	565,497	18,626,613
Sysmex Corp.	50,494	3,299,286
T&D Holdings, Inc.	337,505	4,594,600
Taiheiyo Cement Corp.	340,246	5,778,934
Taisei Corp.	240,440	7,632,333
Taiyo Yuden Co., Ltd.	72,959	2,268,954
Takashimaya Co., Ltd.	211,355	2,834,909
Takeda Pharmaceutical Co., Ltd.	892,516	28,241,873
TDK Corp.	260,313	9,949,336
Teijin Ltd.	466,558	4,307,768
Terumo Corp.	184,497	5,606,945
The Chugoku Electric Power Co., Inc. *	661,968	4,046,242
The Kansai Electric Power Co., Inc.	1,331,882	15,214,427
The Yokohama Rubber Co., Ltd.	175,078	3,675,366
TIS, Inc.	106,570	2,982,419
Tobu Railway Co., Ltd.	139,550	3,645,689
Toho Gas Co., Ltd.	130,232	2,274,388
Toho Holdings Co., Ltd.	166,089	3,021,853
Tohoku Electric Power Co., Inc. *	1,804,600	10,785,105
Tokio Marine Holdings, Inc.	960,730	21,619,261
Tokuyama Corp.	153,498	2,369,790
Tokyo Electric Power Co. Holdings, Inc. *	5,683,778	19,567,671
Tokyo Electron Ltd.	126,583	17,499,557
Tokyo Gas Co., Ltd.	572,746	12,171,083
Tokyu Corp.	364,863	4,705,888
Tokyu Fudosan Holdings Corp.	643,557	3,427,022
Toppan, Inc.	421,765	9,004,939
Toray Industries, Inc.	2,063,877	10,889,955
Toshiba Corp.	332,716	10,713,877
Tosoh Corp.	469,102	5,388,890
TOTO Ltd.	109,305	3,313,221
Toyo Seikan Group Holdings Ltd.	308,169	4,665,050
Toyo Suisan Kaisha Ltd.	70,137	3,057,183
Toyoda Gosei Co., Ltd.	155,494	2,555,303
Toyota Industries Corp.	129,880	8,013,210

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyota Motor Corp.	9,344,840	127,650,053
Toyota Tsusho Corp.	344,597	15,143,868
TS Tech Co., Ltd.	207,751	2,585,828
Tsuruha Holdings, Inc.	52,113	3,595,672
UBE Corp.	268,641	4,335,866
Unicharm Corp.	100,973	3,836,851
West Japan Railway Co.	209,552	8,760,643
Yakult Honsha Co., Ltd.	42,952	2,782,204
Yamada Holdings Co., Ltd.	1,704,250	5,037,793
Yamaha Corp.	80,745	3,195,934
Yamaha Motor Co., Ltd.	384,263	9,461,151
Yamato Holdings Co., Ltd.	466,931	8,532,189
Yamazaki Baking Co., Ltd.	245,303	3,525,523
Yaskawa Electric Corp.	89,417	3,775,975
Yokogawa Electric Corp.	159,237	2,999,762
Z Holdings Corp.	1,015,392	2,522,582
		2,629,902,610

Netherlands 2.7%
Aalberts N.V.	56,133	2,363,815
ABN AMRO Bank N.V., GDR	495,755	7,190,577
Aegon N.V.	1,623,333	7,121,567
Akzo Nobel N.V.	205,601	15,439,835
APERAM S.A.	68,397	2,232,751
ArcelorMittal S.A.	926,435	22,943,636
ASML Holding N.V.	35,844	25,660,232
ASR Nederland N.V.	114,036	4,838,638
DSM-Firmenich AG *	68,668	7,616,454
EXOR N.V. *	259,499	21,484,792
Heineken Holding N.V.	76,828	6,515,651
Heineken N.V.	89,935	9,058,717
ING Groep N.V.	2,713,028	33,285,280
Koninklijke Ahold Delhaize N.V.	1,265,379	40,011,963
Koninklijke KPN N.V.	2,142,576	7,350,559
Koninklijke Philips N.V.	1,014,482	19,084,848
NN Group N.V.	286,380	10,295,047
Prosus N.V. *	22,197	1,457,007
Randstad N.V.	160,898	7,866,522
SBM Offshore N.V.	156,890	2,125,881
Signify N.V.	146,114	3,713,609
Wolters Kluwer N.V.	50,995	5,806,266
		263,463,647

New Zealand 0.1%
Fletcher Building Ltd.	966,869	2,909,055
Spark New Zealand Ltd.	1,032,867	3,194,292
		6,103,347

Norway 0.6%
Aker BP A.S.A.	75,235	1,628,535
DNB Bank A.S.A.	529,542	8,829,700
Equinor A.S.A. (a)	557,937	14,207,604
Mowi A.S.A.	277,877	4,750,588
Norsk Hydro A.S.A.	943,276	5,678,474
Orkla A.S.A.	503,682	3,609,820
Subsea 7 S.A.	261,999	2,646,336
Telenor A.S.A.	761,976	7,795,536
Yara International A.S.A.	145,983	5,426,405
		54,572,998

Poland 0.3%
KGHM Polska Miedz S.A.	123,509	3,037,452
PGE Polska Grupa Energetyczna S.A. *	1,636,941	2,584,775
Polski Koncern Naftowy Orlen S.A.	1,156,253	16,362,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Powszechna Kasa Oszczednosci Bank Polski S.A.	441,784	3,332,142
Powszechny Zaklad Ubezpieczen S.A.	601,601	5,456,949
		30,774,068

Portugal 0.2%
EDP - Energias de Portugal S.A.	2,073,666	10,085,378
Galp Energia, SGPS, S.A.	541,512	5,713,022
Jeronimo Martins, SGPS, S.A.	143,253	3,448,464
		19,246,864

Republic of Korea 6.3%
Amorepacific Corp.	21,548	1,696,565
BNK Financial Group, Inc.	505,879	2,557,505
CJ CheilJedang Corp.	12,052	2,814,933
CJ Corp.	57,928	3,866,959
Coway Co., Ltd.	48,294	1,752,011
DB Insurance Co., Ltd.	74,383	4,147,178
DL E&C Co., Ltd.	31,164	852,329
Doosan Enerbility Co., Ltd. *	157,304	1,905,781
E-MART, Inc.	64,562	4,100,642
GS Engineering & Construction Corp.	136,003	2,126,248
GS Holdings Corp.	147,336	4,273,826
Hana Financial Group, Inc.	311,348	9,723,394
Hankook Tire & Technology Co., Ltd.	130,945	3,403,731
Hanwha Corp.	187,981	4,319,774
Hanwha Galleria Co. Ltd. *	73,094	91,034
Hanwha Solutions Corp. *	69,237	2,334,418
HD Hyundai Co., Ltd.	100,698	4,332,157
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. *	50,922	3,690,862
HMM Co., Ltd.	67,162	898,192
Hyundai Engineering & Construction Co., Ltd.	134,693	3,886,790
Hyundai Glovis Co., Ltd.	27,821	3,542,474
Hyundai Marine & Fire Insurance Co., Ltd.	119,050	2,942,053
Hyundai Mobis Co., Ltd.	104,417	17,543,787
Hyundai Motor Co.	176,026	26,524,920
Hyundai Steel Co.	238,296	5,853,042
Industrial Bank of Korea	353,271	2,717,572
KB Financial Group, Inc.	326,667	11,813,913
Kia Corp.	319,483	20,677,031
Korea Electric Power Corp. *	1,008,610	14,499,362
Korea Gas Corp. *	83,540	1,652,232
Korea Zinc Co., Ltd.	7,663	2,774,211
Korean Air Lines Co., Ltd.	136,790	2,277,686
KT&G Corp.	86,323	5,437,260
Kumho Petrochemical Co., Ltd.	18,061	1,726,834
LG Chem Ltd.	22,350	11,669,655
LG Corp.	51,738	3,352,396
LG Display Co., Ltd. *	692,940	8,207,208
LG Electronics, Inc.	189,495	17,532,481
LG H&H Co., Ltd.	6,657	2,643,239
LG Innotek Co., Ltd.	9,442	2,183,985
LG Uplus Corp.	484,351	4,101,793
Lotte Chemical Corp.	38,764	4,874,524
Lotte Shopping Co., Ltd.	38,429	2,316,308
NAVER Corp.	22,241	3,343,062
POSCO Holdings, Inc.	142,376	38,617,713
Posco International Corp.	151,026	3,425,039
Samsung C&T Corp.	76,108	6,342,094
Samsung Electro-Mechanics Co., Ltd.	41,621	4,625,427
Samsung Electronics Co., Ltd.	3,973,106	213,734,992
Samsung Fire & Marine Insurance Co., Ltd.	42,965	7,299,761

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Life Insurance Co., Ltd.	75,940	3,793,424
Samsung SDI Co., Ltd.	9,544	5,163,000
Samsung SDS Co., Ltd.	33,406	3,128,548
Shinhan Financial Group Co., Ltd.	472,412	12,475,450
SK Hynix, Inc.	458,275	37,497,582
SK Innovation Co., Ltd. *	80,279	11,437,754
SK, Inc.	85,922	10,862,845
S-Oil Corp.	42,363	2,304,471
Woori Financial Group, Inc.	629,365	5,680,763
		609,370,220

Singapore 0.7%
ComfortDelGro Corp., Ltd.	2,744,628	2,228,358
DBS Group Holdings Ltd.	595,643	13,321,019
Jardine Cycle & Carriage Ltd.	108,954	2,599,906
Keppel Corp., Ltd.	673,951	3,138,821
Oversea-Chinese Banking Corp., Ltd.	1,363,474	12,348,102
Singapore Airlines Ltd.	708,659	3,352,773
Singapore Telecommunications Ltd.	4,623,568	8,497,387
United Overseas Bank Ltd.	475,247	9,804,151
Venture Corp., Ltd.	207,398	2,322,196
Wilmar International Ltd.	2,332,478	6,731,364
		64,344,077

Spain 3.1%
Acciona S.A.	10,571	1,705,113
Acerinox S.A.	231,903	2,358,592
ACS, Actividades de Construccion y Servicios S.A.	285,741	9,480,042
Aena SME S.A.	25,232	3,932,757
Amadeus IT Group S.A. *	101,662	7,250,749
Banco Bilbao Vizcaya Argentaria S.A.	6,506,935	42,454,720
Banco De Sabadell S.A.	7,459,895	7,348,569
Banco Santander S.A.	23,578,506	76,542,328
CaixaBank S.A.	1,148,033	4,194,368
Enagas S.A.	141,507	2,693,617
Endesa S.A.	271,927	5,864,707
Ferrovial S.A.	117,439	3,624,591
Grifols S.A. *	195,825	2,264,101
Iberdrola S.A.	3,294,243	40,036,727
Industria de Diseno Textil S.A.	453,894	15,141,123
Mapfre S.A. (a)	1,247,074	2,443,632
Naturgy Energy Group S.A.	171,549	4,868,491
Red Electrica Corp. S.A.	189,824	3,206,575
Repsol S.A.	1,594,729	21,574,791
Telefonica S.A.	9,992,158	42,290,993
		299,276,586

Sweden 1.9%
Alfa Laval AB	106,267	3,805,990
Assa Abloy AB, B Shares	298,903	6,613,239
Atlas Copco AB, A Shares	658,162	9,557,729
Atlas Copco AB, B Shares	388,150	4,871,668
Boliden AB	183,135	5,560,381
Boliden AB Redemption Shares *	179,307	189,133
Electrolux AB, B Shares	255,702	3,357,328
Epiroc AB, A Shares	151,341	2,642,029
Epiroc AB, B Shares	105,568	1,589,786
Essity AB, B Shares	328,421	8,702,692
H & M Hennes & Mauritz AB, B Shares	737,104	9,172,826
Hexagon AB, B Shares	368,132	4,255,118
Husqvarna AB, B Shares	311,737	2,294,290
Industrivarden AB, A Shares	62,645	1,680,725
Industrivarden AB, C Shares	50,466	1,345,160
Investor AB, A Shares	212,078	4,347,330
Investor AB, B Shares	671,736	13,618,522
SECURITY	NUMBER OF SHARES	VALUE ($)
Sandvik AB	448,032	7,848,258
Securitas AB, B Shares	546,804	4,015,268
Skandinaviska Enskilda Banken AB, A Shares	608,384	6,341,759
Skanska AB, B Shares	378,527	4,973,480
SKF AB, B Shares	336,467	5,314,297
SSAB AB, A Shares	261,011	1,663,874
SSAB AB, B Shares	653,094	4,030,081
Svenska Cellulosa AB, S.C.A., B Shares	182,791	2,416,813
Svenska Handelsbanken AB, A Shares	709,302	5,587,816
Swedbank AB, A Shares	630,990	9,626,952
Tele2 AB, B Shares	326,542	2,958,308
Telefonaktiebolaget LM Ericsson, B Shares	1,514,914	7,811,475
Telia Co. AB	2,807,918	6,519,542
Trelleborg AB, B Shares	116,120	2,874,300
Volvo AB, A Shares	174,558	3,355,281
Volvo AB, B Shares	1,185,186	21,806,525
Volvo Car AB, B Shares *(a)	114,254	391,359
		181,139,334

Switzerland 5.0%
ABB Ltd.	569,429	20,717,835
Adecco Group AG	292,863	8,701,153
Alcon, Inc.	91,828	7,097,923
Baloise Holding AG	20,828	3,187,483
Barry Callebaut AG	1,264	2,545,560
Chocoladefabriken Lindt & Spruengli AG	20	2,410,983
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	186	2,215,763
Cie Financiere Richemont S.A., Class A	127,362	20,139,121
Credit Suisse Group AG *	2,708,541	2,232,254
DKSH Holding AG	29,502	2,118,696
Galenica AG	26,488	2,060,162
Geberit AG	9,219	4,864,897
Georg Fischer AG	42,090	2,764,868
Givaudan S.A.	1,741	5,705,886
Helvetia Holding AG	17,204	2,433,383
Holcim AG *	439,912	27,015,982
Julius Baer Group Ltd.	70,394	4,284,551
Kuehne & Nagel International AG	15,842	4,490,141
Logitech International S.A.	48,432	3,091,934
Lonza Group AG	9,286	5,784,005
Nestle S.A.	795,556	93,901,977
Novartis AG	624,870	59,578,482
Partners Group Holding AG	3,500	3,142,591
Roche Holding AG	241,089	76,007,055
Roche Holding AG, Bearer Shares	9,014	3,027,182
Schindler Holding AG	7,837	1,565,428
Schindler Holding AG, Participation Certificates	14,811	3,055,685
SGS S.A.	48,140	4,257,111
Sika AG	21,524	5,848,670
Sonova Holding AG	9,692	2,474,553
Swiss Life Holding AG	13,590	7,819,658
Swiss Prime Site AG	26,945	2,265,190
Swiss Re AG	158,342	15,800,424
Swisscom AG	14,761	9,313,728
The Swatch Group AG	33,332	1,863,223
The Swatch Group AG, Bearer Shares	19,599	5,801,553
UBS Group AG	1,285,598	24,245,156
Zurich Insurance Group AG	62,116	28,946,470
		482,776,716

United Kingdom 14.7%
3i Group plc	307,114	7,443,359
abrdn plc	3,227,488	7,940,295

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Admiral Group plc	99,362	2,863,220
Anglo American plc	728,421	20,073,869
Antofagasta plc	165,960	2,751,115
Ashtead Group plc	138,815	8,430,318
Associated British Foods plc	350,888	7,938,928
AstraZeneca plc	244,769	35,372,558
Aviva plc	2,640,631	12,901,370
B&M European Value Retail S.A.	526,399	3,326,032
BAE Systems plc	1,340,931	15,426,219
Balfour Beatty plc	675,898	3,076,064
Barclays plc	13,000,293	24,384,754
Barratt Developments plc	1,280,822	7,346,722
Bellway plc	161,361	4,519,793
Berkeley Group Holdings plc	91,850	4,469,315
BP plc	20,442,330	114,849,105
British American Tobacco plc	1,409,111	44,613,122
BT Group plc	11,973,634	21,792,720
Bunzl plc	140,819	5,487,257
Burberry Group plc	181,638	4,849,131
Centrica plc	8,009,369	11,678,895
Coca-Cola HBC AG *	122,084	3,613,305
Compass Group plc	718,714	19,614,847
CRH plc	512,623	24,181,229
Croda International plc	29,584	2,236,651
Currys plc	4,846,982	3,030,708
DCC plc	117,612	6,700,970
Diageo plc	459,337	19,054,548
Direct Line Insurance Group plc	1,844,078	3,791,728
Dowlais Group plc *	793,303	1,286,051
DS Smith plc	1,287,289	4,845,430
Entain plc	161,414	2,638,745
Experian plc	178,497	6,265,211
Ferguson plc	97,615	14,124,886
FirstGroup plc	2,009,716	2,859,487
Flutter Entertainment plc *	20,998	4,095,021
Glencore plc	13,046,423	66,530,383
GSK plc	1,987,448	33,165,105
Haleon plc	2,394,151	9,441,983
Hays plc	2,202,938	2,937,826
HSBC Holdings plc	11,074,735	81,052,189
IMI plc	126,156	2,492,343
Imperial Brands plc	847,657	17,807,435
Inchcape plc	425,146	4,015,176
Informa plc	426,559	3,684,880
International Distributions Services plc	2,221,798	5,417,898
Intertek Group plc	63,888	3,289,253
ITV plc	3,910,317	3,382,820
J Sainsbury plc	3,494,382	11,719,516
John Wood Group plc *	1,753,649	3,055,903
Johnson Matthey plc	279,270	5,988,001
Kingfisher plc	3,403,264	9,743,593
Land Securities Group plc	258,121	1,925,889
Legal & General Group plc	3,534,706	9,992,867
Lloyds Banking Group plc	57,822,711	31,654,638
London Stock Exchange Group plc	29,532	3,129,468
M&G plc	4,604,943	11,312,000
Man Group plc	683,496	1,860,286
Marks & Spencer Group plc *	4,019,302	8,897,000
Melrose Industries plc	793,303	4,636,864
Mondi plc	483,592	7,462,081
National Grid plc	1,972,986	27,045,227
NatWest Group plc	2,140,227	6,886,143
Next plc	52,737	4,147,888
Pearson plc	399,014	3,947,402
Persimmon plc	467,684	6,964,465
Phoenix Group Holdings plc	356,463	2,440,505
Prudential plc	984,982	12,891,508
Reckitt Benckiser Group plc	183,588	14,212,084
RELX plc	407,632	12,681,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Rentokil Initial plc	496,622	3,930,668
Rio Tinto plc	824,335	48,856,777
Severn Trent plc	102,638	3,527,521
Shell plc	8,233,912	226,604,485
Smith & Nephew plc	420,057	6,257,836
Smiths Group plc	177,463	3,532,359
Smurfit Kappa Group plc	193,313	6,837,960
Spectris plc	59,837	2,729,161
SSE plc	710,859	16,576,743
St. James's Place plc	156,771	2,166,467
Standard Chartered plc	1,342,796	10,544,760
Tate & Lyle plc	320,848	3,125,600
Taylor Wimpey plc	4,773,211	6,755,978
Tesco plc	9,530,146	30,804,818
The Sage Group plc	330,191	3,564,469
Travis Perkins plc	309,275	3,347,110
Unilever plc	1,093,752	54,616,973
United Utilities Group plc	313,251	3,930,963
Vodafone Group plc	46,816,065	44,312,801
Whitbread plc	85,489	3,481,684
WPP plc	841,445	8,904,169
		1,420,093,899
Total Common Stocks (Cost $8,714,694,165)		9,487,022,423

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	70,458	7,222,336
FUCHS PETROLUB SE	78,262	2,770,047
Henkel AG & Co. KGaA	133,270	10,590,583
Volkswagen AG	313,288	38,937,306
		59,520,272

Italy 0.1%
Telecom Italia S.p.A. - RSP *	26,317,359	6,784,169

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	31,598	2,509,270
Hyundai Motor Co., Ltd. 2nd	47,895	3,807,062
LG Chem Ltd.	4,438	1,207,096
LG H&H Co., Ltd.	1,609	275,188
Samsung Electronics Co., Ltd.	691,756	30,542,024
		38,340,640

Spain 0.0%
Grifols S.A., B Shares *	166,928	1,368,528
Total Preferred Stocks (Cost $109,536,185)		106,013,609

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)	3,580,395	3,580,395
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)(c)	19,943,229	19,943,229
		23,523,624
Total Short-Term Investments (Cost $23,523,624)		23,523,624
Total Investments in Securities (Cost $8,847,753,974)		9,616,559,656

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	671	68,891,570	(2,439,578)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,662,409.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,487,022,423	$—	$—	$9,487,022,423
Preferred Stocks[1]	106,013,609	—	—	106,013,609
Short-Term Investments[1]	23,523,624	—	—	23,523,624
Liabilities
Futures Contracts[2]	(2,439,578)	—	—	(2,439,578)
Total	$9,614,120,078	$—	$—	$9,614,120,078

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 5.1%
Adbri Ltd.	1,198,299	1,675,035
ALS Ltd.	257,283	1,923,083
Ansell Ltd.	185,905	3,221,859
Appen Ltd. *(a)	76,446	156,332
ARB Corp., Ltd.	32,692	605,079
ASX Ltd.	52,096	2,273,330
Austal Ltd.	769,887	981,518
Bank of Queensland Ltd.	626,011	2,216,023
Bapcor Ltd.	318,554	1,271,959
Beach Energy Ltd.	2,113,303	1,900,997
Bega Cheese Ltd.	489,880	1,141,293
Bendigo & Adelaide Bank Ltd.	581,375	3,231,874
Blackmores Ltd.	13,175	801,889
Boral Ltd. *	648,245	1,673,852
Breville Group Ltd.	74,194	942,047
carsales.com Ltd.	87,280	1,312,106
Challenger Ltd.	412,233	1,654,015
Champion Iron Ltd.	243,984	947,365
Charter Hall Group	132,724	961,994
Charter Hall Retail REIT	241,908	582,369
Cleanaway Waste Management Ltd.	1,042,381	1,753,900
Cochlear Ltd.	16,177	2,548,246
Collins Foods Ltd.	113,321	616,020
Coronado Global Resources, Inc.	785,903	671,348
Costa Group Holdings Ltd.	515,535	884,115
Credit Corp. Group Ltd.	40,843	450,394
Cromwell Property Group	1,216,925	425,268
CSR Ltd.	882,694	2,799,053
Dexus	547,476	2,908,795
Domino's Pizza Enterprises Ltd.	23,513	735,106
Eagers Automotive Ltd.	254,453	2,033,665
Elders Ltd.	163,589	677,546
Event Hospitality & Entertainment Ltd.	99,011	756,085
Evolution Mining Ltd.	1,956,455	4,355,452
FleetPartners Group Ltd. *	740,404	1,044,552
Flight Centre Travel Group Ltd. *	132,628	1,813,592
G.U.D. Holdings Ltd.	97,962	554,716
G8 Education Ltd.	1,431,370	967,995
GrainCorp Ltd., Class A	410,643	2,027,654
Harvey Norman Holdings Ltd.	873,221	1,904,403
Healius Ltd.	608,033	1,243,424
Helia Group Ltd.	683,712	1,460,132
IGO Ltd.	138,408	1,277,279
Iluka Resources Ltd.	154,158	1,121,340
Inghams Group Ltd.	313,822	572,713
Insignia Financial Ltd.	780,609	1,449,841
InvoCare Ltd.	84,385	677,707
IRESS Ltd.	153,107	1,013,621
Link Administration Holdings Ltd.	566,990	702,666
Lynas Rare Earths Ltd. *	23,211	112,808
Magellan Financial Group Ltd.	188,973	964,899
McMillan Shakespeare Ltd.	89,503	893,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Monadelphous Group Ltd.	163,598	1,288,467
National Storage REIT	81,289	132,568
nib Holdings Ltd.	406,640	2,223,677
Nine Entertainment Co. Holdings Ltd.	1,188,002	1,449,217
Northern Star Resources Ltd.	437,217	3,652,819
NRW Holdings Ltd.	1,033,784	1,458,449
Nufarm Ltd.	484,578	1,709,091
oOh!media Ltd.	682,775	539,066
Orora Ltd.	1,644,345	3,501,013
Perenti Ltd. *	2,601,603	1,978,262
Perpetual Ltd.	130,881	2,095,469
Perseus Mining Ltd.	506,980	598,768
Platinum Asset Management Ltd.	877,139	959,312
Premier Investments Ltd.	59,315	860,223
Qantas Airways Ltd. *	1,030,570	4,435,106
Qube Holdings Ltd.	998,671	1,919,481
Ramelius Resources Ltd.	1,029,861	906,405
REA Group Ltd.	9,838	875,607
Reece Ltd.	139,838	1,643,410
Region RE Ltd.	481,571	782,238
Regis Resources Ltd. *	1,333,183	1,742,794
Reliance Worldwide Corp., Ltd.	617,362	1,678,008
Sandfire Resources Ltd. *	423,830	1,577,119
SEEK Ltd.	146,925	2,237,291
Service Stream Ltd.	1,290,313	517,716
Seven Group Holdings Ltd.	100,712	1,523,809
Sigma Healthcare Ltd.	873,335	367,366
Silver Lake Resources Ltd. *	670,101	453,170
Southern Cross Media Group Ltd.	975,147	460,678
St. Barbara Ltd. *	2,783,510	963,721
Steadfast Group Ltd.	259,857	997,227
Super Retail Group Ltd.	263,140	1,944,724
Tabcorp Holdings Ltd.	2,207,231	1,628,387
The GPT Group	954,104	2,587,108
The Lottery Corp., Ltd.	904,964	2,916,524
The Star Entertainment Grp Ltd. *	2,025,572	1,520,585
TPG Telecom Ltd.	101,363	358,816
United Malt Grp Ltd.	449,106	1,206,151
Vicinity Ltd.	3,007,842	3,610,803
Viva Energy Group Ltd.	2,141,499	4,393,211
Washington H Soul Pattinson & Co., Ltd.	93,552	1,944,614
Waypoint REIT Ltd.	309,937	535,537
Westgold Resources Ltd. *	202,196	202,165
Whitehaven Coal Ltd.	734,886	2,691,791
Yancoal Australia Ltd. (a)	56,340	166,260
		142,125,732

Austria 0.6%
ANDRITZ AG	74,895	4,004,256
AT&S Austria Technologie & Systemtechnik AG	24,882	757,603
CA Immobilien Anlagen AG	19,065	519,309
EVN AG	48,042	1,067,887
Lenzing AG *	23,142	1,337,206
Mayr Melnhof Karton AG	12,639	1,832,524

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oesterreichische Post AG (a)	53,345	1,862,529
Strabag SE	50,568	2,059,384
UNIQA Insurance Group AG	159,323	1,363,930
Verbund AG	18,980	1,427,550
Vienna Insurance Group AG Wiener Versicherung Gruppe	62,485	1,618,751
		17,850,929

Belgium 1.1%
Ackermans & van Haaren N.V.	22,508	3,678,554
Aedifica S.A.	6,556	438,582
Barco N.V.	59,134	1,528,157
Bekaert S.A.	81,238	3,466,047
bpost S.A.	433,621	1,810,302
Cofinimmo S.A.	14,906	1,153,708
D'ieteren Group	14,639	2,523,594
Elia Group S.A./N.V.	15,878	1,914,505
Euronav N.V.	166,702	2,633,826
Fagron	43,302	776,022
Gimv N.V.	3,583	168,073
KBC Ancora	20,547	977,408
Lotus Bakeries NV	25	155,384
Melexis N.V.	11,515	1,047,769
Ontex Group N.V. *	380,721	2,889,914
Recticel S.A.	50,330	663,198
Sofina S.A.	9,159	1,884,532
Telenet Group Holding N.V.	186,168	3,955,582
Warehouses De Pauw CVA	29,167	815,932
		32,481,089

Canada 7.4%
ADENTRA, Inc.	29,527	610,177
Advantage Energy Ltd. *	27,252	146,555
Aecon Group, Inc.	208,512	2,026,369
Ag Growth International, Inc.	21,604	796,899
Air Canada *	226,746	3,574,757
Alamos Gold, Inc., Class A	208,801	2,574,490
Algoma Steel Group, Inc.	84,004	574,117
Allied Properties Real Estate Investment Trust	78,282	1,279,648
Altus Group Ltd.	16,793	545,683
Aritzia, Inc. *	18,419	471,146
Artis Real Estate Investment Trust	172,070	879,781
ATS Corp. *	28,067	1,227,531
AutoCanada, Inc. *	50,079	632,573
Badger Infrastructure Solutions Ltd.	35,625	705,004
Baytex Energy Corp. *	100,172	315,410
Birchcliff Energy Ltd.	165,743	934,004
BlackBerry Ltd. *	168,101	901,535
Boardwalk Real Estate Investment Trust	24,380	1,084,034
Bombardier, Inc., Class B *	84,609	3,350,001
Boralex, Inc., Class A	30,694	847,004
Boyd Group Services, Inc.	11,092	2,007,543
Brookfield Business Corp., Class A (a)	15,689	322,483
Brookfield Infrastructure Corp., Class A	32,135	1,481,335
Brookfield Reinsurance Ltd. *	6,880	209,746
Brookfield Renewable Corp., Class A	31,368	1,051,369
BRP, Inc.	22,095	1,568,740
CAE, Inc. *	155,000	3,165,453
Cameco Corp.	117,868	3,276,857
Canaccord Genuity Group, Inc.	134,965	948,220
Canada Goose Holdings, Inc. *	7,047	112,032
Canadian Apartment Properties REIT	76,959	2,777,046
Canadian Utilities Ltd., Class A	137,621	3,690,345
Canadian Western Bank	89,252	1,624,435
Canfor Corp. *	133,662	1,886,981
Capital Power Corp.	93,494	3,128,159
SECURITY	NUMBER OF SHARES	VALUE ($)
Cascades, Inc.	449,978	3,548,712
Celestica, Inc. *	341,615	4,350,295
Centerra Gold, Inc.	460,690	2,772,342
CES Energy Solutions Corp.	116,819	202,820
Chartwell Retirement Residences	201,058	1,332,695
Chemtrade Logistics Income Fund	227,729	1,378,805
Choice Properties Real Estate Investment Trust	118,251	1,179,639
Chorus Aviation, Inc. *(a)	533,159	1,149,236
Cineplex, Inc. *(a)	137,952	992,548
Cogeco Communications, Inc.	16,242	766,276
Cogeco, Inc.	32,379	1,278,200
Colliers International Group, Inc.	11,748	1,092,781
Crombie Real Estate Investment Trust	73,083	768,842
Definity Financial Corp.	6,790	181,326
Doman Building Materials Group Ltd.	182,139	877,665
Dorel Industries, Inc., Class B *	61,047	194,014
Dream Industrial Real Estate Investment Trust	71,177	724,704
Dream Office Real Estate Investment Trust	66,215	708,768
Dundee Precious Metals, Inc.	144,533	994,176
ECN Capital Corp.	198,515	430,824
Eldorado Gold Corp. *	162,743	1,534,882
Element Fleet Management Corp.	203,929	3,089,015
Enerflex Ltd.	351,723	1,963,936
Enerplus Corp.	122,196	1,682,858
Enghouse Systems Ltd.	23,518	652,096
Ensign Energy Services, Inc. *	102,412	157,464
EQB, Inc.	13,449	652,909
Equinox Gold Corp. *	51,862	243,038
ERO Copper Corp. *	9,818	162,297
Exchange Income Corp.	36,698	1,401,182
Extendicare, Inc.	117,011	611,181
Fiera Capital Corp.	82,994	388,319
First Capital Real Estate Investment Trust	197,830	2,169,974
FirstService Corp.	10,758	1,560,713
Fortuna Silver Mines, Inc. *	238,006	787,925
Frontera Energy Corp. *	42,727	335,705
GFL Environmental, Inc.	12,350	445,192
Gibson Energy, Inc.	201,466	3,247,348
goeasy Ltd.	6,809	535,132
Granite Real Estate Investment Trust	16,023	939,007
H&R Real Estate Investment Trust	329,161	2,453,028
Home Capital Group, Inc.	58,784	1,879,030
Hudbay Minerals, Inc.	414,356	1,771,065
IAMGOLD Corp. *	1,331,360	3,623,948
IGM Financial, Inc.	85,731	2,515,230
Innergex Renewable Energy, Inc.	70,575	729,997
Interfor Corp. *	121,014	1,767,180
International Petroleum Corp. *	25,355	213,017
Kelt Exploration Ltd. *	42,997	167,332
Killam Apartment Real Estate Investment Trust	57,034	734,271
Laurentian Bank of Canada	55,652	1,251,587
Maple Leaf Foods, Inc.	120,793	2,219,826
Martinrea International, Inc.	345,174	2,882,164
MEG Energy Corp. *	197,967	2,987,055
Mullen Group Ltd.	141,906	1,629,628
NFI Group, Inc. (a)	230,763	1,505,825
NorthWest Healthcare Properties Real Estate Investment Trust	141,101	776,455
NuVista Energy Ltd. *	108,711	862,938
Obsidian Energy Ltd. *	78,777	432,917
OceanaGold Corp.	1,071,293	2,324,957
Pan American Silver Corp.	286,200	4,356,270
Paramount Resources Ltd., Class A	9,205	192,931

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Parex Resources, Inc.	174,535	3,509,190
Pason Systems, Inc.	68,927	576,040
Peyto Exploration & Development Corp.	173,759	1,399,736
PrairieSky Royalty Ltd.	65,298	1,094,305
Precision Drilling Corp. *	25,046	1,053,211
Premium Brands Holdings Corp.	30,796	2,265,578
Primaris Real Estate Investment Trust	12,666	117,314
Primo Water Corp.	150,558	1,938,325
Quebecor, Inc., Class B	193,634	4,611,147
RB Global, Inc.	55,972	2,919,866
Real Matters, Inc. *	32,900	142,559
Richelieu Hardware Ltd.	46,468	1,454,240
Rogers Sugar, Inc.	41,337	177,597
Russel Metals, Inc.	139,831	3,664,224
Secure Energy Services, Inc.	278,756	1,207,881
ShawCor Ltd. *	160,437	1,888,466
Shopify, Inc., Class A *	51,042	2,916,525
Sienna Senior Living, Inc.	91,900	753,833
Sleep Country Canada Holdings, Inc.	43,192	837,911
SmartCentres Real Estate Investment Trust	97,899	1,825,028
SSR Mining, Inc.	104,601	1,543,659
Stantec, Inc.	70,231	4,060,512
Stelco Holdings, Inc.	37,912	1,184,802
Stella-Jones, Inc.	84,952	3,753,562
Superior Plus Corp.	252,555	1,785,517
The Descartes Systems Group, Inc. *	11,403	880,496
The North West Co., Inc.	65,232	1,849,512
TMX Group Ltd.	18,543	2,015,680
Torex Gold Resources, Inc. *	173,642	2,710,721
Toromont Industries Ltd.	44,114	3,407,614
TransAlta Corp.	307,264	2,956,679
TransAlta Renewables, Inc.	58,448	542,212
Transcontinental, Inc., Class A	222,602	2,317,236
Trican Well Service Ltd.	312,126	716,423
Tricon Residential, Inc.	78,036	626,332
Uni-Select, Inc. *	46,138	1,586,132
Vermilion Energy, Inc.	186,999	2,031,910
Wajax Corp.	54,895	920,772
Western Forest Products, Inc.	1,260,537	936,616
Westshore Terminals Investment Corp.	35,954	826,045
Whitecap Resources, Inc.	112,178	766,669
Winpak Ltd.	30,673	963,312
		208,224,343

Denmark 1.7%
Alm Brand A/S	541,427	862,693
Chr. Hansen Holding A/S	41,760	3,020,265
D/S Norden A/S	32,378	1,672,390
Demant A/S *	56,092	2,126,376
Dfds A/S	47,537	1,753,068
FLSmidth & Co. A/S	99,317	4,109,061
Genmab A/S *	6,572	2,563,806
GN Store Nord A/S *	102,042	2,515,552
H. Lundbeck A/S	383,146	2,005,357
Jyske Bank A/S *	49,163	3,366,355
Matas A/S	65,472	765,771
NKT A/S *	22,877	1,367,013
Per Aarsleff Holding A/S	49,550	2,284,129
Ringkjoebing Landbobank A/S	7,321	972,612
Rockwool A/S, Class B	8,378	1,992,192
Royal Unibrew A/S	35,088	2,981,767
Scandinavian Tobacco Group A/S, Class A	89,246	1,461,625
Schouw & Co. A/S	24,990	1,949,772
SimCorp A/S	21,073	2,178,135
Solar A/S, B Shares	11,326	822,064
Spar Nord Bank A/S	56,422	821,468
SECURITY	NUMBER OF SHARES	VALUE ($)
Sydbank A/S	60,215	2,508,527
Topdanmark A/S	26,334	1,363,975
Tryg A/S	125,463	2,846,860
		48,310,833

Finland 1.0%
Cargotec Oyj, B Shares	76,401	4,059,525
Caverion Oyj	15,987	143,167
Finnair Oyj *(a)	1,829,396	1,111,682
Kamux Corp. (a)	94,288	514,162
Kemira Oyj	170,168	2,688,588
Kojamo Oyj	87,924	879,242
Konecranes Oyj	119,896	4,462,237
Metsa Board Oyj, B Shares	195,268	1,566,519
Metso Oyj	211,979	2,313,017
Orion Oyj, B Shares	71,781	3,029,654
Terveystalo Oyj	95,192	817,963
TietoEVRY Oyj	98,105	2,685,865
Tokmanni Group Corp.	72,152	922,286
Uponor Oyj	82,436	2,416,839
YIT Oyj	539,311	1,155,669
		28,766,415

France 3.6%
Aeroports de Paris *	18,661	2,827,008
Air France-KLM *	2,522,191	4,468,966
Altarea S.C.A. *	4,471	562,451
Alten S.A.	21,568	3,439,850
Beneteau S.A.	61,401	1,029,025
BioMerieux	20,907	2,087,138
Carmila S.A. *	41,519	617,032
CGG S.A. *	3,035,080	2,110,971
Cie Plastic Omnium S.A.	176,899	2,853,398
Coface S.A. (a)	118,106	1,630,571
Covivio S.A.	43,683	2,130,133
Dassault Aviation S.A.	11,988	2,021,861
Derichebourg S.A.	224,507	1,171,364
Elior Group S.A. *	997,901	3,021,370
Eramet S.A.	9,864	852,849
Esso S.A. Francaise *(a)	3,073	142,511
Euronext N.V.	28,163	1,866,028
Fnac Darty S.A.	79,495	2,837,418
Gaztransport Et Technigaz S.A.	9,888	986,167
Gecina S.A.	28,636	2,923,137
Getlink SE	155,267	2,628,620
ICADE	54,337	2,157,265
Imerys S.A.	89,825	3,185,060
Ipsen S.A.	19,697	2,269,990
IPSOS	46,007	2,245,421
JCDecaux SE *	116,510	2,357,531
Korian S.A. (a)	220,640	1,748,893
La Francaise des Jeux SAEM	40,767	1,567,229
Maisons du Monde S.A.	128,196	1,276,496
Mercialys S.A.	138,260	1,106,230
Metropole Television S.A.	154,809	2,132,342
Nexans S.A.	31,475	2,415,997
Nexity S.A.	136,951	2,800,347
Orpea S.A. *(a)	509,315	1,074,559
Quadient S.A.	116,348	2,128,503
Remy Cointreau S.A.	7,907	1,211,763
Rothschild & Co.	33,420	1,646,063
Sartorius Stedim Biotech	2,655	695,170
SMCP S.A. *	117,813	919,396
Societe BIC S.A.	47,700	2,837,597
SOITEC *	3,946	550,885
Sopra Steria Group S.A. (a)	19,167	3,588,201
SPIE S.A.	149,249	4,413,834

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Television Francaise 1	311,818	2,157,466
Trigano S.A.	11,963	1,615,901
UbiSoft Entertainment S.A. *	117,402	3,320,556
Vallourec S.A. *	19,214	200,375
Verallia S.A.	73,817	2,556,057
Vicat S.A.	60,095	1,601,683
Virbac S.A.	2,469	750,178
Worldline S.A. *	72,807	2,821,471
		101,560,327

Germany 3.8%
1&1 AG	125,036	1,333,009
Aareal Bank AG, Tender Shares *	87,291	3,061,706
ADLER Group S.A. *(a)	499,073	249,750
AIXTRON SE	6,142	189,957
Aroundtown S.A. (a)	808,451	844,652
Auto1 Group SE *	32,659	279,378
BayWa AG *	10,049	403,889
Bechtle AG	81,826	3,199,770
Befesa S.A.	24,281	903,421
Bilfinger SE	70,633	2,490,986
CANCOM SE	50,927	1,565,819
Carl Zeiss Meditec AG, Class B	9,822	1,097,909
CECONOMY AG *	1,157,136	2,669,560
CompuGroup Medical SE & Co. KgaA	14,249	754,986
CTS Eventim AG & Co., KGaA	17,623	1,181,758
Delivery Hero SE *	6,174	230,374
Deutsche Pfandbriefbank AG	216,138	1,619,886
Deutsche Wohnen SE	32,704	648,852
Deutz AG	450,163	2,663,550
DIC Asset AG (a)	58,900	333,432
Duerr AG	84,120	2,451,861
DWS Group GmbH & Co. KGaA	47,211	1,516,996
ElringKlinger AG	129,221	1,173,737
Encavis AG *	28,400	458,095
Evotec SE *	29,977	645,242
Fielmann AG	26,916	1,342,933
Fraport AG Frankfurt Airport Services Worldwide *	47,329	2,399,757
Gerresheimer AG	37,431	4,102,255
Grand City Properties S.A.	116,510	857,058
GRENKE AG (a)	34,186	1,011,368
Hamburger Hafen und Logistik AG	58,480	756,875
Heidelberger Druckmaschinen AG *	376,449	664,606
Hella GmbH & Co. KGaA	25,481	1,931,453
HelloFresh SE *	64,793	1,535,556
Hensoldt AG	4,481	142,360
HOCHTIEF AG	53,954	4,475,085
Hornbach Holding AG & Co. KGaA	29,721	2,097,585
Hugo Boss AG	58,847	3,988,806
Jenoptik AG	46,385	1,540,895
JOST Werke SE	19,672	1,033,936
Kontron AG (a)	47,461	968,449
Krones AG	19,317	2,152,058
LEG Immobilien SE *	41,833	2,163,458
Leoni AG *(a)	224,157	63,567
Nemetschek SE	10,038	783,779
Nordex SE *	96,896	1,165,750
Norma Group SE	83,790	1,506,973
QIAGEN N.V. *	57,835	2,602,581
Rational AG	1,408	941,921
RTL Group S.A.	85,985	3,331,238
SAF-Holland SE	131,315	1,677,140
Sartorius AG	157	42,347
Scout24 SE	34,933	2,234,525
Siltronic AG	28,743	2,460,627
Sixt SE	15,368	1,679,343
Software AG	63,548	2,238,412
SECURITY	NUMBER OF SHARES	VALUE ($)
Stabilus SE	27,883	1,658,715
Stroeer SE & Co. KGaA	27,122	1,311,574
Suedzucker AG	156,007	2,674,411
Synlab AG	76,906	738,726
TAG Immobilien AG *	224,728	1,794,474
Takkt AG	82,841	1,227,604
Talanx AG	80,421	4,471,177
TeamViewer SE *	8,812	137,488
Vitesco Technologies Group AG, Class A *	66,497	4,306,718
Wacker Chemie AG	13,727	1,817,587
Wacker Neuson SE	55,864	1,220,911
		107,220,656

Hong Kong 2.9%
AAC Technologies Holdings, Inc.	1,916,190	3,931,148
ASMPT Ltd.	403,779	3,440,368
BOC Aviation Ltd.	193,454	1,422,192
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	747,761	1,879,850
Cathay Pacific Airways Ltd. *	1,507,177	1,374,668
Chow Tai Fook Jewellery Group Ltd.	1,297,621	2,297,452
CITIC Telecom International Holdings Ltd.	3,013,484	1,127,903
CK Infrastructure Holdings Ltd.	174,169	963,372
Cowell e Holdings, Inc. *	726,275	1,679,248
DFI Retail Group Holdings Ltd.	711,393	1,999,014
Esprit Holdings Ltd. *	2,276,280	157,020
Fortune Real Estate Investment Trust	1,111,659	802,334
Hang Lung Properties Ltd.	1,666,174	2,639,231
HKBN Ltd.	1,186,466	760,842
Huabao International Holdings Ltd. (a)	1,266,857	500,059
Hysan Development Co., Ltd.	517,247	1,312,238
IGG, Inc. *	4,826,116	2,521,485
Jinchuan Group International Resources Co., Ltd.	14,033,254	743,947
JS Global Lifestyle Co., Ltd. *	851,674	796,379
Kerry Logistics Network Ltd.	602,721	700,637
Kerry Properties Ltd.	1,627,695	3,555,531
L'Occitane International S.A.	320,888	860,812
Luk Fook Holdings International Ltd.	806,719	2,205,319
Man Wah Holdings Ltd.	1,489,074	975,818
Melco International Development Ltd. *	3,486,455	3,211,106
MMG Ltd. *	6,386,832	1,917,294
Nexteer Automotive Group Ltd.	2,760,781	1,234,341
NWS Holdings Ltd.	2,913,651	2,404,392
Pacific Basin Shipping Ltd.	5,415,644	1,584,240
PC Partner Group Ltd.	229,360	124,521
Power Assets Holdings Ltd.	106,564	573,777
Powerlong Real Estate Holdings Ltd. (a)	14,663,453	1,667,100
Prada S.p.A.	244,957	1,638,105
Samsonite International S.A. *	934,272	2,372,603
Singamas Container Holdings Ltd.	10,035,446	705,074
SITC International Holdings Co., Ltd.	812,867	1,412,192
SJM Holdings Ltd. *(a)	3,949,457	1,599,307
Swire Properties Ltd.	798,615	1,903,638
Texhong Textile Group Ltd.	1,208,538	839,836
The Bank of East Asia Ltd.	2,464,865	3,088,854
The United Laboratories International Holdings Ltd.	227,390	200,427
The Wharf Holdings Ltd.	1,773,800	3,725,133
Truly International Holdings Ltd.	6,365,671	666,797
United Energy Group Ltd. *	7,440,940	998,050
Value Partners Group Ltd.	2,251,886	629,979
Vitasoy International Holdings Ltd.	677,649	1,109,758
VSTECS Holdings Ltd.	2,601,968	1,322,880
VTech Holdings Ltd.	406,023	2,437,720

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Want Want China Holdings Ltd.	5,291,060	3,541,680
Wynn Macau Ltd. *	2,576,179	2,204,886
		81,760,557

Ireland 0.4%
AIB Group plc	957,713	3,912,542
Cairn Homes plc	352,975	392,864
Dalata Hotel Group plc *	199,607	907,597
Glanbia plc	270,400	3,900,341
Irish Continental Group plc	161,257	768,465
Origin Enterprises plc	68,057	253,945
Uniphar plc	60,883	214,194
		10,349,948

Israel 1.1%
Alony Hetz Properties & Investments Ltd.	48,730	378,494
Ashtrom Group Ltd.	9,171	127,684
Azrieli Group Ltd.	10,997	577,681
Bezeq The Israeli Telecommunication Corp., Ltd.	2,005,047	2,507,013
Cellcom Israel Ltd. *	139,226	542,001
Clal Insurance Enterprises Holdings Ltd. *	41,857	591,945
Delek Automotive Systems Ltd.	59,131	435,216
Delek Group Ltd.	11,509	1,309,574
Elbit Systems Ltd.	11,491	2,345,303
Elco Ltd.	3,571	126,684
FIBI Holdings Ltd.	23,638	936,039
Formula Systems 1985 Ltd.	7,818	539,627
G City Ltd.	195,619	590,795
Harel Insurance Investments & Financial Services Ltd.	125,737	988,740
Isracard Ltd.	229,854	953,892
Israel Corp., Ltd.	6,296	1,648,445
Mivne Real Estate KD Ltd.	197,334	485,337
Mizrahi Tefahot Bank Ltd.	66,261	2,123,574
Neto Malinda Trading Ltd. *	6,338	107,366
Nice Ltd. *	14,655	2,945,165
Oil Refineries Ltd.	5,703,093	1,531,534
Partner Communications Co., Ltd. *	95,286	383,955
Paz Oil Co., Ltd. *	19,989	2,090,979
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,483	149,514
Shikun & Binui Ltd. *	197,947	415,456
Shufersal Ltd. *	247,861	1,299,380
Strauss Group Ltd. *	33,119	766,314
The First International Bank of Israel Ltd.	30,270	1,139,496
The Phoenix Holdings Ltd.	102,409	1,054,265
Tower Semiconductor Ltd. *	65,697	2,715,864
		31,807,332

Italy 2.8%
ACEA S.p.A.	62,241	895,795
Amplifon S.p.A.	40,790	1,403,736
Anima Holding S.p.A.	469,991	1,627,435
Autogrill S.p.A. *	62,651	444,836
Azimut Holding S.p.A.	125,730	2,489,808
Banca Generali S.p.A.	45,819	1,406,812
Banca IFIS S.p.A.	59,600	889,554
Banca Mediolanum S.p.A.	228,956	1,922,453
Banca Monte dei Paschi di Siena S.p.A. *	1,084,181	2,436,523
Banca Popolare di Sondrio S.p.A.	508,307	1,896,672
BFF Bank S.p.A.	145,125	1,499,989
SECURITY	NUMBER OF SHARES	VALUE ($)
BPER Banca	1,867,247	4,757,708
Brembo S.p.A.	184,626	2,798,920
Buzzi S.p.A	157,953	3,596,891
Cementir Holding N.V.	94,500	713,285
Credito Emiliano S.p.A.	90,153	618,962
Danieli & C Officine Meccaniche S.p.A. (a)	12,936	309,610
Davide Campari-Milano N.V.	160,304	2,086,691
De'Longhi S.p.A.	86,512	1,685,051
DiaSorin S.p.A.	8,639	886,006
doValue S.p.A.	18,558	80,919
Enav S.p.A.	276,781	1,165,551
ERG S.p.A.	46,827	1,281,006
Esprinet S.p.A.	163,902	1,029,195
Fincantieri S.p.A. *(a)	1,107,812	614,140
FinecoBank Banca Fineco S.p.A.	203,308	2,689,827
Infrastrutture Wireless Italiane S.p.A.	88,798	1,126,544
Interpump Group S.p.A.	50,157	2,683,245
Iren S.p.A.	1,674,227	3,328,827
Italgas S.p.A.	599,592	3,400,678
Maire Tecnimont S.p.A.	263,087	941,281
MARR S.p.A.	61,879	961,831
MFE-MediaForEurope N.V., Class A	5,554,053	2,624,266
MFE-MediaForEurope N.V., Class B	1,643,819	1,131,223
Moncler S.p.A.	71,568	4,831,232
Nexi S.p.A. *	93,438	729,974
OVS S.p.A.	583,873	1,525,045
Piaggio & C S.p.A.	277,998	1,068,131
Recordati Industria Chimica e Farmaceutica S.p.A.	54,853	2,375,409
Reply S.p.A.	8,553	922,778
Saipem SpA *	183,467	231,388
Salvatore Ferragamo S.p.A.	58,060	934,657
Saras S.p.A.	2,532,401	2,942,775
Technogym S.p.A.	102,626	935,999
Unieuro S.p.A.	79,566	867,763
UnipolSai Assicurazioni S.p.A.	672,755	1,587,935
Webuild S.p.A. (a)	691,264	1,333,155
		77,711,511

Japan 35.6%
ABC-Mart, Inc.	38,081	2,066,020
Acom Co., Ltd.	613,678	1,383,592
Activia Properties, Inc.	362	1,019,554
Adastria Co., Ltd.	86,629	1,720,613
ADEKA Corp.	219,164	3,840,056
Advance Residence Investment Corp.	539	1,381,112
Aeon Delight Co., Ltd.	55,786	1,177,889
AEON Financial Service Co., Ltd.	251,016	2,137,988
Aeon Hokkaido Corp.	89,937	528,492
Aeon Mall Co., Ltd.	217,859	2,742,826
AEON REIT Investment Corp.	1,009	1,159,828
Ai Holdings Corp.	43,851	714,346
Aica Kogyo Co., Ltd.	99,698	2,108,633
Aichi Steel Corp.	103,216	1,857,245
Aida Engineering Ltd.	142,196	890,538
Aiful Corp.	308,283	725,943
Ain Holdings, Inc.	53,156	2,149,600
Alconix Corp.	98,290	913,148
Alpen Co., Ltd.	57,241	802,189
Amano Corp.	124,703	2,588,403
ANA Holdings, Inc. *	250,740	5,554,452
Anritsu Corp.	173,675	1,492,923
AOKI Holdings, Inc.	197,909	1,170,045
Aoyama Trading Co., Ltd.	346,583	3,167,781
Aozora Bank Ltd. (a)	163,323	2,971,528
Arata Corp.	103,129	3,354,839
Arcland Sakamoto Co., Ltd.	70,210	791,976

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcs Co., Ltd.	226,724	3,815,110
Ariake Japan Co., Ltd.	20,365	725,890
As One Corp.	15,169	576,512
Asahi Diamond Industrial Co., Ltd.	115,663	673,870
Asahi Holdings, Inc.	98,072	1,321,759
Asahi Intecc Co., Ltd.	51,991	987,983
Asanuma Corp.	41,642	929,915
Asics Corp.	160,040	4,278,348
ASKUL Corp.	76,496	988,811
Autobacs Seven Co., Ltd.	192,298	2,038,388
Avex, Inc.	92,489	990,327
Azbil Corp.	131,669	4,160,746
BayCurrent Consulting, Inc.	17,738	648,758
Belc Co., Ltd.	26,333	1,110,127
Bell System24 Holdings, Inc. *	51,938	513,376
Belluna Co., Ltd.	182,732	893,290
Benesse Holdings, Inc.	165,131	2,082,531
Bic Camera, Inc.	464,130	3,471,466
BIPROGY, Inc.	105,909	2,550,791
BML, Inc.	36,391	790,514
Bunka Shutter Co., Ltd.	155,472	1,218,494
C Uyemura & Co., Ltd.	3,470	179,318
Calbee, Inc.	123,424	2,398,427
Canon Electronics, Inc.	56,977	758,932
Canon Marketing Japan, Inc.	119,047	2,926,861
Capcom Co., Ltd.	50,534	1,967,612
Casio Computer Co., Ltd.	405,300	3,365,050
Cawachi Ltd.	74,195	1,147,058
Central Glass Co., Ltd.	84,476	1,822,962
Chudenko Corp.	76,700	1,194,020
Chugoku Marine Paints Ltd.	117,554	880,929
Citizen Watch Co., Ltd.	681,947	4,178,124
CKD Corp.	97,690	1,487,917
CMK Corp.	189,006	599,289
Colowide Co., Ltd.	47,804	679,859
Comforia Residential REIT, Inc.	257	622,657
Cosmos Pharmaceutical Corp.	27,021	2,564,495
Create SD Holdings Co., Ltd.	45,165	1,086,171
Credit Saison Co., Ltd.	290,888	3,989,131
CyberAgent, Inc.	325,973	2,305,131
Daihen Corp.	41,220	1,483,997
Daiho Corp.	34,739	929,921
Daiichikosho Co., Ltd.	135,684	2,376,400
Daiken Corp.	69,557	1,082,822
Daiki Aluminium Industry Co., Ltd.	95,470	871,233
Daikokutenbussan Co., Ltd. (a)	17,765	628,765
Daio Paper Corp.	243,197	1,803,329
Daiseki Co., Ltd.	31,873	817,841
Daishi Hokuetsu Financial Group, Inc.	57,109	1,223,808
Daito Pharmaceutical Co., Ltd.	34,067	561,545
Daiwa House REIT Investment Corp.	760	1,591,096
Daiwa Office Investment Corp.	132	547,973
Daiwa Securities Living Investments Corp.	821	699,861
DCM Holdings Co., Ltd.	340,181	3,050,831
Dena Co., Ltd.	110,531	1,437,461
Descente Ltd.	35,143	967,146
Dexerials Corp.	34,444	756,848
Disco Corp.	40,169	5,850,762
DMG Mori Co., Ltd.	159,951	2,682,355
Doshisha Co., Ltd.	79,148	1,198,139
Doutor Nichires Holdings Co., Ltd.	90,512	1,309,271
DTS Corp.	49,640	1,247,084
Duskin Co., Ltd.	92,072	2,029,716
DyDo Group Holdings, Inc.	26,559	932,412
Eagle Industry Co., Ltd.	122,411	1,287,061
Earth Corp.	29,057	1,031,548
Eizo Corp.	41,225	1,407,460
Elecom Co., Ltd.	75,191	786,811
SECURITY	NUMBER OF SHARES	VALUE ($)
en-japan, Inc.	39,850	662,859
eRex Co., Ltd.	9,790	79,951
Exedy Corp.	195,618	2,958,457
Ezaki Glico Co., Ltd.	125,036	3,293,365
Fancl Corp.	59,528	966,321
FCC Co., Ltd.	174,698	2,104,404
Ferrotec Holdings Corp.	12,960	304,717
Food & Life Cos., Ltd.	71,443	1,677,222
Foster Electric Co., Ltd.	190,648	1,294,957
FP Corp.	56,684	1,159,524
Frontier Real Estate Investment Corp.	221	779,823
Fuji Co., Ltd.	89,655	1,123,615
Fuji Corp.	156,708	2,555,064
Fuji Media Holdings, Inc.	177,173	1,699,258
Fuji Oil Co., Ltd.	409,115	755,478
Fuji Oil Holdings, Inc.	126,076	1,764,153
Fuji Seal International, Inc.	131,650	1,393,625
Fuji Soft, Inc.	26,309	1,655,199
Fujicco Co., Ltd.	14,340	191,624
Fujimi, Inc.	13,068	838,993
Fujimori Kogyo Co., Ltd.	50,100	1,204,853
Fujitec Co., Ltd.	93,591	2,398,138
Fujitsu General Ltd.	70,404	1,597,400
Fukuoka Financial Group, Inc.	170,751	3,165,337
Fukuoka REIT Corp.	571	666,572
Fukuyama Transporting Co., Ltd.	82,886	1,904,334
Fuso Chemical Co., Ltd.	22,216	616,161
Fuyo General Lease Co., Ltd.	18,801	1,325,483
Gakken Holdings Co., Ltd.	89,895	547,548
Geo Holdings Corp.	156,354	1,778,238
GLOBERIDE, Inc.	36,550	555,908
Glory Ltd.	171,281	3,246,266
GLP J-REIT	1,284	1,358,302
GMO internet group, Inc.	41,794	765,493
Godo Steel Ltd.	54,100	1,210,053
Goldwin, Inc.	15,716	1,319,462
Gree, Inc.	98,006	472,090
G-Tekt Corp.	32,630	310,150
GungHo Online Entertainment, Inc.	65,619	1,268,091
Gunze Ltd.	57,635	1,796,517
H.I.S. Co., Ltd. *(a)	65,597	905,677
H.U. Group Holdings, Inc.	131,839	2,483,629
H2O Retailing Corp.	554,270	5,760,298
Hakuto Co., Ltd.	23,275	812,955
Hamamatsu Photonics K.K.	53,778	2,736,725
Happinet Corp.	20,570	289,893
Harmonic Drive Systems, Inc.	4,160	144,706
Hazama Ando Corp.	577,353	4,177,818
Heiwa Corp.	87,056	1,450,570
Heiwa Real Estate Co., Ltd.	27,543	720,536
Heiwado Co., Ltd. (a)	148,520	2,200,454
Hikari Tsushin, Inc.	21,925	3,165,210
Hirata Corp.	19,716	987,811
Hirose Electric Co., Ltd.	23,615	3,197,909
Hisamitsu Pharmaceutical Co., Inc.	92,705	2,382,070
Hitachi Zosen Corp.	394,013	2,295,577
Hogy Medical Co., Ltd.	26,620	607,793
Hokuetsu Corp.	424,929	2,670,348
Hokuhoku Financial Group, Inc.	309,084	2,373,740
Hokuriku Electric Power Co. *	973,300	5,419,800
Hokuto Corp.	43,204	565,581
Horiba Ltd.	56,221	3,078,343
Hoshizaki Corp.	103,727	3,726,941
Hosiden Corp.	211,882	2,593,266
Hosokawa Micron Corp.	27,310	533,436
House Foods Group, Inc.	147,190	3,444,951
Hulic Co., Ltd.	383,916	3,195,751
Hulic REIT, Inc.	517	587,252
Ibiden Co., Ltd.	97,969	5,343,190

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Idec Corp.	28,759	631,930
IDOM, Inc.	138,428	816,410
Iino Kaiun Kaisha Ltd.	137,291	789,068
Inaba Denki Sangyo Co., Ltd.	156,439	3,364,701
Inabata & Co., Ltd.	186,563	3,852,373
Industrial & Infrastructure Fund Investment Corp.	675	773,485
Intage Holdings, Inc.	48,181	538,314
Internet Initiative Japan, Inc.	76,957	1,514,188
Invincible Investment Corp.	2,299	975,777
Iriso Electronics Co., Ltd.	25,363	772,426
Ishihara Sangyo Kaisha Ltd.	128,465	1,132,798
Ito En Ltd.	63,972	1,891,024
Itochu Enex Co., Ltd.	279,780	2,320,903
Itochu Techno-Solutions Corp.	107,672	2,797,476
Izumi Co., Ltd.	173,775	3,980,102
Jaccs Co., Ltd.	49,760	1,608,034
JAFCO Group Co., Ltd.	80,597	987,597
Japan Airlines Co., Ltd.	282,090	5,382,757
Japan Airport Terminal Co., Ltd.	23,662	1,102,527
Japan Aviation Electronics Industry Ltd.	105,879	1,910,467
Japan Excellent, Inc.	903	805,956
Japan Hotel REIT Investment Corp.	1,851	1,047,948
Japan Lifeline Co., Ltd.	114,994	847,753
Japan Logistics Fund, Inc.	327	764,166
Japan Metropolitan Fund Invest	3,375	2,381,813
Japan Petroleum Exploration Co., Ltd.	68,719	2,026,427
Japan Post Bank Co., Ltd.	419,224	3,123,589
Japan Prime Realty Investment Corp.	440	1,130,587
Japan Real Estate Investment Corp.	614	2,329,170
JEOL Ltd.	20,843	722,042
Joshin Denki Co., Ltd.	160,742	2,174,444
Joyful Honda Co., Ltd.	172,390	2,117,319
Juki Corp.	141,711	565,972
JVCKenwood Corp.	958,548	3,430,369
Kadokawa Corp.	59,249	1,320,979
Kaga Electronics Co., Ltd.	48,069	1,761,538
Kagome Co., Ltd.	86,751	2,033,493
Kakaku.com, Inc.	69,581	1,009,489
Kaken Pharmaceutical Co., Ltd.	63,324	1,586,329
Kameda Seika Co., Ltd.	6,040	177,247
Kamigumi Co., Ltd.	193,010	4,289,418
Kanamoto Co., Ltd.	128,342	1,999,789
Kandenko Co., Ltd.	487,140	3,514,563
Kansai Paint Co., Ltd.	266,641	3,996,323
Kanto Denka Kogyo Co., Ltd.	103,932	630,815
Katitas Co., Ltd.	28,538	511,872
Kato Sangyo Co., Ltd.	118,273	3,246,444
Keihan Holdings Co., Ltd.	115,836	2,930,825
Keikyu Corp.	296,464	2,783,959
Keio Corp.	123,410	4,336,994
Keisei Electric Railway Co., Ltd.	102,210	3,913,850
Kenedix Office Investment Corp.	475	1,074,330
Kenedix Residential Next Investment Corp.	371	567,726
Kenedix Retail REIT Corp.	308	553,326
KFC Holdings Japan Ltd.	32,596	655,816
KH Neochem Co., Ltd.	57,456	911,302
Kissei Pharmaceutical Co., Ltd.	41,188	833,990
Kitz Corp.	246,577	1,793,095
Koa Corp.	46,078	549,447
Kobayashi Pharmaceutical Co., Ltd.	36,892	2,080,728
Kobe Bussan Co., Ltd.	13,550	372,900
Koei Tecmo Holdings Co., Ltd.	44,686	750,657
Kohnan Shoji Co., Ltd.	82,067	2,049,986
Kojima Co., Ltd.	131,507	513,924
Kokusai Pulp & Paper Co., Ltd.	172,175	702,428
Kokuyo Co., Ltd.	205,314	2,783,271
Komeri Co., Ltd.	104,825	2,207,316
SECURITY	NUMBER OF SHARES	VALUE ($)
Konami Group Corp.	64,783	3,426,593
Konoike Transport Co., Ltd.	26,700	289,522
Kose Corp.	25,679	2,573,138
Kumagai Gumi Co., Ltd.	143,164	3,068,934
Kumiai Chemical Industry Co., Ltd.	127,485	815,743
Kura Sushi, Inc. (a)	27,921	615,515
Kureha Corp.	31,825	1,826,837
Kusuri no Aoki Holdings Co., Ltd.	23,112	1,144,723
KYB Corp.	62,309	1,966,737
Kyoei Steel Ltd.	118,627	1,563,976
Kyokuto Kaihatsu Kogyo Co., Ltd.	114,636	1,307,875
Kyorin Pharmaceutical Co., Ltd.	90,350	1,119,392
Kyoritsu Maintenance Co., Ltd.	20,634	725,140
Kyowa Kirin Co., Ltd.	163,935	3,144,586
Kyudenko Corp.	124,798	3,300,495
Kyushu Financial Group, Inc.	508,805	1,900,986
LaSalle Logiport REIT	126	151,418
Lasertec Corp.	1,090	168,905
Lawson, Inc.	90,373	3,932,776
Life Corp.	92,516	1,878,595
Lintec Corp.	144,337	2,262,449
M3, Inc.	65,891	1,465,764
Mabuchi Motor Co., Ltd.	91,098	2,467,924
Macnica Holdings, Inc.	152,776	5,565,829
Makino Milling Machine Co., Ltd.	51,251	1,944,174
Mandom Corp.	92,879	973,895
Marubun Corp.	16,810	139,928
Maruha Nichiro Corp.	183,389	3,207,979
Marui Group Co., Ltd.	183,412	3,070,541
Maruichi Steel Tube Ltd.	101,454	2,225,649
MARUKA FURUSATO Corp.	7,320	122,860
Maruwa Co., Ltd.	4,828	670,388
Matsuda Sangyo Co., Ltd.	56,679	839,343
Max Co., Ltd.	68,626	1,100,256
Maxell Holdings Ltd.	120,181	1,239,529
McDonald's Holdings Co., Japan Ltd.	18,200	746,420
MCJ Co., Ltd.	166,370	1,124,097
Mebuki Financial Group, Inc.	1,391,479	3,266,687
Megachips Corp.	32,338	798,526
Megmilk Snow Brand Co., Ltd.	265,094	3,529,147
Meidensha Corp.	118,052	1,569,070
Meiko Electronics Co., Ltd.	31,028	543,876
Meitec Corp.	77,681	1,289,355
Menicon Co., Ltd.	32,609	586,759
METAWATER Co., Ltd.	51,158	626,499
Mimasu Semiconductor Industry Co., Ltd.	34,482	738,680
MIRAIT ONE Corp.	314,960	3,924,742
Mirarth Holdings, Inc.	291,291	869,401
Mitsubishi HC Capital, Inc.	443,669	2,403,875
Mitsubishi Logisnext Co., Ltd.	209,667	1,718,274
Mitsubishi Logistics Corp.	101,408	2,467,789
Mitsubishi Pencil Co., Ltd.	17,500	207,422
Mitsuboshi Belting Ltd.	6,430	181,558
Mitsui E&S Co., Ltd.	275,285	949,700
Mitsui High-Tec, Inc.	8,917	592,914
Mitsui Matsushima Holdings Co., Ltd., Class C (a)	27,353	525,857
Mitsui-Soko Holdings Co., Ltd.	56,859	1,367,400
Miura Co., Ltd.	83,076	2,206,005
Mixi, Inc.	121,900	2,380,154
Mizuho Leasing Co., Ltd.	39,908	1,193,969
Mizuno Corp.	74,233	1,878,207
Mochida Pharmaceutical Co., Ltd.	47,809	1,125,803
Modec, Inc. *	20,570	193,311
Monex Group, Inc.	148,994	514,011
MonotaRO Co., Ltd.	52,350	726,901
Mori Hills Reit Investment Corp.	599	660,673
Morinaga & Co., Ltd.	76,858	2,436,968

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MOS Food Services, Inc.	32,531	720,634
Musashi Seimitsu Industry Co., Ltd.	131,081	1,584,624
Nabtesco Corp.	156,696	3,487,990
Nachi-Fujikoshi Corp.	65,872	1,789,244
Nakanishi, Inc.	8,610	181,179
Nankai Electric Railway Co., Ltd.	141,490	3,195,083
NEC Networks & System Integration Corp.	105,976	1,444,214
NET One Systems Co., Ltd.	83,609	1,900,001
Nexon Co., Ltd.	154,859	3,154,484
Nextage Co., Ltd.	6,430	112,755
Nichias Corp.	145,141	2,742,528
Nichicon Corp.	102,077	964,404
Nichiha Corp.	76,636	1,563,821
Nifco, Inc.	134,963	3,603,135
Nihon Chouzai Co., Ltd.	72,157	563,456
Nihon Kohden Corp.	107,533	2,805,409
Nihon M&A Center Holdings, Inc.	78,155	546,523
Nihon Parkerizing Co., Ltd.	219,478	1,607,029
Nikkiso Co., Ltd.	171,797	1,062,396
Nikkon Holdings Co., Ltd.	144,804	2,719,577
Nippn Corp.	182,002	2,301,811
Nippon Accommodations Fund, Inc.	192	931,725
Nippon Building Fund, Inc.	644	2,572,036
Nippon Carbon Co., Ltd.	21,170	658,366
Nippon Chemi-Con Corp. *	67,269	588,360
Nippon Coke & Engineering Co., Ltd. *	775,835	527,533
Nippon Denko Co., Ltd.	221,075	417,735
Nippon Densetsu Kogyo Co., Ltd.	115,937	1,527,681
Nippon Gas Co., Ltd.	117,527	1,625,181
Nippon Kanzai Holdings Co., Ltd.	31,280	582,771
Nippon Kayaku Co., Ltd.	365,034	3,051,639
Nippon Koei Co., Ltd.	9,790	259,964
Nippon Paint Holdings Co., Ltd.	368,297	2,823,219
Nippon Prologis REIT, Inc. (a)	600	1,254,840
NIPPON REIT Investment Corp.	243	566,997
Nippon Sanso Holdings Corp.	160,891	3,293,478
Nippon Sheet Glass Co., Ltd. *	601,244	2,530,376
Nippon Shinyaku Co., Ltd.	34,610	1,580,444
Nippon Shokubai Co., Ltd.	97,850	3,606,825
Nippon Soda Co., Ltd.	58,159	1,914,837
Nippon Thompson Co., Ltd.	153,363	608,117
Nippon Yakin Kogyo Co., Ltd.	40,791	1,150,317
Nipro Corp.	333,683	2,364,429
Nishimatsu Construction Co., Ltd.	59,405	1,424,376
Nishimatsuya Chain Co., Ltd.	92,775	1,103,618
Nishi-Nippon Financial Holdings, Inc.	267,705	2,040,624
Nishi-Nippon Railroad Co., Ltd.	130,125	2,211,049
Nishio Holdings Co., Ltd.	60,024	1,370,480
Nissha Co., Ltd.	100,191	1,130,882
Nisshinbo Holdings, Inc.	459,552	3,378,019
Nitta Corp.	36,699	789,325
Nittetsu Mining Co., Ltd.	48,722	1,274,587
Nitto Boseki Co., Ltd.	52,876	896,563
Nitto Kogyo Corp.	68,762	1,668,419
Noevir Holdings Co., Ltd.	16,499	615,251
NOF Corp.	73,901	3,141,910
Nohmi Bosai Ltd.	52,566	656,158
Nojima Corp.	279,369	2,707,409
Nomura Co., Ltd.	144,567	963,332
Nomura Real Estate Master Fund, Inc.	2,494	2,925,717
Noritake Co., Ltd.	46,699	1,636,128
Noritz Corp.	133,086	1,664,111
North Pacific Bank Ltd.	473,778	871,495
NS Solutions Corp.	48,844	1,412,373
NS United Kaiun Kaisha Ltd.	23,821	562,640
NSD Co., Ltd.	57,284	1,108,656
NTN Corp.	1,666,580	3,304,174
NTT UD REIT Investment Corp.	717	662,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Obic Co., Ltd.	13,736	2,220,923
Odakyu Electric Railway Co., Ltd.	344,500	5,010,371
Oiles Corp.	16,120	215,641
Okamura Corp.	223,716	2,752,516
Okasan Securities Group, Inc.	291,675	912,300
Oki Electric Industry Co., Ltd.	505,321	2,889,822
Okinawa Cellular Telephone Co.	8,410	174,683
OKUMA Corp.	67,378	3,221,451
Okumura Corp.	109,047	2,989,300
Onoken Co., Ltd.	127,479	1,361,333
Onward Holdings Co., Ltd.	483,790	1,288,121
Open House Group Co., Ltd.	68,118	2,613,266
Oracle Corp. Japan	27,577	2,108,022
Organo Corp.	31,983	860,724
Orient Corp.	130,806	989,600
Orix JREIT, Inc.	1,323	1,766,967
Osaka Soda Co., Ltd.	42,591	1,230,037
OSG Corp.	133,071	1,827,744
Outsourcing, Inc.	167,728	1,480,218
Oyo Corp.	40,670	544,052
Pacific Industrial Co., Ltd.	183,576	1,528,103
Paramount Bed Holdings Co., Ltd.	60,125	994,517
Park24 Co., Ltd. *	133,558	1,989,294
Pasona Group, Inc.	49,888	620,587
PHC Holdings Corp.	12,460	130,740
Pigeon Corp.	130,218	1,848,207
Pilot Corp.	49,984	1,563,397
Piolax, Inc.	12,560	171,344
Pola Orbis Holdings, Inc.	139,185	1,881,834
Press Kogyo Co., Ltd.	563,925	2,252,229
Prima Meat Packers Ltd.	143,489	2,218,346
Qol Holdings Co., Ltd.	88,315	995,570
Raito Kogyo Co., Ltd.	89,577	1,230,991
Rakuten Group, Inc. (a)	697,862	2,877,061
Relia, Inc.	121,854	1,275,972
Relo Group, Inc.	72,353	1,015,526
Resorttrust, Inc.	73,033	1,063,752
Retail Partners Co., Ltd.	188,802	2,099,977
Rinnai Corp.	160,460	3,400,652
Rohto Pharmaceutical Co., Ltd.	157,656	3,351,382
Round One Corp.	198,766	917,611
Ryobi Ltd.	219,224	2,417,952
Ryosan Co., Ltd.	22,350	610,280
Ryoyo Electro Corp.	46,240	886,640
S Foods, Inc.	79,208	1,740,461
Saibu Gas Holdings Co., Ltd.	18,690	262,194
Saizeriya Co., Ltd.	48,099	1,203,207
Sakai Chemical Industry Co., Ltd.	66,471	843,049
Sakai Moving Service Co., Ltd.	17,890	578,129
Sakata Seed Corp.	25,462	710,745
SAMTY Co., Ltd.	36,931	563,289
San-A Co., Ltd.	49,706	1,604,510
Sangetsu Corp.	131,882	2,328,690
Sanken Electric Co., Ltd.	25,975	2,071,084
Sanki Engineering Co., Ltd.	156,488	1,624,075
Sankyo Co., Ltd.	41,478	1,668,442
Sanoh Industrial Co., Ltd.	125,323	634,172
Sanyo Chemical Industries Ltd.	33,894	975,227
Sanyo Denki Co., Ltd.	18,515	972,695
Sanyo Special Steel Co., Ltd.	58,725	1,056,264
Sapporo Holdings Ltd.	118,066	3,160,483
Sato Holdings Corp.	63,728	854,329
SBI Shinsei Bank Ltd.	61,562	1,237,717
SBS Holdings, Inc.	23,648	512,008
SCREEN Holdings Co., Ltd.	43,963	4,590,918
Scroll Corp.	24,130	151,984
SCSK Corp.	145,916	2,305,998
Sega Sammy Holdings, Inc.	241,060	4,677,477
Seibu Holdings, Inc.	322,993	3,365,979

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seiko Holdings Corp.	63,944	1,205,515
Seiren Co., Ltd.	64,890	1,025,960
Sekisui House REIT, Inc.	1,535	873,439
Sekisui Jushi Corp.	58,004	833,225
Senko Group Holdings Co., Ltd.	373,573	2,459,916
Senshu Ikeda Holdings, Inc.	451,360	726,880
Seria Co., Ltd.	23,900	387,799
Seven Bank Ltd.	910,892	1,779,863
Shibaura Machine Co., Ltd.	49,795	1,548,576
Shindengen Electric Manufacturing Co., Ltd.	25,578	594,986
Shin-Etsu Polymer Co., Ltd.	68,003	669,736
Shinko Electric Industries Co., Ltd.	43,562	1,552,723
Shinmaywa Industries Ltd.	215,664	1,898,627
Ship Healthcare Holdings, Inc.	141,107	2,389,573
Shizuoka Gas Co., Ltd.	199,509	1,646,451
SHO-BOND Holdings Co., Ltd.	25,778	1,036,913
Shoei Foods Corp.	25,397	715,293
Siix Corp.	133,792	1,375,123
Sinfonia Technology Co., Ltd.	72,695	843,942
SKY Perfect JSAT Holdings, Inc.	349,049	1,301,611
Skylark Holdings Co., Ltd. *	276,684	3,649,777
Sodick Co., Ltd.	128,857	647,444
Sotetsu Holdings, Inc.	119,909	2,191,087
Square Enix Holdings Co., Ltd.	70,925	3,172,753
Star Micronics Co., Ltd.	65,808	852,539
Starts Corp., Inc.	69,168	1,342,616
Sugi Holdings Co., Ltd.	79,874	3,310,099
Sumida Corp.	67,950	648,787
Sumitomo Bakelite Co., Ltd.	61,156	2,403,081
Sumitomo Mitsui Construction Co., Ltd.	831,908	2,084,012
Sumitomo Osaka Cement Co., Ltd.	134,989	3,347,793
Sumitomo Pharma Co., Ltd.	386,235	1,760,954
Sumitomo Seika Chemicals Co., Ltd.	7,720	224,889
Sun Frontier Fudousan Co., Ltd.	65,142	614,516
Suruga Bank Ltd.	506,401	1,866,632
SWCC Corp.	70,752	947,479
Systena Corp.	194,464	421,734
Tachi-S Co., Ltd.	203,988	2,061,561
Tadano Ltd.	257,765	1,896,593
Taikisha Ltd.	78,388	2,028,219
Taisho Pharmaceutical Holdings Co., Ltd.	77,252	2,864,155
Taiyo Holdings Co., Ltd.	36,814	672,963
Takamatsu Construction Group Co., Ltd.	69,532	1,147,628
Takaoka Toko Co., Ltd.	43,166	614,517
Takara Holdings, Inc.	355,498	2,602,974
Takara Standard Co., Ltd.	175,014	2,143,284
Takasago Thermal Engineering Co., Ltd.	190,213	3,173,507
Takeuchi Manufacturing Co., Ltd.	67,721	1,822,503
Takuma Co., Ltd.	137,153	1,396,906
Tama Home Co., Ltd. (a)	5,940	148,165
Tamura Corp.	161,103	799,087
Tanseisha Co., Ltd.	126,010	717,016
TBS Holdings, Inc.	88,330	1,433,865
TechnoPro Holdings, Inc.	63,099	1,370,687
T-Gaia Corp.	88,091	1,040,964
The 77 Bank Ltd.	88,555	1,542,732
The Awa Bank Ltd.	52,841	749,225
The Bank of Kyoto Ltd.	40,495	1,892,655
The Chiba Bank Ltd.	529,505	3,300,997
The Gunma Bank Ltd.	675,866	2,413,894
The Hachijuni Bank Ltd.	528,296	2,219,588
The Hyakugo Bank Ltd.	293,760	817,898
The Hyakujushi Bank Ltd.	52,549	658,579
The Japan Steel Works Ltd.	93,123	1,910,916
The Japan Wool Textile Co., Ltd.	161,261	1,125,359
The Keiyo Bank Ltd.	202,377	734,389
The Kiyo Bank Ltd.	86,832	919,189
SECURITY	NUMBER OF SHARES	VALUE ($)
The Musashino Bank Ltd.	54,953	858,229
The Nanto Bank Ltd.	49,313	835,090
The Nippon Road Co., Ltd.	3,270	195,196
The Nisshin Oillio Group Ltd.	96,546	2,276,914
The Ogaki Kyoritsu Bank Ltd.	60,216	768,458
The Okinawa Electric Power Co., Inc. *	242,677	2,027,013
The Pack Corp.	8,010	168,496
The San-in Godo Bank Ltd.	197,998	1,079,873
The Shiga Bank Ltd.	47,169	916,945
The Sumitomo Warehouse Co., Ltd.	95,377	1,498,425
THK Co., Ltd.	179,665	3,788,377
TKC Corp.	27,556	737,640
Toa Corp.	52,525	1,152,268
Toagosei Co., Ltd.	312,998	2,690,553
Tocalo Co., Ltd.	77,465	749,062
Toda Corp.	643,252	3,558,915
Toei Co., Ltd.	6,532	828,919
Toho Co., Ltd.	83,773	3,291,800
Toho Zinc Co., Ltd.	59,347	707,670
Tokai Carbon Co., Ltd.	348,889	2,886,703
TOKAI Holdings Corp.	303,143	1,887,660
Tokai Rika Co., Ltd.	300,479	4,075,494
Tokai Tokyo Financial Holdings, Inc.	267,480	670,064
Token Corp.	30,549	1,587,415
Tokushu Tokai Paper Co., Ltd.	7,020	154,253
Tokyo Century Corp.	71,129	2,499,684
Tokyo Ohka Kogyo Co., Ltd.	33,859	2,006,603
Tokyo Seimitsu Co., Ltd.	52,491	2,276,745
Tokyo Steel Manufacturing Co., Ltd.	131,039	1,282,112
Tokyo Tatemono Co., Ltd.	268,027	3,299,620
Tokyu Construction Co., Ltd.	356,962	1,778,231
Tokyu REIT, Inc.	427	571,208
TOMONY Holdings, Inc.	53,590	137,700
Tomy Co., Ltd.	199,645	2,356,330
Topcon Corp.	124,127	1,724,443
Topre Corp.	272,024	2,737,471
Toshiba TEC Corp.	52,178	1,525,585
Totetsu Kogyo Co., Ltd.	88,352	1,605,595
Towa Pharmaceutical Co., Ltd.	55,349	695,255
Toyo Construction Co., Ltd.	184,371	1,299,828
Toyo Ink SC Holdings Co., Ltd.	151,266	2,319,091
Toyo Tire Corp.	298,450	3,620,748
Toyobo Co., Ltd.	461,296	3,281,883
Toyota Boshoku Corp.	255,594	4,161,875
TPR Co., Ltd.	186,508	1,884,904
Trancom Co., Ltd.	20,011	946,732
Transcosmos, Inc.	59,486	1,400,773
Trend Micro, Inc.	68,646	3,262,423
Trusco Nakayama Corp.	106,331	1,604,307
TSI Holdings Co., Ltd.	439,196	2,036,997
Tsubaki Nakashima Co., Ltd.	105,866	638,007
Tsubakimoto Chain Co.	123,098	2,916,325
Tsugami Corp.	75,162	704,198
Tsumura & Co.	93,965	1,856,904
TV Asahi Holdings Corp.	85,687	928,534
UACJ Corp.	138,532	2,536,341
Uchida Yoko Co., Ltd.	26,419	956,806
Ulvac, Inc.	73,998	3,003,032
Unipres Corp.	373,752	2,624,276
United Arrows Ltd.	103,182	1,743,640
United Super Markets Holdings, Inc.	336,551	2,611,182
United Urban Investment Corp.	1,792	1,898,264
Ushio, Inc.	168,692	2,289,232
USS Co., Ltd.	135,859	2,206,378
UT Group Co., Ltd. *	30,196	594,994
V Technology Co., Ltd.	33,727	622,808
Valor Holdings Co., Ltd.	231,806	3,162,311
Valqua Ltd.	31,395	785,353
VT Holdings Co., Ltd.	277,453	998,882

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wacoal Holdings Corp.	130,106	2,674,476
Wacom Co., Ltd.	170,397	857,382
Warabeya Nichiyo Holdings Co., Ltd.	106,852	1,715,414
Welcia Holdings Co., Ltd.	153,159	3,231,670
Workman Co., Ltd.	6,130	236,048
World Co., Ltd.	84,577	911,057
Xebio Holdings Co., Ltd.	157,213	1,255,769
Yachiyo Industry Co., Ltd.	18,390	132,941
YAMABIKO Corp.	27,880	283,559
Yamaguchi Financial Group, Inc.	313,296	2,045,063
Yamato Kogyo Co., Ltd.	43,571	1,702,735
Yamazen Corp.	325,158	2,371,513
Yaoko Co., Ltd.	42,747	2,120,293
Yellow Hat Ltd.	95,634	1,252,623
Yodogawa Steel Works Ltd.	100,639	2,111,247
Yokogawa Bridge Holdings Corp.	83,795	1,342,855
Yokowo Co., Ltd.	41,863	515,366
Yondoshi Holdings, Inc.	51,368	644,513
Yoshinoya Holdings Co., Ltd.	71,889	1,326,999
Yuasa Trading Co., Ltd.	84,230	2,529,040
Zenkoku Hosho Co., Ltd.	29,999	1,070,358
Zensho Holdings Co., Ltd.	90,748	3,689,286
Zeon Corp.	325,941	3,373,372
ZERIA Pharmaceutical Co., Ltd.	43,421	726,921
Zojirushi Corp.	70,988	848,005
ZOZO, Inc.	45,734	930,949
		995,915,787

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	0

Netherlands 1.5%
Adyen N.V. *	1,415	2,303,227
Allfunds Group plc	31,430	213,778
AMG Critical Materials N.V.	18,998	853,494
Arcadis N.V.	71,572	2,894,933
ASM International N.V.	11,178	4,831,099
Basic-Fit N.V. *(a)	18,753	713,735
BE Semiconductor Industries N.V.	35,058	3,851,530
Corbion N.V.	57,067	1,562,349
Eurocommercial Properties N.V.	45,629	1,038,086
ForFarmers N.V.	328,256	986,870
Fugro N.V. CVA *	107,663	1,543,785
Heijmans N.V. CVA	73,112	787,242
IMCD N.V.	22,273	3,337,395
JDE Peet's N.V.	61,575	1,784,235
Just Eat Takeaway.com N.V *	18,134	271,972
Koninklijke BAM Groep N.V.	838,595	1,698,650
Koninklijke Vopak N.V.	97,917	3,429,190
OCI N.V.	48,725	1,079,952
PostNL N.V.	1,110,142	1,715,516
Sligro Food Group N.V.	97,129	1,625,724
TKH Group N.V.	58,805	2,910,164
Van Lanschot Kempen N.V.	30,825	841,281
Wereldhave N.V.	72,196	1,054,464
		41,328,671

New Zealand 0.9%
Auckland International Airport Ltd. *	358,932	1,909,242
Chorus Ltd.	386,789	1,897,463
Contact Energy Ltd.	800,493	3,771,036
EBOS Group Ltd.	111,272	2,806,352
Fisher & Paykel Healthcare Corp., Ltd.	213,409	2,973,831
Freightways Group Ltd.	115,869	626,404
Infratil Ltd.	204,375	1,224,922
Mainfreight Ltd.	44,965	1,870,314
SECURITY	NUMBER OF SHARES	VALUE ($)
Mercury NZ Ltd.	480,047	1,887,418
Meridian Energy Ltd.	950,342	3,024,510
Ryman Healthcare Ltd.	181,249	689,811
The a2 Milk Co., Ltd. *	443,694	1,537,064
		24,218,367

Norway 1.4%
Aker A.S.A., A Shares	15,000	814,416
Aker Solutions A.S.A.	270,674	884,680
Atea A.S.A. *	154,283	2,040,870
Austevoll Seafood A.S.A. (a)	157,811	1,247,708
Bakkafrost P/F	27,076	1,764,091
Borregaard A.S.A.	66,272	1,097,897
BW Energy Ltd. *	2,981	7,290
BW LPG Ltd.	131,522	1,118,939
BW Offshore Ltd.	278,661	642,701
DNO A.S.A. (a)	947,517	841,400
Elkem A.S.A. *	424,439	1,017,774
Elmera Group A.S.A.	404,029	798,417
Europris A.S.A.	185,347	1,220,904
Gjensidige Forsikring A.S.A.	128,292	2,147,228
Grieg Seafood A.S.A.	70,181	539,130
Kongsberg Automotive A.S.A. *(a)	3,050,344	692,579
Kongsberg Gruppen A.S.A.	32,404	1,292,909
Leroy Seafood Group A.S.A.	322,349	1,436,012
Odfjell Drilling Ltd. *	218,907	509,796
PGS A.S.A. *	2,451,097	1,549,018
Salmar A.S.A.	41,363	1,815,184
Schibsted A.S.A., A Shares	35,995	678,685
Schibsted A.S.A., B Shares	47,268	849,241
SpareBank 1 Nord Norge	137,263	1,120,972
SpareBank 1 SMN	140,883	1,691,666
SpareBank 1 SR-Bank A.S.A.	197,884	2,102,627
Stolt-Nielsen Ltd.	9,211	227,321
Storebrand A.S.A.	344,057	2,476,308
TGS A.S.A.	137,346	1,882,153
Tomra Systems A.S.A.	76,790	1,216,324
Var Energi A.S.A.	131,236	293,377
Veidekke A.S.A.	170,596	1,576,906
Wallenius Wilhelmsen A.S.A.	136,513	798,769
		38,393,292

Poland 1.3%
Alior Bank S.A. *	237,683	2,259,337
Allegro.eu S.A. *	127,121	1,061,621
Asseco Poland S.A.	140,692	2,724,031
Bank Millennium S.A. *	825,278	864,230
Bank Polska Kasa Opieki S.A.	221,939	5,022,947
CCC S.A. *	21,116	226,935
CD Projekt S.A.	23,115	658,682
Cyfrowy Polsat S.A.	664,386	2,412,612
Dino Polska S.A. *	11,687	1,143,352
Enea S.A. *	1,552,484	2,337,897
Grupa Azoty S.A. *	165,681	992,547
Grupa Kety S.A.	3,688	492,947
Jastrzebska Spolka Weglowa S.A. *	140,778	1,272,654
Kernel Holding S.A. *	168,902	647,294
KRUK S.A. *	11,147	969,703
LPP S.A. *	625	1,763,357
mBank S.A. *	14,761	1,224,400
Orange Polska S.A.	1,784,267	3,028,839
Pepco Group N.V. *	70,175	659,966
Santander Bank Polska S.A.	33,088	2,618,567
Tauron Polska Energia S.A. *	5,733,672	2,992,712
		35,374,630

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.3%
CTT-Correios de Portugal S.A.	218,308	757,563
EDP Renovaveis S.A.	65,245	1,292,382
EDP Renovaveis S.A. Interim Shares *(b)	869	17,213
NOS, SGPS S.A.	456,240	1,678,072
REN - Redes Energeticas Nacionais, SGPS, S.A.	494,770	1,321,324
Sonae, SGPS, S.A.	2,442,093	2,350,975
The Navigator Co., S.A.	397,185	1,303,345
		8,720,874

Republic of Korea 7.7%
Aekyung Chemical Co., Ltd.	20,979	290,047
AJ Networks Co., Ltd.	32,136	103,024
AMOREPACIFIC Group	84,858	1,860,514
Asia Paper Manufacturing Co., Ltd.	4,961	124,843
Asiana Airlines, Inc. *	128,351	1,190,432
BGF retail Co., Ltd.	11,102	1,592,632
BH Co., Ltd.	28,456	538,139
Celltrion Healthcare Co., Ltd.	14,291	796,786
Celltrion, Inc.	19,975	2,578,050
Cheil Worldwide, Inc.	111,843	1,544,609
Chong Kun Dang Pharmaceutical Corp.	12,636	838,751
CJ ENM Co., Ltd. *	30,271	1,733,355
CJ Logistics Corp.	29,194	1,792,662
Com2uS Corp.	17,585	882,397
Cosmax, Inc. *	2,451	146,811
Daeduck Electronics Co., Ltd. / New	12,757	244,135
Daehan Flour Mill Co., Ltd.	6,123	649,091
Daesang Corp.	85,284	1,199,020
Daesang Holdings Co., Ltd.	99,545	550,507
Daewoo Engineering & Construction Co., Ltd. *	609,307	1,971,726
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	152,579	3,259,081
Daou Technology, Inc.	81,653	1,181,192
DB HiTek Co., Ltd.	35,377	1,609,923
DGB Financial Group, Inc.	464,860	2,455,203
DL Holdings Co., Ltd.	25,701	885,908
Dongjin Semichem Co., Ltd.	21,343	616,692
Dongkuk Steel Mill Co., Ltd. (b)	247,349	2,124,527
Doosan Bobcat, Inc.	47,062	1,897,018
Doosan Co., Ltd.	30,820	2,259,398
Easy Holdings Co., Ltd.	241,630	587,121
Fila Holdings Corp.	88,917	2,435,210
Gradiant Corp.	60,225	864,409
Green Cross Corp.	6,238	591,723
Green Cross Holdings Corp.	47,503	554,753
GS Global Corp. *	312,098	703,088
GS Retail Co., Ltd.	117,245	2,195,169
Handsome Co., Ltd.	43,774	761,861
Hanmi Pharm Co., Ltd.	3,012	663,786
Hanon Systems	250,807	1,772,514
Hansae Co., Ltd.	33,194	397,903
Hanshin Construction Co., Ltd.	82,658	503,203
Hansol Chemical Co., Ltd.	4,251	741,463
Hansol Paper Co., Ltd.	102,189	860,782
Hanssem Co., Ltd.	16,138	553,233
Hanwha Aerospace Co., Ltd.	39,426	3,151,704
Hanwha General Insurance Co., Ltd. *	581,895	1,913,710
Hanwha Life Insurance Co., Ltd. *	1,730,284	3,291,744
Harim Holdings Co., Ltd.	196,928	1,213,691
HD Hyundai Construction Equipment Co. Ltd.	42,242	1,903,237
HD Hyundai Heavy Industries Co., Ltd. *	9,283	812,022
HD Hyundai Infracore Co., Ltd.	233,191	1,674,372
SECURITY	NUMBER OF SHARES	VALUE ($)
HDC Hyundai Development Co-Engineering & Construction, Class E	307,462	2,904,934
Hite Jinro Co., Ltd.	41,903	722,983
HL Mando Co., Ltd.	78,577	2,853,578
Hotel Shilla Co., Ltd.	32,969	1,917,654
Hyosung Advanced Materials Corp., Class C	2,714	913,016
Hyosung Chemical Corp. *	6,767	507,302
Hyosung Corp.	21,620	1,063,693
Hyosung Heavy Industries Corp. *	19,154	1,154,507
Hyosung TNC Corp.	7,736	2,217,780
Hyundai Corp.	61,767	874,441
Hyundai Department Store Co., Ltd.	43,772	1,685,251
Hyundai Elevator Co., Ltd.	48,565	1,531,321
Hyundai GF Holdings	182,801	497,202
Hyundai Green Food *	94,001	833,597
Hyundai Mipo Dockyard Co., Ltd. *	23,116	1,299,268
Hyundai Rotem Co., Ltd. *	39,448	919,884
Hyundai Wia Corp.	70,672	3,269,362
Innocean Worldwide, Inc.	19,974	587,670
INTOPS Co., Ltd.	28,382	758,065
IS Dongseo Co., Ltd. *	28,744	801,302
JB Financial Group Co., Ltd.	318,043	2,036,817
Kakao Corp.	44,671	1,891,513
Kangwon Land, Inc.	103,387	1,420,038
KCC Corp.	8,386	1,317,371
KCC Glass Corp.	23,342	757,988
KEPCO Plant Service & Engineering Co., Ltd.	41,889	1,073,065
KG Chemical Corp.	9,012	228,483
KISWIRE Ltd.	46,414	644,498
KIWOOM Securities Co., Ltd.	16,470	1,163,975
Kolmar Korea Co., Ltd.	18,483	523,610
Kolon Corp.	48,721	732,696
Kolon Industries, Inc.	67,962	2,191,579
Korea Aerospace Industries Ltd.	33,535	1,301,226
Korea Electric Terminal Co., Ltd.	19,344	884,672
Korea Investment Holdings Co., Ltd.	56,370	2,352,909
Korea Line Corp. *	79,918	112,659
Korea Petrochemical Ind Co., Ltd.	14,974	1,532,092
Korean Reinsurance Co.	324,353	1,725,321
Krafton, Inc. *	10,186	1,451,251
Kukdo Chemical Co., Ltd.	15,973	529,525
Kumho Tire Co., Inc. *	323,669	1,147,382
KUMHOE&C Co., Ltd.	123,287	589,846
Kwang Dong Pharmaceutical Co., Ltd.	141,387	688,160
Kyeryong Construction Industrial Co., Ltd.	9,671	118,697
LG Energy Solution Ltd. *	1,476	666,132
LG Hausys Ltd.	49,751	1,611,824
Lotte Chilsung Beverage Co., Ltd.	6,149	648,604
Lotte Corp.	51,053	1,084,720
LOTTE Fine Chemical Co., Ltd.	33,901	1,501,886
Lotte Rental Co., Ltd.	14,125	296,388
LS Corp.	69,052	4,271,365
LS Electric Co., Ltd.	37,218	1,786,240
LX International Corp.	107,769	2,452,156
LX Semicon Co., Ltd.	10,242	896,681
Mcnex Co., Ltd.	25,931	635,942
Meritz Financial Group, Inc. *	229,203	7,762,423
Mirae Asset Securities Co., Ltd.	373,721	2,055,501
NCSoft Corp.	12,156	2,939,971
Netmarble Corp. *	15,024	632,768
Nexen Tire Corp.	159,736	989,286
NH Investment & Securities Co., Ltd.	214,202	1,612,264
NHN Corp. *	37,912	749,814
NongShim Co., Ltd.	7,111	2,352,028

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oci Co., Ltd. *	9,865	1,073,960
OCI Holdings Co., Ltd.	21,770	1,413,881
Orion Corp.	24,737	2,408,002
Orion Holdings Corp.	66,078	758,235
Pan Ocean Co., Ltd.	283,184	1,004,932
Partron Co., Ltd.	120,679	829,228
Poongsan Corp.	87,779	2,592,531
POSCO Future M Co., Ltd.	4,127	1,088,303
S-1 Corp.	38,980	1,594,737
Samchully Co., Ltd.	6,420	591,574
Samsung Card Co., Ltd.	70,331	1,592,350
Samsung Engineering Co., Ltd. *	161,995	3,454,103
Samsung Heavy Industries Co., Ltd. *	574,241	2,647,847
Samsung Securities Co., Ltd.	75,654	2,094,771
SAMT Co., Ltd.	286,806	691,489
Samyang Corp.	21,070	690,559
Samyang Holdings Corp.	26,397	1,404,127
SD Biosensor, Inc.	8,572	109,342
Seah Besteel Holdings Corp.	71,782	1,306,111
SeAH Steel Corp.	1,171	123,783
SeAH Steel Holdings Corp.	1,240	155,461
Sebang Global Battery Co., Ltd.	23,365	857,318
Seegene, Inc.	9,630	176,311
Seohan Co., Ltd.	719,113	614,409
Seohee Construction Co., Ltd.	776,237	876,099
Seoul Semiconductor Co., Ltd.	110,442	1,023,497
Seoyon E-Hwa Co., Ltd.	93,826	1,357,287
SFA Engineering Corp.	40,318	1,199,895
Shinsegae, Inc.	18,831	2,804,964
SIMMTECH Co., Ltd.	6,266	147,533
SK Chemicals Co., Ltd.	12,672	716,067
SK Discovery Co., Ltd.	55,997	1,487,206
SK Gas Ltd.	12,178	1,154,261
SK Networks Co., Ltd.	1,067,252	3,891,881
SK Telecom Co., Ltd.	107,149	4,012,285
SKC Co., Ltd.	14,941	1,068,300
SL Corp.	34,367	933,457
SNT Motiv Co., Ltd.	21,755	842,499
Songwon Industrial Co., Ltd.	38,867	477,620
Soulbrain Co., Ltd.	1,297	225,247
SSANGYONG C&E Co., Ltd.	141,691	620,248
Sungwoo Hitech Co., Ltd.	323,940	2,489,499
TKG Huchems Co., Ltd.	45,966	780,963
Unid Co., Ltd.	2,603	119,045
WONIK IPS Co., Ltd.	36,485	886,526
Young Poong Corp.	1,977	783,501
Youngone Corp.	57,066	1,932,655
Youngone Holdings Co., Ltd.	5,401	273,458
Yuhan Corp.	35,102	1,568,317
		214,683,021

Singapore 1.4%
CapitaLand Ascendas REIT	1,329,980	2,650,438
CapitaLand Ascott Trust	1,196,559	936,157
CapitaLand China Trust	688,794	508,391
CapitaLand Integrated Commercial Trust	1,360,977	2,009,045
CapitaLand Investment Ltd.	599,254	1,464,022
City Developments Ltd.	377,992	1,883,194
First Resources Ltd.	536,567	598,012
Frasers Logistics & Commercial Trust	745,515	682,318
Genting Singapore Ltd.	5,267,199	3,926,539
Hutchison Port Holdings Trust, Class U	14,022,155	2,566,054
Keppel Infrastructure Trust	3,812,330	1,364,712
Manulife US Real Estate Investment Trust	1,431,471	241,919
Mapletree Industrial Trust	580,229	972,152
Mapletree Logistics Trust	872,212	1,068,658
Mapletree Pan Asia Commercial Trust	780,849	950,955
SECURITY	NUMBER OF SHARES	VALUE ($)
NetLink NBN Trust	1,423,858	909,058
Olam Group Ltd.	2,262,757	2,371,565
SATS Ltd. *	586,601	1,117,047
Seatrium Ltd. *	9,982,095	906,224
Sembcorp Industries Ltd.	881,890	3,274,094
Singapore Exchange Ltd.	353,632	2,422,191
Singapore Technologies Engineering Ltd.	1,251,073	3,379,656
Suntec Real Estate Investment Trust	825,390	798,067
UOL Group Ltd.	409,801	1,920,682
		38,921,150

Spain 1.3%
Abengoa S.A., B Shares *(b)	192,522,094	0
Almirall S.A.	62,990	552,339
Applus Services S.A.	265,862	2,539,583
Atresmedia Corp de Medios de Comunicaion S.A.	194,011	725,991
Bankinter S.A.	492,047	2,802,261
Cellnex Telecom S.A. *	69,857	2,823,331
Cia de Distribucion Integral Logista Holdings S.A.	68,718	1,704,034
Cie Automotive S.A.	60,038	1,711,535
Construcciones y Auxiliar de Ferrocarriles S.A.	29,716	942,487
Corp. ACCIONA Energias Renovables S.A. *	4,504	149,429
Ebro Foods S.A.	147,270	2,609,416
Ence Energia y Celulosa S.A.	193,518	596,235
Faes Farma S.A.	257,237	906,365
Fluidra S.A.	63,472	1,118,544
Gestamp Automocion S.A.	512,824	2,241,560
Indra Sistemas S.A.	137,721	1,684,076
Inmobiliaria Colonial Socimi S.A.	154,633	902,577
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	786,288	741,862
Melia Hotels International S.A. *	141,082	891,917
Merlin Properties Socimi S.A.	217,906	1,786,461
Obrascon Huarte Lain S.A. *(a)	1,331,131	637,185
Prosegur Cia de Seguridad S.A.	965,264	1,718,544
Sacyr S.A.	663,175	1,979,631
Unicaja Banco S.A.	903,655	858,378
Vidrala SA	3,244	306,763
Viscofan S.A.	36,527	2,433,840
		35,364,344

Sweden 3.3%
AAK AB	149,354	2,859,842
AddLife AB, Class B	12,722	158,154
AddTech AB, B Shares	59,032	1,206,284
AFRY AB	132,534	2,005,618
Ambea AB	151,809	485,126
Arjo AB, B Shares	240,551	936,247
Attendo AB *	344,805	1,040,726
Avanza Bank Holding AB	6,390	131,515
Axfood AB	86,857	1,867,446
Beijer Alma AB	39,530	875,329
Beijer Ref AB	73,517	1,084,152
Betsson AB, Class B *	198,784	2,005,447
Bilia AB, A Shares	143,874	1,382,743
BillerudKorsnas AB	288,375	2,246,355
Bonava AB, B Shares	520,364	869,696
Bravida Holding AB	206,219	2,008,454
Byggmax Group AB *	159,237	441,268
Castellum AB (a)	190,605	1,779,326
Clas Ohlson AB, B Shares	92,206	612,950
Cloetta AB, B Shares	415,263	727,614

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coor Service Management Holding AB	162,321	765,102
Dometic Group AB	443,022	2,575,842
Dustin Group AB *	151,825	392,271
Electrolux Professional AB, B Shares	150,873	749,957
Elekta AB, B Shares	352,222	2,574,771
EQT AB (a)	35,674	672,272
Evolution AB	14,057	1,841,271
Fabege AB	116,076	825,488
Fastighets AB Balder, B Shares *	191,404	640,851
Getinge AB, B Shares	161,791	3,708,962
Granges AB *	189,122	1,699,450
Hexpol AB	249,422	2,520,896
Holmen AB, B Shares	73,520	2,772,300
Indutrade AB	103,622	2,429,741
Instalco AB	32,379	171,213
Intrum AB (a)	141,739	1,011,119
Investment AB Latour, B Shares	36,966	729,905
Inwido AB	82,611	732,095
JM AB	144,086	1,728,990
Kinnevik AB, B Shares *	217,782	3,116,574
L E Lundbergfortagen AB, B Shares	50,436	2,091,845
Lagercrantz Group AB, B Shares	13,667	165,005
Lifco AB, B Shares	64,867	1,365,452
Lindab International AB	87,081	1,375,393
Loomis AB	116,610	3,207,857
MEKO AB	72,500	713,436
Mycronic AB	47,501	1,055,326
NCC AB, B Shares	251,935	2,075,230
New Wave Group AB, B Shares	38,698	648,546
Nibe Industrier AB, B Shares	255,419	2,430,137
Nobia AB *	637,298	857,843
Nolato AB, B Shares	167,410	824,468
Pandox AB	64,073	656,413
Peab AB, B Shares	543,127	2,222,691
Ratos AB, B Shares	395,411	1,133,524
Resurs Holding AB	375,373	665,998
Saab AB, B Shares	74,210	4,028,379
Sagax AB, Class B	5,821	114,349
Samhallsbyggnadsbolaget i Norden AB (a)	394,949	126,102
Samhallsbyggnadsbolaget i Norden AB, Class D (a)	22,666	8,705
Scandi Standard AB	170,662	788,737
Scandic Hotels Group AB *(a)	223,192	803,882
Sinch AB *	48,325	100,326
Storskogen Group AB, B Shares	371,582	403,211
Sweco AB, B Shares	158,591	1,789,387
Swedish Orphan Biovitrum AB *	71,494	1,432,035
Tethys Oil AB *	119,316	507,035
Thule Group AB	79,057	1,998,289
Viaplay Group AB, B Shares *	50,756	991,467
Wihlborgs Fastigheter AB	138,449	987,140
		91,951,570

Switzerland 3.1%
Accelleron Industries AG	52,762	1,267,465
Allreal Holding AG	12,180	2,006,572
ALSO Holding AG	7,094	1,417,015
ams-OSRAM AG *(a)	333,313	2,436,359
Arbonia AG	73,853	836,971
Aryzta AG *	1,568,360	2,496,268
Autoneum Holding AG *	8,126	1,256,923
Banque Cantonale Vaudoise	15,542	1,558,195
Belimo Holding AG	3,387	1,535,386
BKW AG	12,950	2,313,335
Bucher Industries AG	7,164	2,984,249
Burckhardt Compression Holding AG	1,364	831,098
Bystronic AG	2,405	1,628,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Cembra Money Bank AG	24,273	1,804,245
Clariant AG *	222,797	3,200,049
Comet Holding AG	2,985	807,842
Daetwyler Holding AG	4,157	1,016,342
dormakaba Holding AG	4,122	1,878,043
Dufry AG *	118,887	5,354,239
Emmi AG	1,818	1,841,566
EMS-Chemie Holding AG	3,337	2,573,522
Flughafen Zuerich AG	12,301	2,362,912
Forbo Holding AG	1,115	1,629,536
Huber & Suhner AG	16,386	1,312,099
Implenia AG	30,310	1,521,883
Inficon Holding AG	991	1,094,908
Interroll Holding AG	290	935,842
Kardex Holding AG	3,428	740,237
Komax Holding AG	2,554	652,364
Landis & Gyr Group AG *	28,061	2,471,050
Mobimo Holding AG	4,561	1,182,472
OC Oerlikon Corp. AG	334,404	1,615,411
PSP Swiss Property AG	13,860	1,482,807
Schweiter Technologies AG	1,605	1,148,247
SFS Group AG	16,520	2,204,715
Siegfried Holding AG *	1,439	1,135,742
SIG Group AG *	177,426	4,821,158
Softwareone Holding AG *	117,028	1,783,296
St. Galler Kantonalbank AG	1,464	752,699
Stadler Rail AG	41,091	1,556,167
Straumann Holding AG	16,919	2,463,402
Sulzer AG	17,789	1,383,578
Tecan Group AG	3,481	1,328,199
Temenos AG	25,480	2,138,965
u-blox Holding AG *	5,743	738,803
Valiant Holding AG	11,446	1,163,194
VAT Group AG	6,977	2,864,375
Vontobel Holding AG	19,721	1,255,551
Zehnder Group AG	12,727	987,086
		85,770,884

United Kingdom 9.7%
4imprint Group plc	17,332	989,213
888 Holdings plc *	533,466	461,833
AG Barr plc	21,947	137,366
Airtel Africa plc	825,061	1,218,916
Ashmore Group plc	470,729	1,310,365
ASOS plc *(a)	50,600	215,296
Assura plc	843,313	501,279
Auto Trader Group plc	238,802	1,864,619
Babcock International Group plc *	389,577	1,488,118
Bank of Georgia Group plc	33,614	1,256,085
Beazley plc	299,940	2,250,920
Big Yellow Group plc	53,653	764,722
Bodycote plc	296,692	2,347,893
Britvic plc	246,361	2,699,204
C&C Group plc *	546,624	985,064
Capita plc *	3,581,334	1,484,303
Card Factory plc *	1,521,204	1,642,166
Carnival plc *	295,718	2,871,995
Centamin plc	2,742,854	3,416,491
Chemring Group plc	238,398	754,927
Clarkson plc	16,949	601,839
Close Brothers Group plc	199,014	2,238,421
Coats Group plc	1,792,346	1,541,675
Computacenter plc	85,330	2,453,586
ConvaTec Group plc	1,017,523	2,557,547
Cranswick plc	83,040	3,344,893
Crest Nicholson Holdings plc	778,979	2,340,291
Dechra Pharmaceuticals plc	24,187	1,001,244
Deliveroo plc *	165,365	215,201

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Derwent London plc	46,824	1,246,563
DFS Furniture plc	120,241	172,871
Diploma plc	43,507	1,634,933
DiscoverIE Group plc	65,310	639,467
Diversified Energy Co., plc	438,150	462,130
Domino's Pizza Group plc	251,346	869,759
Dr. Martens plc	403,537	781,725
Drax Group plc	494,682	3,392,945
Dunelm Group plc	116,032	1,567,530
easyJet plc *	642,003	3,750,127
Elementis plc *	927,619	1,232,469
Endeavour Mining plc	70,726	1,886,396
EnQuest plc *	4,416,385	804,629
Essentra plc	603,414	1,367,109
FDM Group Holdings plc	73,457	610,896
Ferrexpo plc	1,395,082	1,594,198
Forterra plc	312,500	715,753
Frasers Group plc *	148,262	1,235,759
Fresnillo plc	192,867	1,548,975
Future plc	8,226	73,610
Games Workshop Group plc	14,881	1,744,756
Genuit Group plc	251,456	989,503
Genus plc	30,075	942,311
Grafton Group plc	379,440	3,836,527
Grainger plc	350,480	1,079,012
Great Portland Estates plc	133,054	797,161
Greencore Group plc *	1,412,756	1,403,402
Greggs plc	77,051	2,565,050
Gulf Keystone Petroleum Ltd.	62,220	101,407
Halfords Group plc	722,964	1,815,380
Halma plc	136,100	4,063,558
Hammerson plc (a)	3,981,370	1,223,758
Harbour Energy plc	462,383	1,288,278
Hargreaves Lansdown plc	220,365	2,190,972
Hikma Pharmaceuticals plc	202,149	4,488,486
Hill & Smith plc	85,773	1,547,831
Hilton Food Group plc	108,905	983,981
Hiscox Ltd.	166,467	2,418,061
Hochschild Mining plc	1,221,569	1,149,893
Howden Joinery Group plc	474,661	3,859,214
Hunting plc	71,393	193,781
Ibstock plc	546,133	1,083,680
IG Group Holdings plc	361,975	3,014,806
Indivior plc *	42,343	763,583
InterContinental Hotels Group plc	69,026	4,506,817
Intermediate Capital Group plc	163,457	2,820,033
International Consolidated Airlines Group S.A. *	2,666,955	5,103,575
Investec plc	510,639	2,588,504
IWG plc *	1,454,771	2,621,625
J.D. Sports Fashion plc	1,764,948	3,324,964
J.D. Wetherspoon plc *	172,517	1,568,352
Jupiter Fund Management plc	1,341,512	1,820,624
Just Group plc	2,820,805	2,947,217
Keller Group plc	59,998	504,915
Kier Group plc *	1,976,204	1,898,213
Lancashire Holdings Ltd.	165,928	1,274,009
LondonMetric Property plc	235,155	524,612
Marshalls plc	230,203	864,500
Marston's plc *	2,200,739	861,920
Mitchells & Butlers plc *	708,832	1,797,465
Mitie Group plc	1,451,437	1,599,232
Molten Ventures plc *	39,647	142,895
Moneysupermarket.com Group plc	638,589	1,988,166
Morgan Advanced Materials plc	404,244	1,452,958
Morgan Sindall Group plc	99,740	2,249,843
National Express Group plc	1,488,750	1,968,782
NCC Group plc	70,794	79,758
Ninety One plc	60,881	122,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Ocado Group plc *	157,197	718,923
OSB Group plc	242,002	1,481,690
Oxford Instruments plc	25,757	882,677
Pagegroup plc	467,177	2,518,733
Paragon Banking Group plc	222,228	1,336,934
Pennon Group plc	363,992	3,489,504
Petrofac Ltd. *(a)	1,255,544	1,100,178
Pets at Home Group plc	581,146	2,701,021
Playtech plc *	422,803	3,149,372
Plus500 Ltd.	138,165	2,469,305
Premier Foods plc	955,816	1,580,308
Primary Health Properties plc	414,591	512,303
QinetiQ Group plc	533,294	2,375,507
Quilter plc	960,362	1,001,019
Rathbone Brothers plc	34,397	850,075
Reach plc	811,123	727,841
Redde Northgate plc	555,028	2,569,313
Redrow plc	550,114	3,289,058
Renewi plc *	89,110	589,765
Renishaw plc	18,367	921,034
Rhi Magnesita N.V.	60,338	1,877,051
Rightmove plc	219,164	1,422,264
Rolls-Royce Holdings plc *	3,008,495	5,343,268
Rotork plc	705,250	2,805,819
RS Group plc	292,439	2,887,268
Sabre Insurance Group plc	549,742	959,341
Safestore Holdings plc	67,626	783,257
Saga plc *(a)	769,699	1,064,625
Savills plc	173,018	1,951,390
Schroders plc	628,365	3,548,193
Segro plc	240,014	2,372,647
Serco Group plc	1,377,323	2,439,380
Sirius Real Estate Ltd.	567,541	576,796
Softcat plc	57,683	975,870
Speedy Hire plc	1,629,575	624,086
Spirax-Sarco Engineering plc	25,533	3,457,282
Spire Healthcare Group plc	357,917	989,233
Spirent Communications plc	372,840	829,466
SSP Group plc *	848,126	2,829,743
SThree plc	283,930	1,312,598
Synthomer plc	847,320	943,576
TBC Bank Group plc	39,938	1,138,481
Telecom Plus plc	50,537	952,060
The British Land Co., plc	669,945	2,848,031
The Restaurant Group plc *	1,597,179	890,795
The Unite Group plc	58,705	651,193
The Weir Group plc	200,557	4,212,025
THG plc *(a)	839,724	642,978
TI Fluid Systems plc	1,305,310	1,967,246
TP ICAP Group plc	1,220,613	2,291,934
Tritax Big Box REIT plc	445,692	773,347
TT Electronics plc	339,891	682,443
TUI AG *	533,628	3,369,724
Tullow Oil plc *	551,985	169,938
Tyman plc	424,407	1,409,707
Vanquis Banking Group plc	671,787	1,806,770
Vesuvius plc	529,336	2,710,836
Victrex plc	82,683	1,587,374
VIDENDUM plc	13,405	112,478
Virgin Money UK plc	686,873	1,260,791
Vistry Group plc	496,756	4,451,362
Watches of Switzerland Group plc *	79,354	661,905
WH Smith plc	81,324	1,582,450
Wickes Group plc	692,528	1,047,149

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Workspace Group plc	106,699	665,181
XP Power Ltd.	4,494	116,132
		270,979,647
Total Common Stocks (Cost $2,779,253,973)		2,769,791,909

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	40,978	1,900,370
Sartorius AG	2,496	834,219
Sixt SE	18,288	1,300,440
		4,035,029

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	54,255	978,674
Total Preferred Stocks (Cost $4,860,021)		5,013,703

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
Almirall S.A.
expires 06/01/23, strike EUR 0.17 *(b)	62,990	11,507
Total Rights (Cost $12,448)		11,507

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	37,091	71,533
Total Warrants (Cost $0)		71,533

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)	177,515	177,515
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)(d)	38,939,929	38,939,929
		39,117,444
Total Short-Term Investments (Cost $39,117,444)		39,117,444
Total Investments in Securities (Cost $2,823,243,886)		2,814,006,096

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	240	24,640,800	(754,782)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,464,797.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,429,263,113	$—	$—	$2,429,263,113
Hong Kong	81,760,557	—	0 *	81,760,557
Luxembourg	—	—	0 *	0
Portugal	8,703,661	—	17,213	8,720,874
Republic of Korea	212,558,494	—	2,124,527	214,683,021
Spain	35,364,344	—	0 *	35,364,344
Preferred Stocks[1]	5,013,703	—	—	5,013,703
Rights[1]
Spain	—	—	11,507	11,507
Warrants[1]
Italy	—	—	71,533	71,533
Short-Term Investments[1]	39,117,444	—	—	39,117,444
Liabilities
Futures Contracts[2]	(754,782)	—	—	(754,782)
Total	$2,811,026,534	$—	$2,224,780	$2,813,251,314

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.6% OF NET ASSETS

Brazil 6.3%
Ambev S.A.	5,451,851	15,338,287
B3 S.A. - Brasil Bolsa Balcao	3,452,011	8,977,291
Banco Bradesco S.A.	3,165,936	8,202,419
Banco do Brasil S.A.	2,585,518	22,524,027
Banco Santander Brasil S.A.	639,875	3,572,976
BRF S.A. *	3,149,687	4,999,503
Centrais Eletricas Brasileiras S.A.	1,287,174	8,871,169
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	628,243	6,445,688
Cia Energetica de Minas Gerais	162,725	544,228
Companhia Siderurgica Nacional S.A.	1,536,150	3,644,004
Equatorial Energia S.A.	1,080,242	5,937,018
Equatorial Energia S.A., Interim Shares *(a)	15,123	83,116
Itau Unibanco Holding S.A.	799,895	3,493,557
JBS S.A.	4,315,392	14,154,627
Natura & Co. Holding S.A. *	1,547,500	4,196,641
Petroleo Brasileiro S.A.	9,319,803	53,150,481
Suzano S.A.	645,258	5,641,394
Telefonica Brasil S.A.	1,252,124	9,778,590
Ultrapar Participacoes S.A.	4,911,613	16,234,914
Vale S.A.	6,130,560	76,376,156
Vibra Energia S.A.	6,524,499	20,496,142
		292,662,228

Chile 0.7%
Banco de Chile	55,517,860	5,584,276
Cencosud S.A.	5,743,383	10,792,187
Empresas CMPC S.A.	3,131,819	5,327,171
Empresas Copec S.A.	1,406,379	10,104,352
		31,807,986

China 35.0%
Agile Group Holdings Ltd. *(b)	18,978,721	2,909,266
Agricultural Bank of China Ltd., A Shares	23,011,600	11,367,261
Agricultural Bank of China Ltd., H Shares	81,153,219	30,581,803
Alibaba Group Holding Ltd. *	8,768,930	87,260,837
Aluminum Corp. of China Ltd., A Shares	2,088,000	1,585,237
Aluminum Corp. of China Ltd., H Shares	9,827,075	4,343,459
Anhui Conch Cement Co., Ltd., A Shares	761,400	2,677,690
Anhui Conch Cement Co., Ltd., H Shares	3,315,548	8,809,555
ANTA Sports Products Ltd.	413,913	4,227,298
BAIC Motor Corp., Ltd., H Shares	32,322,150	8,340,401
Baidu, Inc., A Shares *	1,721,855	26,262,509
Bank of China Ltd., A Shares	13,033,000	7,133,052
Bank of China Ltd., H Shares	208,058,595	81,594,212
Bank of Communications Co., Ltd., A Shares	7,931,000	6,511,037
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co., Ltd., H Shares	21,454,755	13,840,451
Baoshan Iron & Steel Co., Ltd., A Shares	5,693,400	4,698,026
Beijing Enterprises Holdings Ltd.	1,643,101	6,349,287
BYD Co., Ltd., A Shares	26,700	950,451
BYD Co., Ltd., H Shares	189,762	5,730,494
China Cinda Asset Management Co., Ltd., H Shares	42,407,112	4,712,955
China CITIC Bank Corp., Ltd., A Shares	2,652,500	2,400,941
China CITIC Bank Corp., Ltd., H Shares	32,581,716	17,147,724
China Communications Services Corp., Ltd., H Shares	14,563,688	6,920,694
China Construction Bank Corp., A Shares	1,916,700	1,721,474
China Construction Bank Corp., H Shares	275,085,171	176,051,698
China Everbright Bank Co., Ltd., A Shares	10,763,600	4,758,110
China Everbright Bank Co., Ltd., H Shares *	10,619,845	3,269,419
China Everbright Environment Group Ltd.	11,772,583	4,601,808
China Evergrande Group *(a)	44,077,011	0
China Gas Holdings Ltd.	6,134,863	6,959,101
China Hongqiao Group Ltd.	6,271,674	4,454,445
China Jinmao Holdings Group Ltd.	25,732,519	3,681,592
China Life Insurance Co., Ltd., H Shares	5,456,213	9,214,209
China Mengniu Dairy Co., Ltd. *	2,137,117	8,299,218
China Merchants Bank Co., Ltd., A Shares	1,782,800	8,081,119
China Merchants Bank Co., Ltd., H Shares	4,883,111	22,705,616
China Minsheng Banking Corp., Ltd., A Shares	11,928,200	6,628,824
China Minsheng Banking Corp., Ltd., H Shares	31,134,993	12,329,509
China National Building Material Co., Ltd., H Shares	22,278,475	12,607,370
China Overseas Land & Investment Ltd.	9,027,431	18,312,599
China Pacific Insurance Group Co., Ltd., A Shares	753,900	2,946,492
China Pacific Insurance Group Co., Ltd., H Shares	4,373,563	11,062,057
China Petroleum & Chemical Corp., A Shares	15,617,500	13,939,109
China Petroleum & Chemical Corp., H Shares	173,109,532	109,019,256
China Railway Group Ltd., A Shares	5,208,400	5,766,970
China Railway Group Ltd., H Shares	13,809,393	9,102,477
China Resources Cement Holdings Ltd.	8,273,774	3,012,200
China Resources Gas Group Ltd.	1,181,716	3,887,100
China Resources Land Ltd.	4,682,185	17,524,737
China Resources Power Holdings Co., Ltd.	5,114,322	11,811,956

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Shenhua Energy Co., Ltd., A Shares	904,600	3,583,718
China Shenhua Energy Co., Ltd., H Shares	6,127,559	19,373,051
China State Construction Engineering Corp., Ltd., A Shares	10,850,900	8,984,298
China Taiping Insurance Holdings Co., Ltd.	5,921,217	6,172,150
China Tower Corp., Ltd., H Shares	91,780,003	10,082,816
China United Network Communications Ltd., A Shares	8,987,900	6,205,685
China Vanke Co., Ltd., A Shares	2,101,700	4,199,979
China Vanke Co., Ltd., H Shares	6,094,660	8,050,175
CITIC Ltd.	18,725,118	21,623,615
COSCO Shipping Holdings Co., Ltd., A Shares	701,600	1,027,913
COSCO SHIPPING Holdings Co., Ltd., H Shares	2,674,246	2,357,142
Country Garden Holdings Co., Ltd. (b)	61,032,886	11,226,948
CRRC Corp., Ltd., A Shares	3,797,500	3,751,775
CRRC Corp., Ltd., H Shares	9,130,725	5,656,950
CSPC Pharmaceutical Group Ltd.	5,431,519	4,731,959
Dongfeng Motor Group Co., Ltd., H Shares	10,588,356	4,585,256
ENN Energy Holdings Ltd.	651,062	7,568,312
Fosun International Ltd.	8,890,287	5,860,043
GCL-Poly Energy Holdings Ltd *	4,445,322	965,356
Geely Automobile Holdings Ltd.	8,201,689	9,544,584
Guangdong Investment Ltd.	4,559,188	3,884,621
Guangzhou R&F Properties Co., Ltd., H Shares *(b)	39,393,383	5,887,683
Haier Smart Home Co., Ltd., A Shares	379,600	1,144,266
Haier Smart Home Co., Ltd., H Shares	2,058,040	5,902,085
Hengan International Group Co., Ltd.	1,329,595	5,655,863
Huaneng Power International, Inc., A Shares *	1,294,800	1,849,766
Huaneng Power International, Inc., H Shares *	11,217,258	7,207,589
Industrial & Commercial Bank of China Ltd., A Shares	13,639,300	9,244,972
Industrial & Commercial Bank of China Ltd., H Shares	199,234,540	106,638,485
Industrial Bank Co., Ltd., A Shares	2,976,900	6,918,166
JD.com, Inc., A Shares	1,254,060	20,168,767
Jiangxi Copper Co., Ltd., A Shares	648,800	1,684,414
Jiangxi Copper Co., Ltd., H Shares	5,288,322	7,957,900
Kingboard Holdings Ltd.	2,769,698	7,465,350
Kunlun Energy Co., Ltd. *	14,729,662	11,741,205
Kweichow Moutai Co., Ltd., A Shares	18,300	4,183,231
Legend Holdings Corp., H Shares	5,041,306	4,868,556
Longfor Group Holdings Ltd.	3,575,766	6,879,064
Lufax Holding Ltd., ADR	1,487,522	1,904,028
Meituan, B Shares *	629,075	8,855,627
NetEase, Inc.	817,472	13,846,873
New China Life Insurance Co., Ltd., A Shares	251,400	1,297,960
New China Life Insurance Co., Ltd., H Shares	1,384,855	3,582,322
Nine Dragons Paper Holdings Ltd.	6,108,711	3,386,684
PetroChina Co., Ltd., A Shares	1,932,600	2,034,087
PetroChina Co., Ltd., H Shares	89,490,762	57,844,762
PICC Property & Casualty Co., Ltd., H Shares	17,765,663	21,173,779
Ping An Bank Co., Ltd., A Shares	2,498,300	4,066,951
Ping An Insurance Group Co. of China Ltd., A Shares	1,452,500	9,580,328
Ping An Insurance Group Co. of China Ltd., H Shares	12,188,202	77,380,467
SECURITY	NUMBER OF SHARES	VALUE ($)
Postal Savings Bank of China Co., Ltd., A Shares	2,361,100	1,703,115
Postal Savings Bank of China Co., Ltd., H Shares	14,678,269	9,225,189
SAIC Motor Corp., Ltd., A Shares	2,763,300	5,204,115
Seazen Group Ltd. *	13,731,108	2,420,583
Shanghai Pudong Development Bank Co., Ltd., A Shares	7,541,100	7,778,367
Shenzhou International Group Holdings Ltd.	522,559	4,232,139
Sinopharm Group Co., Ltd., H Shares	5,666,752	18,567,648
Sunny Optical Technology Group Co., Ltd.	381,895	3,590,518
Tencent Holdings Ltd.	2,395,339	95,039,414
The People's Insurance Co. Group of China Ltd., A Shares	190,400	163,525
The People's Insurance Co. Group of China Ltd., H Shares	14,051,433	5,313,096
Tingyi Cayman Islands Holding Corp.	2,999,059	4,497,679
Trip.com Group Ltd. *	32,023	1,027,583
Vipshop Holdings Ltd., ADR *	926,353	13,265,375
Weichai Power Co., Ltd., A Shares	877,100	1,422,896
Weichai Power Co., Ltd., H Shares	3,391,971	4,610,299
Xiaomi Corp., B Shares *	12,091,730	15,971,448
Yankuang Energy Group Co., Ltd., A Shares	110,700	421,467
Yankuang Energy Group Co., Ltd., H Shares	2,102,011	5,327,359
Yum China Holdings, Inc.	307,574	17,154,129
Zhongsheng Group Holdings Ltd.	975,911	3,602,827
Zijin Mining Group Co., Ltd., A Shares	924,100	1,386,319
Zijin Mining Group Co., Ltd., H Shares	3,667,917	4,975,988
ZTO Express Cayman, Inc.	87,762	2,217,523
		1,637,009,282

Colombia 0.2%
Bancolombia S.A.	577,589	3,631,691
Ecopetrol S.A.	14,034,814	6,462,931
		10,094,622

Czech Republic 0.2%
CEZ A/S	168,159	7,531,528

Greece 0.3%
Alpha Services and Holdings S.A. *	7,366,712	10,881,238
Hellenic Telecommunications Organization S.A.	365,243	5,576,003
		16,457,241

Hungary 0.5%
MOL Hungarian Oil & Gas plc	1,550,912	12,575,456
OTP Bank Nyrt	357,256	11,088,930
		23,664,386

India 11.4%
Axis Bank Ltd.	1,156,226	12,785,556
Bharat Petroleum Corp., Ltd.	4,262,874	18,729,833
Bharti Airtel Ltd.	1,330,323	13,666,331
Coal India Ltd.	3,603,038	10,506,623
GAIL India Ltd.	7,218,142	9,143,526
Grasim Industries Ltd.	455,610	9,463,066
HCL Technologies Ltd.	747,627	10,347,976
Hero MotoCorp Ltd.	227,842	7,600,709
Hindalco Industries Ltd.	2,750,837	13,496,182

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hindustan Petroleum Corp., Ltd.	5,092,077	16,058,170
Hindustan Unilever Ltd.	247,974	7,995,502
Housing Development Finance Corp., Ltd.	678,402	21,651,293
ICICI Bank Ltd.	568,682	6,524,261
Indian Oil Corp., Ltd.	23,284,816	25,330,416
Infosys Ltd.	2,160,042	34,419,412
ITC Ltd.	1,974,756	10,633,792
JSW Steel Ltd.	1,007,939	8,483,160
Larsen & Toubro Ltd.	479,305	12,778,373
Mahindra & Mahindra Ltd.	789,489	12,586,874
Maruti Suzuki India Ltd.	101,432	11,485,105
NTPC Ltd.	7,768,725	16,324,934
Oil & Natural Gas Corp., Ltd.	13,494,158	25,265,286
Petronet LNG Ltd.	1,794,541	4,898,922
Power Finance Corp., Ltd.	4,478,850	9,874,574
Power Grid Corp. of India Ltd.	3,142,075	8,881,390
Rajesh Exports Ltd.	1,483,372	9,958,248
REC Ltd.	3,873,013	6,626,525
Reliance Industries Ltd.	1,985,900	59,287,583
State Bank of India	1,519,256	10,648,137
Steel Authority of India Ltd.	3,440,749	3,431,104
Sun Pharmaceutical Industries Ltd.	508,307	5,992,576
Tata Consultancy Services Ltd.	600,923	23,893,277
Tata Motors Ltd. *	3,098,133	19,708,811
Tata Motors Ltd., A Shares, DVR *	648,151	2,129,377
Tata Steel Ltd.	16,453,390	21,041,082
Tech Mahindra Ltd.	548,384	7,394,364
UltraTech Cement Ltd.	56,438	5,368,786
UPL Ltd.	476,682	3,947,387
Vedanta Ltd.	2,952,282	9,931,116
Wipro Ltd.	1,260,519	6,150,088
		534,439,727

Indonesia 1.6%
PT Astra International Tbk	33,751,546	14,522,847
PT Bank Central Asia Tbk	15,904,901	9,602,358
PT Bank Mandiri (Persero) Tbk	33,525,208	11,294,350
PT Bank Rakyat Indonesia (Persero) Tbk	44,769,881	16,650,573
PT Telkom Indonesia (Persero) Tbk	69,234,012	18,659,467
PT United Tractors Tbk	3,026,389	4,487,091
		75,216,686

Kuwait 0.6%
Kuwait Finance House KSCP	3,625,415	8,328,736
Mobile Telecommunications Co. KSCP	3,900,339	6,590,337
National Bank of Kuwait SAKP	4,393,047	13,132,748
		28,051,821

Malaysia 1.7%
Axiata Group Berhad	10,752,672	6,476,531
CIMB Group Holdings Berhad	9,120,824	9,524,942
Genting Berhad	6,368,600	5,795,281
Malayan Banking Berhad	8,235,958	15,435,172
Petronas Chemicals Group Berhad	2,917,200	4,146,210
Public Bank Berhad	11,210,800	9,254,284
Sime Darby Berhad	9,722,300	4,360,343
Tenaga Nasional Berhad	11,184,100	23,044,262
		78,037,025

Mexico 4.0%
Alfa S.A.B. de C.V., A Shares	13,347,017	8,139,777
America Movil S.A.B. de C.V.	42,661,518	45,356,353
Cemex SAB de C.V., ADR *	4,076,151	24,456,906
Controladora Axtel SAB de C.V. *	13,347,017	205,186
SECURITY	NUMBER OF SHARES	VALUE ($)
Fomento Economico Mexicano S.A.B. de C.V.	2,733,617	27,418,910
Grupo Bimbo S.A.B. de C.V., Series A	2,139,195	11,390,890
Grupo Financiero Banorte S.A.B. de C.V., O Shares	2,933,268	23,420,555
Grupo Mexico S.A.B. de C.V., Series B	3,869,462	17,107,061
Grupo Televisa S.A.B., Series CPO	6,094,141	5,813,340
Orbia Advance Corp. S.A.B. de C.V.	2,480,704	5,129,529
Wal-Mart de Mexico S.A.B. de C.V.	4,836,175	18,306,290
		186,744,797

Qatar 0.6%
Ooredoo QPSC	2,440,870	7,114,734
Qatar Fuel QSC	1,079,800	4,704,843
Qatar Islamic Bank SAQ	662,120	3,186,907
Qatar National Bank QPSC	3,410,957	15,002,588
		30,009,072

Russia 0.0%
Alrosa PJSC *(a)(c)	49,456	1,047
Federal Grid Co. - Rosseti PJSC *(a)(c)	19,817,058	495
Gazprom PJSC *(a)(c)	197,560	28,944
Inter RAO UES PJSC *(a)(c)	1,590,272	1,116
LUKOIL PJSC *(a)(c)	15,008	47,611
Magnit PJSC *(a)(c)	2,064	1,575
MMC Norilsk Nickel PJSC *(a)(c)	544	2,679
Mobile TeleSystems PJSC *(a)(c)	26,384	1,527
Novatek PJSC *(a)(c)	5,557	4,341
Novolipetsk Steel PJSC *(a)(c)	21,760	1,004
Rosneft Oil Co. PJSC *(a)(c)	28,418	5,388
Sberbank of Russia PJSC *(a)(c)	90,000	2,892
Severstal PAO *(a)(c)	3,392	1,178
Sistema PJSFC *(a)(c)	127,904	392
Tatneft PJSC *(a)(c)	45,568	10,516
		110,705

Saudi Arabia 2.2%
Al Rajhi Bank	573,597	10,811,909
Riyad Bank	680,995	5,946,088
Saudi Arabian Oil Co.	1,818,423	15,271,495
Saudi Basic Industries Corp.	1,094,439	25,735,715
Saudi Electricity Co.	1,484,571	8,549,305
Saudi Telecom Co.	1,855,944	21,400,655
The Saudi National Bank	1,163,806	11,449,409
Yanbu National Petrochemical Co.	348,989	3,949,713
		103,114,289

South Africa 4.1%
Absa Group Ltd.	1,367,620	10,616,589
Anglo American Platinum Ltd.	55,800	3,198,125
AngloGold Ashanti Ltd.	602,821	14,690,078
Bid Corp., Ltd.	512,400	10,860,436
Exxaro Resources Ltd.	439,868	3,555,570
FirstRand Ltd.	5,840,189	17,762,604
Gold Fields Ltd.	1,024,730	15,591,048
Impala Platinum Holdings Ltd.	641,219	5,124,898
MTN Group Ltd.	3,412,706	21,005,374
MultiChoice Group	731,969	3,622,861
Naspers Ltd., N Shares	66,629	10,009,153
Nedbank Group Ltd.	796,013	8,362,128
Old Mutual Ltd.	9,791,966	5,272,455
Sanlam Ltd.	2,261,159	5,922,117
Sappi Ltd.	2,285,177	5,032,492
Sasol Ltd.	842,183	9,818,261
Shoprite Holdings Ltd.	650,294	6,405,722

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sibanye Stillwater Ltd.	1,957,106	3,457,682
Standard Bank Group Ltd.	2,232,522	17,072,674
The Bidvest Group Ltd.	515,460	6,186,170
Vodacom Group Ltd.	1,068,105	5,948,994
		189,515,431

Taiwan 20.7%
Acer, Inc.	8,139,470	8,171,919
ASE Technology Holding Co., Ltd.	6,083,000	22,073,208
Asia Cement Corp.	3,735,000	5,342,226
Asustek Computer, Inc.	2,073,100	20,577,512
AUO Corp.	26,184,496	14,997,872
Catcher Technology Co., Ltd.	1,852,000	11,180,408
Cathay Financial Holding Co., Ltd.	9,954,994	14,352,168
Chailease Holding Co., Ltd.	725,700	4,782,499
China Development Financial Holding Corp.	12,640,000	5,224,245
China Steel Corp.	17,913,088	16,906,014
Chunghwa Telecom Co., Ltd.	4,172,764	17,110,675
Compal Electronics, Inc.	23,736,000	21,513,224
CTBC Financial Holding Co., Ltd.	18,832,809	14,893,410
Delta Electronics, Inc.	1,537,696	15,838,607
E.Sun Financial Holding Co., Ltd.	7,372,659	6,214,364
Evergreen Marine Corp., Ltd.	1,014,000	5,048,963
Far Eastern New Century Corp.	9,057,061	9,520,562
First Financial Holding Co., Ltd.	7,453,288	6,815,959
Formosa Chemicals & Fibre Corp.	7,056,882	15,708,754
Formosa Petrochemical Corp.	2,671,704	7,494,944
Formosa Plastics Corp.	5,208,704	15,951,153
Foxconn Technology Co., Ltd.	3,383,858	5,979,773
Fubon Financial Holding Co., Ltd.	9,037,768	17,882,883
Hon Hai Precision Industry Co., Ltd.	40,564,928	140,596,040
Hotai Motor Co., Ltd.	257,000	6,732,894
Innolux Corp.	37,424,560	16,929,506
Inventec Corp.	11,971,646	14,357,014
Largan Precision Co., Ltd.	117,200	8,639,102
Lite-On Technology Corp.	3,844,229	11,134,534
MediaTek, Inc.	936,046	23,121,273
Mega Financial Holding Co., Ltd.	8,442,786	9,836,522
Micro-Star International Co., Ltd.	1,231,000	6,650,264
Nan Ya Plastics Corp.	7,810,588	19,750,474
Novatek Microelectronics Corp.	550,000	7,616,142
Pegatron Corp.	10,771,234	26,395,701
Pou Chen Corp.	9,983,000	10,282,709
Powertech Technology, Inc.	1,945,000	6,323,505
President Chain Store Corp.	610,000	5,548,613
Quanta Computer, Inc.	6,440,058	24,416,785
Shin Kong Financial Holding Co., Ltd.	17,880,000	5,015,885
Synnex Technology International Corp.	3,888,178	8,085,740
Taiwan Cement Corp.	8,898,760	10,975,934
Taiwan Cooperative Financial Holding Co., Ltd.	5,815,340	5,289,684
Taiwan Mobile Co., Ltd.	1,786,530	6,017,602
Taiwan Semiconductor Manufacturing Co., Ltd.	10,953,352	198,908,809
Uni-President Enterprises Corp.	7,591,796	18,357,186
United Microelectronics Corp. *	11,708,931	19,738,756
Walsin Lihwa Corp.	5,036,925	7,573,214
Wistron Corp.	14,375,934	31,205,754
WPG Holdings Ltd.	6,618,880	11,459,586
Yageo Corp.	391,635	6,474,675
Yang Ming Marine Transport Corp.	1,556,000	3,078,832
Yuanta Financial Holding Co., Ltd.	10,850,388	8,421,829
Zhen Ding Technology Holding Ltd.	1,291,000	4,873,680
		967,389,586

SECURITY	NUMBER OF SHARES	VALUE ($)
Thailand 2.9%
Advanced Info Service PCL NVDR	1,281,600	7,770,621
Bangkok Bank PCL NVDR	1,415,200	6,628,667
Charoen Pokphand Foods PCL NVDR	12,138,600	7,011,088
CP ALL PCL NVDR	4,935,500	9,041,326
Kasikornbank PCL NVDR	1,394,700	5,190,047
Krung Thai Bank PCL NVDR	13,050,900	7,125,491
PTT Exploration & Production PCL NVDR	1,683,800	6,749,716
PTT Global Chemical PCL NVDR	8,054,500	8,158,653
PTT PCL NVDR	49,856,900	42,980,086
SCB X PCL NVDR	4,177,400	12,424,164
Thai Oil PCL NVDR	3,866,487	4,805,332
The Siam Cement PCL NVDR	1,824,200	16,721,833
		134,607,024

Turkey 1.5%
Akbank T.A.S.	12,409,702	9,472,712
BIM Birlesik Magazalar A/S	954,702	6,503,435
Eregli Demir ve Celik Fabrikalari T.A.S. *	3,486,907	5,565,911
Haci Omer Sabanci Holding A/S	3,365,537	6,276,211
KOC Holding A/S	2,100,245	7,995,619
Turk Hava Yollari AO *	1,387,995	9,642,789
Turkcell Iletisim Hizmetleri A/S	5,795,865	9,380,348
Turkiye Is Bankasi A/S, Class C	13,106,106	7,059,996
Turkiye Petrol Rafinerileri A/S	2,365,599	7,657,232
		69,554,253

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	2,811,993	6,117,023
Dubai Islamic Bank PJSC	3,275,545	4,690,816
Emaar Properties PJSC	6,466,468	10,827,329
Emirates Telecommunications Group Co. PJSC	2,936,812	18,454,021
First Abu Dhabi Bank PJSC	2,997,379	10,363,929
		50,453,118
Total Common Stocks (Cost $4,185,331,137)		4,466,470,807

PREFERRED STOCKS 4.0% OF NET ASSETS

Brazil 3.9%
Banco Bradesco S.A.	10,790,139	32,674,409
Centrais Eletricas Brasileiras S.A., B Shares	443,204	3,409,328
Cia Energetica de Minas Gerais	3,005,896	6,866,394
Cia Paranaense de Energia, B Shares	3,236,007	4,687,942
Gerdau S.A.	2,378,257	11,130,014
Itau Unibanco Holding S.A.	8,464,428	43,512,835
Metalurgica Gerdau S.A.	3,135,382	6,862,226
Petroleo Brasileiro S.A.	14,216,815	72,501,066
		181,644,214

Colombia 0.1%
Bancolombia S.A.	972,929	5,712,562

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Russia 0.0%
Surgutneftegas PJSC *(a)(c)	265,800	5,187
Tatneft PJSC *(a)(c)	4,870	995
Transneft PJSC *(a)(c)	116	10,711
		16,893
Total Preferred Stocks (Cost $165,061,888)		187,373,669

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)	12,644,347	12,644,347
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)(e)	10,430,880	10,430,880
		23,075,227
Total Short-Term Investments (Cost $23,075,227)		23,075,227
Total Investments in Securities (Cost $4,373,468,252)		4,676,919,703

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/16/23	405	19,375,200	(472,352)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see Notes for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $9,087,326.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,536,688,592	$—	$—	$2,536,688,592
Brazil	292,579,112	—	83,116	292,662,228
China	1,637,009,282	—	0 *	1,637,009,282
Russia	—	—	110,705	110,705
Preferred Stocks[1]	187,356,776	—	—	187,356,776
Russia	—	—	16,893	16,893
Short-Term Investments[1]	23,075,227	—	—	23,075,227
Liabilities
Futures Contracts[2]	(472,352)	—	—	(472,352)
Total	$4,676,236,637	$—	$210,714	$4,676,447,351

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447MAY23